Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	NFBK
Entity Registrant Name	Northfield Bancorp, Inc.
Entity Central Index Key	0001493225
Entity Filer Category	Accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash and due from banks	$ 11,680	$ 15,539	$ 9,862
Interest-bearing deposits in other financial institutions	22,701	49,730	33,990
Total cash and cash equivalents	34,381	65,269	43,852
Trading securities	4,490	4,146	4,095
Securities available-for-sale, at estimated fair value (encumbered $309,597 in 2012 and $309,816 in 2011)	1,221,219	1,098,725	1,244,313
Securities held-to-maturity, at amortized cost (estimated fair value of $2,961 in 2012 and $3,771 in 2011) (encumbered $0 in 2012 and 2011)	2,832	3,617	5,060
Loans held-for-sale	355	3,900	1,170
Purchased credit-impaired (PCI) loans held-for-investment	82,111	88,522
Originated loans held-for-investment, net	990,837	985,945	827,591
Loans held-for-investment, net	1,072,948	1,074,467	827,591
Allowance for loan losses	(27,042)	(26,836)	(21,819)
Net loans held-for-investment	1,045,906	1,047,631	805,772
Accrued interest receivable	7,790	8,610	7,873
Bank owned life insurance	79,207	77,778	74,805
Federal Home Loan Bank of New York stock, at cost	14,208	12,677	9,784
Premises and equipment, net	23,146	19,988	16,057
Goodwill	16,159	16,159	16,159
Other real estate owned	2,139	3,359	171
Other assets	12,090	15,059	18,056
Total assets	2,463,922	2,376,918	2,247,167
LIABILITIES:
Deposits	1,543,181	1,493,526	1,372,842
Securities sold under agreements to repurchase	276,000	276,000	243,000
Other borrowings	237,571	205,934	148,237
Advance payments by borrowers for taxes and insurance	3,177	2,201	693
Accrued expenses and other liabilities	15,101	16,607	85,678
Total liabilities	2,075,030	1,994,268	1,850,450
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 10,000,000 shares authorized, none issued or outstanding
Common stock, $0.01 par value: 90,000,000 shares authorized, 45,632,611 shares issued at December 31, 2011, and December 31, 2010, respectively, 40,518,591 and 43,316,021 outstanding at December 31, 2011 and 2010, respectively	456	456	456
Additional paid-in-capital	211,122	209,302	205,863
Unallocated common stock held by employee stock ownership plan	(14,279)	(14,570)	(15,188)
Retained earnings	242,956	235,776	222,655
Accumulated other comprehensive income	18,765	17,470	10,910
Treasury stock at cost; 5,114,020 and 2,316,590 shares at December 31, 2011 and 2010, respectively	(70,128)	(65,784)	(27,979)
Total stockholders' equity	388,892	382,650	396,717
Total liabilities and stockholders' equity	$ 2,463,922	$ 2,376,918	$ 2,247,167

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale securities encumbered	$ 309,597	$ 309,816	$ 275,694
Estimated fair value of securities held-to-maturity	2,961	3,771	5,273
Held-to-maturity securities encumbered	$ 0	$ 0	$ 0
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	45,632,611	45,632,611	45,632,611
Common stock, shares outstanding	40,206,678	40,518,591	43,316,021
Treasury stock, shares	5,425,933	5,114,020	2,316,590

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans	$ 14,875	$ 12,778	$ 30,025	$ 25,252	$ 55,066	$ 46,681	$ 38,889
Mortgage-backed securities	6,843	8,675	13,619	17,092	32,033	33,306	42,256
Other securities	890	787	1,543	1,757	3,314	6,011	3,223
Federal Home Loan Bank of New York dividends	142	121	284	230	439	354	399
Deposits in other financial institutions	10	77	28	105	165	143	801
Total interest income	22,760	22,438	45,499	44,436	91,017	86,495	85,568
Interest expense:
Deposits	2,461	3,270	4,985	6,287	12,251	13,573	18,214
Borrowings	3,286	3,339	6,576	6,549	13,162	10,833	10,763
Total interest expense	5,747	6,609	11,561	12,836	25,413	24,406	28,977
Net interest income	17,013	15,829	33,938	31,600	65,604	62,089	56,591
Provision for loan losses	544	1,750	1,159	3,117	12,589	10,084	9,038
Net interest income after provision for loan losses	16,469	14,079	32,779	28,483	53,015	52,005	47,553
Non-interest income:
Bargain purchase gain, net of tax					3,560
Fees and service charges for customer services	763	743	1,565	1,437	2,946	2,582	2,695
Income on bank owned life insurance	710	746	1,429	1,487	2,973	2,273	1,750
(Loss) gain on securities transactions, net	(77)	839	2,060	2,644	2,603	1,853	891
Other-than-temporary impairment losses on securities		(991)		(1,152)	(1,152)	(962)	(1,365)
Portion recognized in other comprehensive income (before taxes)		743		743	743	808	1,189
Net impairment losses on securities recognized in earnings		(248)		(409)	(409)	(154)	(176)
Other	34	110	351	140	162	288	233
Total non-interest income	1,430	2,190	5,405	5,299	11,835	6,842	5,393
Non-interest expense:
Compensation and employee benefits	5,644	5,048	11,931	10,210	21,626	19,056	16,896
Director compensation	412	372	803	771	1,497	1,516	1,338
Occupancy	2,064	1,327	4,029	2,819	6,297	5,149	4,602
Furniture and equipment	356	292	689	579	1,204	1,070	1,093
Data processing	920	662	2,003	1,334	2,775	2,521	2,637
Professional fees	383	400	809	860	2,334	3,613	1,950
FDIC insurance	938	628	1,796	1,068	1,629	1,805	2,320
Other	1,084	855	2,383	1,896	4,168	3,954	3,418
Total non-interest expense	11,801	9,584	24,443	19,537	41,530	38,684	34,254
Income before income tax expense	6,098	6,685	13,741	14,245	23,320	20,163	18,692
Income tax expense	2,150	2,338	4,845	4,928	6,497	6,370	6,618
Net income	3,948	4,347	8,896	9,317	16,823	13,793	12,074
Net income per common share - basic and diluted	$ 0.1	$ 0.11	$ 0.23	$ 0.23	$ 0.42	$ 0.33	$ 0.28
Unrealized gains on securities:
Net unrealized holding (losses) gains on securities	2,107	9,328	2,158	7,835	7,961	(682)	12,075
Other comprehensive (loss) income, before tax	2,107	9,328	2,158	7,835
Income tax (benefit) expense related to items of other comprehensive income	842	3,732	863	3,134
Other comprehensive (loss) income, net of tax	1,265	5,596	1,295	4,701
Comprehensive income	$ 5,213	$ 9,943	$ 10,191	$ 14,018	$ 23,383	$ 12,558	$ 24,236
Weighted average shares outstanding - basic	38,512,169	40,599,400	38,579,475	40,848,467	40,068,991	41,387,106	42,405,774
Weighted average shares outstanding - diluted	38,964,121	40,980,691	39,053,118	41,260,033	40,515,245	41,669,006	42,532,568

Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Unallocated Common Stock Held by the Employee Stock Ownership Plan	Retained Earnings	Accumulated Other Comprehensive Income (Loss), Net of tax	Treasury Stock
Beginning Balance at Dec. 31, 2008	$ 386,578	$ 448	$ 199,453	$ (16,391)	$ 203,085	$ (17)
Beginning Balance, shares at Dec. 31, 2008		44,803,061
Comprehensive income:
Net income	12,074				12,074
Net unrealized holding gains (losses) on securities arising during the year	12,075					12,075
Reclassification adjustment for gains included in net income	(54)					(54)
Post retirement benefits adjustment	35					35
Reclassification adjustment for OTTI impairment included in net income	106					106
Comprehensive income	24,236
ESOP shares allocated or committed to be released	676		92	584
Stock compensation expense	2,942		2,942
Cash dividends declared	(2,963)				(2,963)
Issuance of restricted stock		8	(8)
Issuance of restricted stock,shares		825,150
Treasury stock	(19,929)						(19,929)
Ending Balance at Dec. 31, 2009	391,540	456	202,479	(15,807)	212,196	12,145	(19,929)
Ending Balance, shares at Dec. 31, 2009		45,628,211
Comprehensive income:
Net income	13,793				13,793
Net unrealized holding gains (losses) on securities arising during the year	(682)					(682)
Reclassification adjustment for gains included in net income	(670)					(670)
Post retirement benefits adjustment	35					35
Reclassification adjustment for OTTI impairment included in net income	82					82
Comprehensive income	12,558
ESOP shares allocated or committed to be released	799		180	619
Stock compensation expense	3,020		3,020
Additional tax benefit on equity awards	184		184
Exercise of stock options	137				(26)		163
Cash dividends declared	(3,308)				(3,308)
Issuance of restricted stock,shares		4,400
Treasury stock	(8,213)						(8,213)
Ending Balance at Dec. 31, 2010	396,717	456	205,863	(15,188)	222,655	10,910	(27,979)
Ending Balance, shares at Dec. 31, 2010		45,632,611
Comprehensive income:
Net income	9,317				9,317
Net unrealized holding gains (losses) on securities arising during the year	7,835
Other comprehensive income	4,701					4,701
Comprehensive income	14,018
ESOP shares allocated or committed to be released	394		102	292
Stock compensation expense	1,535		1,535
Additional tax benefit on equity awards	186		186
Exercise of stock options	5				(1)		6
Cash dividends declared	(1,846)				(1,846)
Treasury stock	(12,838)						(12,838)
Ending Balance at Jun. 30, 2011	398,171	456	207,686	(14,896)	230,125	15,611	(40,811)
Ending Balance, shares at Jun. 30, 2011		45,632,611
Beginning Balance at Dec. 31, 2010	396,717		205,863	(15,188)	222,655	10,910	(27,979)
Comprehensive income:
Net income	16,823				16,823
Net unrealized holding gains (losses) on securities arising during the year	7,961					7,961
Reclassification adjustment for gains included in net income	(1,652)					(1,652)
Post retirement benefits adjustment	6					6
Reclassification adjustment for OTTI impairment included in net income	245					245
Comprehensive income	23,383
ESOP shares allocated or committed to be released	824		206	618
Stock compensation expense	3,047		3,047
Additional tax benefit on equity awards	186		186
Exercise of stock options	15				(1)		16
Cash dividends declared	(3,701)				(3,701)
Treasury stock	(37,821)						(37,821)
Ending Balance at Dec. 31, 2011	382,650	456	209,302	(14,570)	235,776	17,470	(65,784)
Ending Balance, shares at Dec. 31, 2011		45,632,611
Comprehensive income:
Net income	8,896				8,896
Net unrealized holding gains (losses) on securities arising during the year	2,158
Other comprehensive income	1,295					1,295
Comprehensive income	10,191
ESOP shares allocated or committed to be released	409		118	291
Stock compensation expense	1,498		1,498
Additional tax benefit on equity awards	204		204
Cash dividends declared	(1,716)				(1,716)
Treasury stock	(4,344)						(4,344)
Ending Balance at Jun. 30, 2012	$ 388,892	$ 456	$ 211,122	$ (14,279)	$ 242,956	$ 18,765	$ (70,128)
Ending Balance, shares at Jun. 30, 2012		45,632,611

Consolidated Statements of Changes in Stockholders Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2012 Retained Earnings	Jun. 30, 2011 Retained Earnings	Dec. 31, 2011 Retained Earnings	Dec. 31, 2010 Retained Earnings	Dec. 31, 2009 Retained Earnings	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss), Net of tax	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss), Net of tax	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss), Net of tax	Jun. 30, 2012 Treasury Stock	Jun. 30, 2011 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2009 Treasury Stock
Net unrealized holding gains (losses) on securities arising during the year,tax						$ 5,306	$ 577	$ 8,438
Reclassification adjustment for gains included in net income,tax						1,102	585	35
Post retirement benefits adjustment,tax						4	11	26
Reclassification adjustment for OTTI impairment included in net income,tax						$ 164	$ 72	$ 70
Dividends declared per share	$ 0.12	$ 0.11	$ 0.23	$ 0.19	$ 0.16
Average cost of treasury stock per share									$ 13.81	$ 13.58	$ 13.52	$ 13.37	$ 11.61

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 8,896	$ 9,317	$ 16,823	$ 13,793	$ 12,074
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,159	3,117	12,589	10,084	9,038
ESOP and stock compensation expense	1,907	1,929	3,871	3,819	3,618
Depreciation	1,336	1,008	2,151	1,791	1,679
Amortization of premiums, and deferred loan costs, net of (accretion) of discounts, and deferred loan fees	504	295	1,653	1,101	(1,486)
Amortization of mortgage servicing rights			60	117	113
Income on bank owned life insurance	(1,429)	(1,487)	(2,973)	(2,273)	(1,750)
Gain on sale of premises and equipment and other real estate owned		(84)	(84)	(197)
Net gain on sale of loans held-for-sale	(123)	(15)	(20)	(34)	(138)
Proceeds from sale of loans held-for-sale	10,161	5,484	11,206	5,713	7,509
Origination of loans held-for-sale	(6,493)	(4,424)	(10,467)	(6,849)	(7,371)
Gain on securities transactions, net	(2,060)	(2,644)	(2,603)	(1,853)	(891)
Bargain purchase gain, net of tax			(3,560)
Net impairment losses on securities recognized in earnings		409	409	154	176
Net purchases of trading securities	(91)	(205)	(202)	(95)	(313)
Decrease in accrued interest receivable	820	305	125	181	265
(Increase) decrease in other assets	1,747	(2,084)	(1,659)	(18)	148
Decrease (increase) in prepaid FDIC assessment			1,609	1,610	(5,736)
Deferred taxes			(2,883)	(2,905)	(4,938)
Decrease in accrued expenses and other liabilities	(1,506)	(491)	1,196	1,263	2,831
Amortization of core deposit intangible	163	59	219	173	336
Net cash provided by operating activities	14,991	10,489	27,460	25,575	15,164
Cash flows from investing activities:
Net decrease (increase) in loans receivable	384	(76,940)	(169,258)	(103,037)	(108,385)
Purchase of loans					(35,369)
(Purchase) redemptions of Federal Home Loan Bank of New York stock, net	(1,531)	1,153	(2,628)	(3,363)	2,989
Purchases of securities available-for-sale	(466,713)	(342,901)	(476,918)	(845,781)	(655,765)
Principal payments and maturities on securities available-for-sale	217,587	198,444	403,389	581,525	500,518
Principal payments and maturities on securities held-to-maturity	784	641	1,442	1,684	4,575
Proceeds from sale of securities available-for-sale	130,276	114,446	182,658	221,187	3,293
Proceeds from sale of securities held-to-maturity					3,371
Purchases of certificates of deposit in other financial institutions					(63)
Proceeds from maturities of certificates of deposit in other financial institutions					53,716
Purchase of bank owned life insurance				(28,781)
Proceeds from sale of other real estate owned	1,416	487	571	721
Proceeds from the sale of premises and equipment				394
Purchases and improvements of premises and equipment	(4,494)	(2,460)	(6,082)	(5,369)	(5,456)
Net cash acquired in business combinations			77,449
Net cash provided by (used in) investing activities	(122,291)	(107,130)	10,623	(180,820)	(236,576)
Cash flows from financing activities:
Net (decrease) increase in deposits	49,655	75,728	(67,550)	55,957	292,446
Dividends paid	(1,716)	(1,846)	(3,701)	(3,308)	(2,963)
Exercise of stock options		5	15	137
Purchase of treasury stock	(4,344)	(12,838)	(37,821)	(8,213)	(19,929)
Additional tax benefit on equity awards	204	186	186	231
Increase (decrease) in advance payments by borrowers for taxes and insurance	976	1,176	1,508	(64)	(3,066)
Repayments under capital lease obligations	(122)	(102)	(217)	(187)	(160)
Proceeds from securities sold under agreements to repurchase and other borrowings	175,759	412,981	584,508	378,501	138,600
Repayments related to securities sold under agreements to repurchase and other borrowings	(144,000)	(359,594)	(493,594)	(266,501)	(191,100)
Net cash provided by financing activities	76,412	115,696	(16,666)	156,553	213,828
Net (decrease) increase in cash and cash equivalents	(30,888)	19,055	21,417	1,308	(7,584)
Cash and cash equivalents at beginning of period	65,269	43,852	43,852	42,544	50,128
Cash and cash equivalents at end of period	34,381	62,907	65,269	43,852	42,544
Cash paid during the period for:
Interest	11,741	12,586	25,008	24,463	29,334
Income taxes	4,229	6,129	9,483	9,776	10,351
Non-cash transactions:
Loans charged-off, net	953	1,416	7,572	3,679	2,402
Transfers of loans to other real estate owned	306	376	2,509		1,348
Other real estate owned charged-off	101	26	26	146
Loan to finance sale of other real estate owned				900
(Decrease) increase in due to broker for purchases of securities available-for-sale		(70,747)	(70,747)	70,747
Transfers of loans to held-for-sale			7,497
Non-cash assets acquired:
Securities available-for-sale			21,195
Loans			91,917
Core deposit intangible			1,160
Other real estate owned			1,166
Accrued interest receivable			862
FHLB NY stock			265
Other assets			633
Non-cash liabilities assumed:
Deposits			188,234
Other liabilities			$ 480

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

The following significant accounting and reporting policies of Northfield Bancorp, Inc. and subsidiaries (collectively, the “Company”), conform to U.S. generally accepted accounting principles, or (“GAAP”), and are used in preparing and presenting these consolidated financial statements.

(a)  Basis of Presentation

The consolidated financial statements are comprised of the accounts of Northfield Bancorp, Inc. and its wholly owned subsidiaries, Northfield Investment, Inc. and Northfield Bank (the Bank) and the Bank’s wholly-owned significant subsidiaries, NSB Services Corp. and NSB Realty Trust. All significant intercompany accounts and transactions have been eliminated in consolidation.

Effective July 21, 2011, as a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), the Bank began to be regulated and supervised by the Office of the Comptroller of the Currency and Northfield Bancorp, Inc. began to be regulated and supervised by the Board of Governors of the Federal Reserve System.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheets and revenues and expenses during the reporting periods. Actual results may differ significantly from those estimates and assumptions. A material estimate that is particularly susceptible to significant change in the near term is the allowance for loan losses. In connection with the determination of this allowance, management generally obtains independent appraisals for significant properties. In addition, judgments related to the amount and timing of expected cash flows from purchased credit-impaired loans, goodwill, securities valuation and impairment, and deferred income taxes, involve a higher degree of complexity and subjectivity and require estimates and assumptions about highly uncertain matters. Actual results may differ from the estimates and assumptions.

Certain prior year balances have been reclassified to conform to the current year presentation.

(b)  Business

The Company, through its principal subsidiary, the Bank, provides a full range of banking services primarily to individuals and corporate customers in Richmond and Kings Counties in New York, and Union and Middlesex Counties in New Jersey. The Company is subject to competition from other financial institutions and to the regulations of certain federal and state agencies, and undergoes periodic examinations by those regulatory authorities.

(c)  Cash Equivalents

Cash equivalents consist of cash on hand, due from banks, federal funds sold, and interest-bearing deposits in other financial institutions with an original term of three months or less.

(d)  Securities

Securities are classified at the time of purchase, based on management’s intention, as securities held-to-maturity, securities available-for-sale, or trading account securities. Securities held-to-maturity are those that management has the positive intent and ability to hold until maturity. Securities held-to-maturity are carried at amortized cost, adjusted for amortization of premiums and accretion of discounts using the level-yield method over the contractual term of the securities, adjusted for actual prepayments. Securities available-for-sale represents all securities not classified as either held-to-maturity or trading. Securities available-for-sale are carried at estimated fair value with unrealized holding gains and losses (net of related tax effects) on such securities excluded from earnings, but included as a separate component of stockholders’ equity, titled “Accumulated other comprehensive income (loss).” The cost of securities sold is determined using the specific-identification method. Security transactions are recorded on a trade-date basis. Trading securities are securities that are bought and may be held for the purpose of selling them in the near term. Trading securities are reported at estimated fair value, with unrealized holding gains and losses reported as a component of gain (loss) on securities transactions, net in non-interest income.

Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent and ability to hold the securities, and our assessments of the reason for the decline in value and the likelihood of a near-term recovery. If a determination is made that a debt security is other-than-temporarily impaired, the Company will estimate the amount of the unrealized loss that is attributable to credit and all other non-credit related factors. The credit related component will be recognized as an other-than-temporary impairment charge in non-interest income. The non-credit related component will be recorded as an adjustment to accumulated other comprehensive income (loss), net of tax. The estimated fair value of debt securities, including mortgage-backed securities and corporate debt obligations is furnished by an independent third party pricing service. The third party pricing service primarily utilizes pricing models and methodologies that incorporate observable market inputs, including among other things, benchmark yields, reported trades, and projected prepayment and default rates. Management reviews the data and assumptions used in pricing the securities by its third party provider for reasonableness.

(e) Loans

During the fourth quarter of 2011, the Company acquired a loan portfolio, with deteriorated credit quality, from the Federal Deposit Insurance Corporation, herein referred to as purchased credit-impaired loans, and transferred certain loans, previously originated and designated by the Company as held-for-investment, to held-for-sale. The accounting and reporting for these loans differs substantially from those loans originated and classified by the Company as held-for-investment. For purposes of reporting, discussion and analysis, management has classified its loan portfolio into three categories: (1) loans originated by the Company and held-for-sale, which are carried at the lower of aggregate cost or estimated fair value, less costs to sell, and therefore have no associated allowance for loan losses, (2) purchased credit-impaired (PCI) loans, which are held-for-investment, and initially valued at estimated fair value on the date of acquisition, with no initial related allowance for loan losses, and (3) originated loans held-for-investment, which are carried at amortized cost, less net charge-offs and the allowance for loan losses.

Originated net loans held-for-investment are stated at unpaid principal balance, adjusted by unamortized premiums and unearned discounts, deferred origination fees and certain direct origination costs, and the allowance for loan losses. Interest income on loans is accrued and credited to income as earned. Net loan origination fees/costs are deferred and accreted/amortized to interest income over the loan’s contractual life using the level-yield method, adjusted for actual prepayments. Generally, loans held-for-sale are designated at time of origination and routinely consist of newly originated fixed rate residential loans and are recorded at the lower of aggregate cost or estimated fair value in the aggregate. In 2011, the Company transferred from held-for-investment to held-for-sale certain impaired loans. Transfers from held-for-investment are infrequent and occur at fair value less costs to sell, with any charge-off to allowance for loan losses. Gains are recognized on a settlement-date basis and are determined by the difference between the net sales proceeds and the carrying value of the loans, including any net deferred fees or costs.

Originated net loans held-for-investment are deemed impaired when it is probable, based on current information, that the Company will not collect all amounts due in accordance with the contractual terms of the loan agreement. The Company has defined the population of originated impaired loans to be all originated non-accrual loans held-for-investment with an outstanding balance of $500,000 or greater. Originated impaired loans held-for-investment are individually assessed to determine that the loan’s carrying value is not in excess of the expected future cash flows, discounted at the loans original effective interest rate, or the underlying collateral (less estimated costs to sell) if the loan is collateral dependent. Impairments are recognized through a charge to the provision for loan losses for the amount that the loan’s carrying value exceeds the discounted cash flow analysis or estimated fair value of collateral (less estimated costs to sell) if the loan is collateral dependent. Homogeneous loans with balances less than $500,000 are collectively evaluated for impairment.

The allowance for loan losses is increased by the provision for loan losses charged against income and is decreased by charge-offs, net of recoveries. Loan losses are charged-off in the period the loans, or portion thereof, are deemed uncollectible. Generally, the Company will record a loan charge-off (including a partial charge-off) to reduce a loan to the estimated fair value of the underlying collateral, less cost to sell, if it is determined that it is probable that recovery will come primarily from the sale of such collateral. The provision for loan losses is based on management’s evaluation of the adequacy of the allowance which considers, among other things, originated impaired loans held-for-investment, deterioration in PCI loans subsequent to acquisition, past loan loss experience, known and inherent risks in the portfolio, existing adverse situations that may affect the borrower’s ability to repay, and estimated value of any underlying collateral securing loans. Additionally, management evaluates changes, if any, in underwriting standards, collection, charge-off and recovery practices, the nature or volume of the portfolio, lending staff, concentration of loans, as well as current economic conditions, and other relevant factors. Management believes the allowance for loan losses is adequate to provide for probable and reasonably estimable losses at the date of the consolidated balance sheets. The Company also maintains an allowance for estimated losses on off-balance sheet credit risks related to loan commitments and standby letters of credit. Management utilizes a methodology similar to its allowance for loan loss adequacy methodology to estimate losses on these commitments. The allowance for estimated credit losses on off-balance sheet commitments is included in other liabilities and any changes to the allowance are recorded as a component of other non-interest expense.

While management uses available information to recognize probable and reasonably estimable losses on loans, future additions may be necessary based on changes in conditions, including changes in economic conditions, particularly in Richmond and Kings Counties in New York, and Union and Middlesex Counties in New Jersey. Accordingly, as with most financial institutions in the market area, the ultimate collectability of a substantial portion of the Company’s loan portfolio is susceptible to changes in conditions in the Company’s marketplace. In addition, future changes in laws and regulations could make it more difficult for the Company to collect all contractual amounts due on its loans and mortgage-backed securities.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.

Troubled debt restructured loans are those loans whose terms have been modified because of deterioration in the financial condition of the borrower. Modifications could include extension of the terms of the loan, reduced interest rates, and forgiveness of accrued interest and/or principal. Once an obligation has been restructured because of such credit problems, it continues to be considered restructured until paid in full or, if the obligation yields a market rate (a rate equal to the rate the Company was willing to accept at the time of the restructuring for a new loan with comparable risk), until the year subsequent to the year in which the restructuring takes place, provided the borrower has performed under the modified terms for a six-month period. The Company records an impairment charge equal to the difference between the present value of estimated future cash flows under the restructured terms discounted at the original loans effective interest rate, or the underlying collateral value less costs to sell, if the loan is collateral dependent. Changes in present values attributable to the passage of time are recorded as a component of the provision for loan losses.

A loan is considered past due when it is not paid in accordance with its contractual terms. The accrual of income on loans, including originated impaired loans held-for-investment, and other loans in the process of foreclosure, is generally discontinued when a loan becomes 90 days or more delinquent, or when certain factors indicate that the ultimate collection of principal and interest is in doubt. Loans on which the accrual of income has been discontinued are designated as non-accrual loans. All previously accrued interest is reversed against interest income, and income is recognized subsequently only in the period that cash is received, provided no principal payments are due and the remaining principal balance outstanding is deemed collectible. A non-accrual loan is not returned to accrual status until both principal and interest payments are brought current and factors indicating doubtful collection no longer exist, including performance by the borrower under the loan terms for a six-month period.

The Company accounts for the PCI loans acquired as a result of the FDIC-assisted transaction in October 2011 based on expected cash flows (Please see Note 2, “Business Combinations,” for further information regarding the acquisition). This election is in accordance with FASB Accounting Standards Codification (ASC) Topic 310-30, “Loans and Debt Securities Acquired with Deteriorated Credit Quality” (ASC 310-30). In accordance with ASC 310-30, the Company will maintain the integrity of a pool of multiple loans accounted for as a single asset and evaluate the pools for impairment, and accrual status, based on variances from the expected cash flows.

(f)  Federal Home Loan Bank Stock

The Bank, as a member of the Federal Home Loan Bank of New York (the “FHLB”), is required to hold shares of capital stock in the FHLB as a condition to both becoming a member and engaging in certain transactions with the FHLB. The minimum investment requirement is determined by a “membership” investment component and an “activity-based” investment component. The membership investment component is the greater of 0.20% of the Bank’s mortgage-related assets, as defined by the FHLB, or $1,000. The activity-based investment component is equal to 4.5% of the Bank’s outstanding advances with the FHLB. The activity-based investment component also considers other transactions, including assets originated for or sold to the FHLB, and delivery commitments issued by the FHLB. The Company currently does not enter into these other types of transactions with the FHLB.

On a quarterly basis, we perform our other-than-temporary impairment analysis of FHLB stock, we evaluate, among other things, (i) its earnings performance, including the significance of any decline in net assets of the FHLB as compared to the regulatory capital amount of the FHLB, (ii) the commitment by the FHLB to continue dividend payments, and (iii) the liquidity position of the FHLB. We did not consider our investment in FHLB stock to be other-than-temporarily impaired at December 31, 2011.

(g)  Premises and Equipment, Net

Premises and equipment, including leasehold improvements, are carried at cost, less accumulated depreciation and amortization. Depreciation and amortization of premises and equipment, including capital leases, are computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives of significant classes of assets are generally as follows: buildings — forty years; furniture and equipment — five to seven years; and purchased computer software — three years. Leasehold improvements are amortized over the shorter of the term of the related lease or the estimated useful lives of the improvements. Major improvements are capitalized, while repairs and maintenance costs are charged to operations as incurred. Upon retirement or sale, any gain or loss is credited or charged to operations.

(h)  Bank Owned Life Insurance

The Company has purchased bank owned life insurance contracts to help fund its obligations for certain employee benefit costs. The Company’s investment in such insurance contracts has been reported in the consolidated balance sheets at their cash surrender values. Changes in cash surrender values and death benefit proceeds received in excess of the related cash surrender values are recorded as non-interest income.

(i)  Goodwill

Goodwill is presumed to have an indefinite useful life and is not amortized, but rather is tested, at least annually, for impairment at the reporting unit level. For purposes of the Company’s goodwill impairment testing, management has identified a single reporting unit. The Company uses the quoted market price of its common stock on the impairment testing date as the basis for estimating the fair value of the Company’s reporting unit. If the fair value of the reporting unit exceeds its carrying amount, further evaluation is not necessary. However, if the fair value of the reporting unit is less than its carrying amount, further evaluation is required to compare the implied fair value of the reporting unit’s goodwill to its carrying amount to determine if a write-down of goodwill is required. As of December 31, 2011, the carrying value of goodwill totaled $16.2 million. The Company performed its annual goodwill impairment test, as of December 31, 2011, and determined the fair value of the Company’s single reporting unit to be in excess of its carrying value. Accordingly, as of the annual impairment test date, there was no indication of goodwill impairment. The Company will test goodwill for impairment between annual test dates if an event occurs or circumstances change that would indicate the fair value of the reporting unit is below its carrying amount. No events have occurred and no circumstances have changed since the annual impairment test date that would indicate the fair value of the reporting unit is below its carrying amount.

(j)  Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the year in which those temporary differences are expected to be recovered or settled. When applicable, deferred tax assets are reduced by a valuation allowance for any portions determined not likely to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest dollar amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit (UTB). The Corporation records income tax-related interest and penalties, if applicable, within income tax expense.

(k)  Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted (and without interest) net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(l)  Securities Sold Under Agreements to Repurchase and Other Borrowings

The Company enters into sales of securities under agreements to repurchase (Repurchase Agreements) and collateral pledge agreements (Pledge Agreements) with selected dealers and banks. Such agreements are accounted for as secured financing transactions since the Company maintains effective control over the transferred or pledged securities and the transfer meets the other accounting and recognition criteria as required by the transfer and servicing topic of the FASB Accounting Standards. Obligations under these agreements are reflected as a liability in the consolidated balance sheets. Securities underlying the agreements are maintained at selected dealers and banks as collateral for each transaction executed and may be sold or pledged by the counterparty. Collateral underlying Repurchase Agreements which permit the counterparty to sell or pledge the underlying collateral is disclosed on the consolidated balance sheets as “encumbered.” The Company retains the right under all Repurchase Agreements and Pledge Agreements to substitute acceptable collateral throughout the terms of the agreement.

(m)  Comprehensive Income

Comprehensive income includes net income and the change in unrealized holding gains and losses on securities available-for-sale, change in actuarial gains and losses on other post retirement benefits, and change in service cost on other postretirement benefits, net of taxes. Comprehensive income is presented in the Consolidated Statements of Changes in Stockholders’ Equity.

(n)  Employee Benefits

The Company sponsors a defined postretirement benefit plan that provides for medical and life insurance coverage to a limited number of retirees, as well as life insurance to all qualifying employees of the Company. The estimated cost of postretirement benefits earned is accrued during an individual’s estimated service period to the Company. The Company recognizes in its balance sheet the over-funded or under-funded status of a defined benefit postretirement plan measured as the difference between the fair value of plan assets and the benefit obligation at the end of our calendar year. The actuarial gains and losses and the prior service costs and credits that arise during the period are recognized as a component of other comprehensive income, net of tax.

Funds borrowed by the Employee Stock Ownership Plan (ESOP) from the Company to purchase the Company’s common stock are being repaid from the Bank’s contributions over a period of up to 30 years. The Company’s common stock not yet allocated to participants is recorded as a reduction of stockholders’ equity at cost. The Company records compensation expense related to the ESOP at an amount equal to the shares committed to be released by the ESOP multiplied by the average fair value of our common stock during the reporting period.

The Company recognizes the grant-date fair value of stock based awards issued to employees as compensation cost in the consolidated statements of income. The fair value of common stock awards is based on the closing price of our common stock as reported on the NASDAQ Stock Market on the grant date. The expense related to stock options is based on the estimated fair value of the options at the date of the grant using the Black-Scholes pricing model. The awards are fixed in nature and compensation cost related to stock based awards is recognized on a straight-line basis over the requisite service periods.

The Bank has a 401(k) plan covering substantially all employees. Contributions to the plan are expensed as incurred.

(o)  Segment Reporting

As a community-focused financial institution, substantially all of the Company’s operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute the Company’s only operating segment for financial reporting purposes.

(p)  Net Income per Common Share

Net income per common share-basic is computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding, excluding unallocated ESOP shares and unearned common stock award shares. The weighted average common shares outstanding includes the average number of shares of common stock outstanding, including shares held by Northfield Bancorp, MHC and allocated or committed to be released ESOP shares.

Net income per common share-diluted is computed using the same method as basic earnings per share, but reflects the potential dilution that could occur if stock options and unvested shares of restricted stock were exercised and converted into common stock. These potentially dilutive shares are included in the weighted average number of shares outstanding for the period using the treasury stock method. When applying the treasury stock method, we add: (1) the assumed proceeds from option exercises; (2) the tax benefit, if any, that would have been credited to additional paid-in capital assuming exercise of non-qualified stock options and vesting of shares of restricted stock; and (3) the average unamortized compensation costs related to unvested shares of restricted stock and stock options. We then divide this sum by our average stock price for the period to calculate assumed shares repurchased. The excess of the number of shares issuable over the number of shares assumed to be repurchased is added to basic weighted average common shares to calculate diluted earnings per share. At December 31, 2011, 2010, and 2009, there were 446,254, 281,900 and 126,974 dilutive shares outstanding, respectively.

(q)  Other Real Estate Owned

Assets acquired through loan foreclosure, or deed-in-lieu of, are held for sale and are initially recorded at estimated fair value less estimated selling costs when acquired, thus establishing a new cost basis. Costs after acquisition are generally expensed. If the estimated fair value of the asset declines, a write-down is recorded through other non-interest expense.

Business Combination	12 Months Ended
Dec. 31, 2011
Business Combination
(2)	Business Combination

On October 14, 2011, the Bank assumed all of the deposits and acquired essentially all of the assets of a failed New Jersey State-chartered bank, from the Federal Deposit Insurance Corporation (the “FDIC”) as receiver for the failed bank, pursuant to the terms of the Purchase and Assumption Agreement, dated October 14, 2011, between the Bank and the FDIC.

The application of the acquisition method of accounting resulted in a bargain purchase gain of $3.6 million, net of tax, which is included in “non-interest income” in the Company’s Consolidated Statement of Income for the year ended December 31, 2011.

A summary of the net assets acquired and the estimated fair value adjustments resulting in the net gain follows:

October 14, 2011
(in thousands)
Transaction cost basis liabilities in excess of assets	$(3,692)
Receivable from the FDIC	50,502

Net assets acquired before fair value adjustments	46,810
Fair value adjustments:
Loans	(40,506)
Other real estate owned	(1,531)
Core deposit intangible	1,160

Pre-tax bargain purchase gain	5,933
Deferred income tax liability	(2,373)

Net after-tax bargain purchase gain	$3,560

The following table sets forth the assets acquired and liabilities assumed, at fair value.

STATEMENT OF ASSETS ACQUIRED AND LIABILITIES ASSUMED AT

ESTIMATED FAIR VALUE

October 14, 2011
(in thousands)
Assets
Cash and cash equivalents	$26,947
Receivable from Federal Deposit Insurance Corporation	50,502
Securities available for sale:
Mortgage-backed securities	15,454
Government sponsored enterprise bonds	5,741

Total securities	21,195
Total loans	91,917
Core deposit intangible	1,160
Other real estate owned	1,166
Federal Home Loan Bank of New York stock	265
Other assets	1,495

Total assets acquired	$194,647

Liabilities
Deposits	$188,234
Other liabilities	480
Deferred tax liabilities	2,373

Total liabilities assumed	$191,087

Net assets acquired	$3,560

Fair Value of Assets Acquired and Liabilities Assumed

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected cash flows and loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with a high degree of precision. Changes in assumptions could significantly affect the estimates.

The following is a description of valuation methodologies used for assets and liabilities recorded at fair value on the acquisition date. The determination of where an instrument falls in the fair value hierarchy requires significant judgment.

Cash and Cash Equivalents and Receivable from FDIC

Included in the acquired cash and cash equivalents were cash and due from banks of $23.9 million and federal funds sold of $3.0 million. The estimated fair values of cash and cash equivalents and the receivable from the FDIC of $50.5 million approximate their stated face amounts, as these financial instruments are either due on demand or have short-term maturities.

Investment Securities and Federal Home Loan Bank of New York (“FHLB”) Stock

Estimated fair values for the securities was derived from observable inputs (Level 2). The estimated fair values were derived primarily from cash flow models, which include assumptions for interest rates, credit losses, and prepayment speeds. Broker/dealer quotes are utilized as well when such quotes are available and deemed representative of the market. The significant inputs utilized in the cash flow models are based on market data obtained from sources independent of the Company (observable inputs).

The redemption value of the FHLB stock approximates fair value.

Loans

The loans are accounted for under FASB ASC Topic 310-30, “Loans and Debt Securities Acquired with Deteriorated Credit Quality,” since all of these loans were acquired at a discount attributable, at least in part, to credit quality and are referred to as PCI loans . At the October 14, 2011 acquisition date, we estimated the fair value of the loan portfolio, at $91.9 million, which represents the expected cash flows from the portfolio discounted at market-based rates with no valuation allowance. In estimating such fair value, we (a) calculated the contractual recorded amount and timing of undiscounted principal and interest payments (the “undiscounted contractual cash flows”); and (b) estimated the amount and timing of undiscounted expected principal and interest payments (the “undiscounted expected cash flows”). The difference between the undiscounted cash flows expected at acquisition and the investment in the PCI loans, or the “accretable yield”, is recognized as interest income utilizing the level yield method over the life of the loans. Contractually required payments for interest and principal that exceed the undiscounted cash flows expected at acquisition, or the “non-accretable difference,” are not recognized as a yield adjustment or as a loss accrual or a valuation allowance. The nonaccretable difference represents an estimate of the credit risk in the loan portfolio at the acquisition date. We estimated the cash flows expected to be collected by using credit risk, interest rate risk, and prepayment risk models, which incorporate our best estimate of current key assumptions, such as default rates, loss severity rates, collateral values and prepayment speeds. We adopted guidelines under FASB ASC Topic 310-30, whereby the Bank aggregated acquired loans into pools, with common risk characteristics. Each pool of loans is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

The loans acquired in the transaction are, and will continue to be, reviewed for collectability, based on the expectations of cash flows on these loans. Increases in expected cash flows subsequent to the acquisition are recognized prospectively through an adjustment of the yield on the pool over its remaining life, while decreases in expected cash flows are recognized as impairment through a loss provision and an increase in the allowance for loan losses.

The following details the accretable yield for the year ended December 31, 2011 (in thousands):

For the Year Ended December 31, 2011
Balance at the beginning of year	$—
Accretable yield at purchase date	43,937
Accretion into interest income	(1,444)
Net reclassification from / (to) non-accretable difference	—

Balance at end of year	$42,493

Core Deposit Intangible (“CDI”)

CDI is a measure of the value of the customer relationships in non-maturity deposits. The fair value of the CDI is based on the present value of the expected cost savings attributable to this funding, relative to an alternative source of funding (Level 2). The CDI related to the acquisition will be amortized over an estimated useful life of seven years to approximate the existing deposit relationships acquired. The Company evaluates such identifiable intangibles for impairment when an indication of impairment exists.

Other real estate owned

Other real estate owned (“OREO”) estimated fair values are based on unobservable inputs (Level 3) such as recent comparable sales, current listings of similar properties, and appraisal reports prepared by qualified independent third party appraisers, less estimated disposition costs, discounted over the estimated holding period.

Deposit Liabilities

The fair values of deposit liabilities with no stated maturity (i.e., NOW and money market accounts, savings accounts, and non-interest-bearing accounts) are equal to the carrying amounts payable on demand. The fair values of certificates of deposit are equal to the carrying amount payable. All rates on certificate of deposits were adjusted in accordance with FDIC rules, regulations, and powers to current market rates based on the remaining maturity of the account, therefore the carrying value approximates fair value.

Deferred Income Taxes

Deferred income taxes relate to the differences between the financial statement and tax bases of assets acquired and liabilities assumed in the transaction. The Company’s deferred income taxes were measured using a combined federal and state tax rate of approximately 40%.

Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Available-for-sale Securities
Securities

Note 2 – Securities

The following is a comparative summary of mortgage-backed securities and other securities available-for- sale at June 30, 2012, and December 31, 2011 (in thousands):

	June 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$491,069	$25,079	$105	$516,043
Non-GSE	8,025	—	640	7,385
Real estate mortgage investment conduits (REMICs):
GSE	550,179	5,510	78	555,611
Non-GSE	24,545	1,469	40	25,974

	1,073,818	32,058	863	1,105,013

Other securities:
Equity investments-mutual funds	13,467	36	—	13,503
Corporate bonds	102,189	581	67	102,703

	115,656	617	67	116,206

Total securities available-for-sale	$1,189,474	$32,675	$930	$1,221,219

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Mortgage-backed securities:
Pass-through certificates:
GSE	$490,184	$24,709	$—	$514,893
Non-GSE	8,770	—	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	426,362	4,662	135	430,889
Non-GSE	31,114	1,859	37	32,936

	956,430	31,230	1,427	986,233

Other securities:
Equity investments-mutual funds	11,787	48	—	11,835
Corporate bonds	100,922	358	623	100,657

	112,709	406	623	112,492

Total securities available-for-sale	$1,069,139	$31,636	$2,050	$1,098,725

The following is a summary of the expected maturity distribution of debt securities available-for-sale, other than mortgage-backed securities, at June 30, 2012 (in thousands):

		Estimated
	Amortized	fair
Available-for-sale	cost	value
Due in one year or less	$45,748	$45,973
Due after one year through five years	56,441	56,730

	$102,189	$102,703

Expected maturities on mortgage-backed securities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without penalties.

For the three and six months ended June 30, 2012, the Company had gross proceeds of $31.5 million and $130.3 million, respectively, on sales of securities available-for-sale with gross realized gains of approximately $66,000 and $1.8 million, respectively, and no gross realized losses. For the three and six months ended June 30, 2011, the Company had gross proceeds of $25.9 million and $114.4 million, respectively, on sales of securities available-for-sale with gross realized gains of approximately $866,000 and $2.5 million, respectively, and no gross realized losses. The Company recognized $(106,000) in losses and $253,000 in gains on its trading securities portfolio during the three and six months ended June 30, 2012, respectively. The Company recognized $(47,000) in losses and $139,000 in gains on its trading securities portfolio during the three and six months ended June 30, 2011, respectively. The Company recognized no other-than-temporary impairment charges during the three and six months ended June 30, 2012. The Company recognized other-than-temporary impairment charges of $248,000 and $409,000 against earnings during the three and six months ended June 30, 2011, respectively, related to one equity investment in a mutual fund and two private label mortgage-backed securities.

Activity related to the credit component recognized in earnings on debt securities for which a portion of other-than-temporary impairment was recognized in accumulated other comprehensive income for the three and six months ended June 30, 2012 and 2011, is as follows (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
Balance, beginning of period	$578	$330	$578	$330
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	—	248	—	248

Cumulative pre-tax credit losses, end of period	$578	$578	$578	$578

Gross unrealized losses on mortgage-backed securities, equity investments, and corporate bonds available-for-sale, and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012, and December 31, 2011, were as follows (in thousands):

	June 30, 2012
	Less than 12 months		12 months or more		Total
	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated
	losses	fair value	losses	fair value	losses	fair value
Mortgage-backed securities:
Pass-through certificates:
GSE	$105	$14,717	$—	$—	$105	$14,717
Non-GSE	—	—	640	7,385	640	7,385
Real estate mortgage investment conduits (REMICs):
GSE	78	100,705	—	—	78	100,705
Non-GSE	—	—	40	735	40	735
Corporate bonds	7	1,858	60	11,534	67	13,392

Total	$190	$117,280	$740	$19,654	$930	$136,934

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated
	losses	fair value	losses	fair value	losses	fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	$307	$2,513	$948	$5,002	$1,255	$7,515
Real estate mortgage investment conduits (REMICs):
GSE	135	54,475	—	—	135	54,475
Non-GSE	—	—	37	842	37	842
Corporate bonds	113	27,523	510	13,132	623	40,655

Total	$555	$84,511	$1,495	$18,976	$2,050	$103,487

Included in the above available-for-sale security amounts at June 30, 2012 were two pass-through non-GSE mortgage-backed securities issued by private companies (private label) in continuous unrealized loss positions of greater than twelve months that were rated less than investment grade at June 30, 2012. The first security had an estimated fair value of $5.2 million (amortized cost of $5.6 million), was rated Caa2, and had the following underlying collateral characteristics: 83% originated in 2004 and 17% originated in 2005. The second security had an estimated fair value of $2.2 million (amortized cost of $2.4 million), was rated C, and was supported by collateral which was originated in 2006. The ratings of these securities detailed above represents the lowest rating these securities received from the rating agencies of Moody’s, Standard & Poor’s, and Fitch. The Company continues to receive principal and interest payments in accordance with the contractual terms of these securities. Management has evaluated, among other things, delinquency status, location of collateral, estimated prepayment speeds, and the estimated default rates and loss severity in liquidating the underlying collateral for these securities. As a result of management’s evaluation of these securities, the Company did not recognize any other-than-temporary impairment during the six months ended June 30, 2012. Management does not have the intent to sell these securities and it is more likely than not that the Company will not be required to sell the securities, before their anticipated recovery, which may be maturity.

The Company also one REMIC non-GSE mortgage-backed security and two corporate bonds that were in a continuous unrealized loss position of greater than twelve months at June 30, 2012. There was one pass-through mortgage-backed security issued or guaranteed by GSEs, twelve REMIC mortgage-backed securities issued or guaranteed by GSEs and one corporate bond that were in an unrealized loss position of less than twelve months and rated investment grade at June 30, 2012. The declines in value relate to the general interest rate environment and are considered temporary. The securities cannot be prepaid in a manner that would result in the Company not receiving substantially all of its amortized cost. The Company neither has an intent to sell, nor is it more likely than not that the Company will be required to sell, the securities before the recovery of their amortized cost basis or, if necessary, maturity.

The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the collateralized mortgage obligations or other securities deteriorates and our credit enhancement levels do not provide sufficient protections to our contractual principal and interest. As a result, there is a risk that significant other-than-temporary impairments may occur in the future given the current economic environment.

(3)	Securities Available-for-Sale

The following is a comparative summary of mortgage-backed securities and other securities available-for-sale at December 31 (in thousands):

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$490,184	$24,709	$—	$514,893
Non-GSE	8,770	—	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	426,362	4,662	135	430,889
Non-GSE	31,114	1,859	37	32,936

	956,430	31,230	1,427	986,233

Other securities:
Equity investments-mutual funds	11,787	48	—	11,835
Corporate bonds	100,922	358	623	100,657

	112,709	406	623	112,492

Total securities available-for-sale	$1,069,139	$31,636	$2,050	$1,098,725

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$342,316	$13,479	$—	$355,795
Non-GSE	27,801	814	737	27,878
Real estate mortgage investment conduits (REMICs):
GSE	622,582	3,020	3,525	622,077
Non-GSE	65,766	3,674	51	69,389

	1,058,465	20,987	4,313	1,075,139

Other securities:
Equity investments-mutual funds	12,437	31	115	12,353
GSE bonds	34,988	45	—	35,033
Corporate bonds	119,765	2,146	123	121,788

	167,190	2,222	238	169,174

Total securities available-for-sale	$1,225,655	$23,209	$4,551	$1,244,313

The following is a summary of the expected maturity distribution of debt securities available-for-sale other than mortgage-backed securities at December 31, 2011 (in thousands):

Available-for-sale	Amortized Cost	Estimated Fair Value
Due in one year or less	$30,354	$30,552
Due after one year through five years	70,568	70,105

	$100,922	$100,657

Expected maturities on mortgage-backed securities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without penalties.

Certain securities available-for-sale are pledged to secure borrowings under Pledge Agreements and Repurchase Agreements and for other purposes required by law. At December 31, 2011, and December 31, 2010, securities available-for-sale with a carrying value of $3,992,000 and $5,725,000, respectively, were pledged to secure deposits. See Note 8 for further discussion regarding securities pledged for borrowings.

For the year ended December 31, 2011, the Company had gross proceeds of $182.7 million on sales of securities available-for-sale with gross realized gains and gross realized losses of approximately $2.9 million and $177,000, respectively. For the year ended December 31, 2010, the Company had gross proceeds of $221.2 million on sales of securities available-for-sale with gross realized gains and gross realized losses of approximately $1.3 million and $4,000, respectively. For the year ended December 31, 2009, the Company had gross proceeds of $3.3 million on sales of securities available-for-sale with gross realized gains and gross realized losses of approximately $89,000 and $0, respectively. The Company routinely sells securities when market pricing presents, in management’s assessment, an economic benefit that outweighs holding such security, and when smaller balance securities become cost prohibitive to carry.

The Company recognized other-than-temporary impairment charges of $1.2 million during the year ended December 31, 2011, related to one equity investment in a mutual fund and two private label mortgage-backed securities. The Company recognized the credit component of $409,000 in earnings and the non-credit component of $743,000 as a component of accumulated other comprehensive income, net of tax. The Company recognized other-than-temporary impairment charges of $962,000 during the year ended December 31, 2010, related to one private label mortgage-backed security. The Company recognized the credit component of $154,000 in earnings and the non-credit component of $808,000 as a part of accumulated other comprehensive income, net of tax. The Company recognized other-than-temporary impairment charges of $1.4 million during the year ended December 31, 2009, related to one private label mortgage-backed security. The Company recognized the credit component of $176,000 in earnings and the non-credit component of $1.2 million as a part of accumulated other comprehensive income, net of tax.

The following is a rollforward of 2011, 2010, and 2009 activity related to the credit component of other-than-temporary impairment recognized on debt securities in pre-tax earnings, for which a portion of other-than-temporary impairment was recognized in accumulated other comprehensive income (in thousands):

	2011	2010	2009
Balance, beginning of year	$330	$176	$—
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	248	154	176

Cumulative pre-tax credit losses, end of year	$578	$330	$176

In addition, the Company recorded other-than-temporary impairment of $161,000 in 2011 on equity securities.

Gross unrealized losses on mortgage-backed securities, equity securities, agency bonds, and corporate bonds available-for-sale, and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010, were as follows (in thousands):

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	307	2,513	948	5,002	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	135	54,475	—	—	135	54,475
Non-GSE	—	—	37	842	37	842
Corporate bonds	113	27,523	510	13,132	623	40,655

Total	$555	$84,511	$1,495	$18,976	$2,050	$103,487

	December 31, 2010
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	$—	$—	$737	$10,126	$737	$10,126
Real estate mortgage investment conduits (REMICs):
GSE	3,525	344,971	—	—	3,525	344,971
Non-GSE	—	—	51	1,238	51	1,238
Corporate bonds	123	13,880	—	—	123	13,880
Equity Investments — mutual funds	115	4,884	—	—	115	4,884

Total	$3,763	$363,735	$788	$11,364	$4,551	$375,099

Included in the above available-for-sale security amounts at December 31, 2011, was one pass-through non-GSE mortgage-backed security in a continuous unrealized loss position of greater than twelve months that was rated less than investment grade at December 31, 2011. The security had an estimated fair value of $5.0 million (amortized cost of $5.9 million), was rated Caa2, and had the following underlying collateral characteristics: 83% originated in 2004, and 17% originated in 2005. The rating of the security detailed above represents the lowest rating received from the rating agencies of Moody’s, Standard & Poor’s, and Fitch. The Company continues to receive principal and interest payments in accordance with the contractual terms of this security. Management has evaluated, among other things, delinquency status, location of collateral, estimated prepayment speeds, and the estimated default rates and loss severity in liquidating the underlying collateral of this security. As a result of management’s evaluation of this security, the Company recognized, during the year ended December 31, 2011, other-than-temporary impairment of $593,000. Since management does not have the intent to sell the security, and believes it is more likely than not that the Company will not be required to sell the security, before its anticipated recovery (which may be at maturity), the credit component of $139,000 was recognized in earnings, and the non-credit component of $454,000 was recorded as a component of accumulated other comprehensive income, net of tax.

In addition to the one pass-through non-GSE mortgage-backed security discussed above, the Company had one additional private label security that was rated less than investment grade at December 31, 2011. The security had an estimated fair value of $2.5 million (amortized cost of $2.8 million), was rated C, and was supported by collateral which was originated in 2006. The rating of the security detailed above represents the lowest rating for the security received from the rating agencies of Moody’s, Standard & Poor’s, and Fitch.

The Company continues to receive principal and interest payments in accordance with the contractual terms of this security. Management has evaluated, among other things, delinquency status, location of collateral, estimated prepayment speeds, and the estimated default rates and loss severity in liquidating the underlying collateral for this security. As a result of management’s evaluation of this security, the Company recognized during the year ended December 31, 2011, other than temporary impairment of $398,000. Since management does not have the intent to sell the security and believes it is more likely than not that the Company will not be required to sell the security, before its anticipated recovery (which may be maturity), the credit component of $109,000 was recognized in earnings, and the non credit component of $289,000 was recorded as a component of accumulated other comprehensive income, net of tax.

The Company held one REMIC non-GSE mortgage-backed security that was in a continuous unrealized loss position of greater than twelve months, three corporate bonds, two pass-through GSE mortgage-backed securities, and five REMIC mortgage-backed securities issued or guaranteed by GSEs, that were in an unrealized loss position of less than twelve months, and rated investment grade at December 31, 2011. The declines in value relate to the general interest rate environment and are considered temporary. The securities cannot be prepaid in a manner that would result in the Company not receiving substantially all of its amortized cost. The Company neither has an intent to sell, nor is it more likely than not that the Company will be required to sell, the securities before the recovery of their amortized cost basis or, if necessary, maturity.

The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the collateralized mortgage obligations or other securities deteriorates and our credit enhancement levels do not provide sufficient protections to our contractual principal and interest. As a result, there is a risk that significant other-than-temporary impairments may occur in the future given the current economic environment.

Securities Held-to-Maturity	12 Months Ended
Dec. 31, 2011
Securities Held-to-Maturity
(4)	Securities Held-to-Maturity

The following is a comparative summary of mortgage-backed securities held-to-maturity at December 31 (in thousands):

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
GSE	$629	$43	$—	$672
Real estate mortgage investment conduits (REMICs):
GSE	2,988	111	—	3,099

Total securities held-to-maturity	$3,617	$154	$—	$3,771

	2010
	Amortized	Gross	Gross	Estimated
Mortgage-backed securities:
Pass-through certificates:
GSE	$854	$45	$—	$899
Real estate mortgage investment conduits (REMICs):
GSE	4,206	168	—	4,374

Total securities held-to-maturity	$5,060	$213	$—	$5,273

The Company did not sell any held-to-maturity securities during the years ended December 31, 2011, 2010 and 2009.

The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the collateralized mortgage obligation or other securities deteriorates and our credit enhancement levels do not provide sufficient protections to our contractual principal and interest. As a result, there is a risk that significant other-than-temporary impairments may occur in the future given the current economic environment.

Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loans

Note 3 – Loans

Net loans held-for-investment are as follows (in thousands):

	June 30,	December 31,
	2012	2011
Real estate loans:
Multifamily	$538,251	$458,370
Commercial mortgage	311,256	327,074
One- to- four family residential mortgage	69,781	72,592
Home equity and lines of credit	28,928	29,666
Construction and land	25,497	23,460

Total real estate loans	973,713	911,162

Commercial and industrial loans	13,369	12,710
Insurance premium loans	454	59,096
Other loans	1,616	1,496

Total commercial and industrial, insurance premium, and other loans	15,439	73,302

Deferred loan cost, net	1,685	1,481

Originated loans held-for-investment, net	990,837	985,945
PCI Loans	82,111	88,522

Loans held for investmement, net	1,072,948	1,074,467
Allowance for loan losses	(27,042)	(26,836)

Net loans held-for-investment	$1,045,906	$1,047,631

Loans held-for-sale amounted to $355,000 and $3.9 million at June 30, 2012 and December 31, 2011, respectively. Loans held-for-sale are comprised of $275,000 of one-to-four family residential mortgage loans and $80,000 of commercial and industrial loans.

PCI loans, acquired as part of a Federal Deposit Insurance Corporation-assisted transaction, totaled $82.1 million at June 30, 2012 as compared to $88.5 million at December 31, 2011. The Company accounts for PCI loans utilizing generally accepting accounting principles applicable to loans acquired with deteriorated credit quality. PCI loans consist of approximately 34% commercial real estate and 55% commercial and industrial loans, with the remaining balance in residential and home equity loans. The following details the accretable yield for the three and six months ended June 30, 2012:

	For the Three Months Ended June 30, 2012	For the Six Months Ended June 30, 2012
Balance at the beginning of period	$40,873	$42,493
Accretion into interest income	(1,562)	(3,182)

Balance at end of period	$39,311	$39,311

The Company does not have any lending programs commonly referred to as subprime lending. Subprime lending generally targets borrowers with weakened credit histories typically characterized by payment delinquencies, previous charge-offs, judgments, bankruptcies, or borrowers with questionable repayment capacity as evidenced by low credit scores or high debt-burden ratios.

The Company, through its principal subsidiary, the Bank, serviced $35.3 million and $41.3 million of loans at June 30, 2012 and December 31, 2011, respectively, for Freddie Mac. These one- to four-family residential mortgage real estate loans were underwritten to Freddie Mac guidelines and to comply with applicable federal, state, and local laws. At the time of the closing of these loans, the Company owned the loans and subsequently sold them to Freddie Mac providing normal and customary representations and warranties, including representations and warranties related to compliance with Freddie Mac underwriting standards. At the time of sale, the loans were free from encumbrances except for the mortgages filed by the Company which, with other underwriting documents, were subsequently assigned and delivered to Freddie Mac. At June 30, 2012, substantially all of the loans serviced for Freddie Mac were performing in accordance with their contractual terms and management believes that it has no material repurchase obligations associated with these loans. Servicing of loans for others does not have a material effect on our financial position or results of operations.

Activity in the allowance for loan losses is as follows (in thousands):

	At or for the
	six months ended
	June 30,
	2012	2011
Beginning balance	$26,836	$21,819
Provision for loan losses	1,159	3,117
Charge-offs, net	(953)	(1,416)

Ending balance	$27,042	$23,520

The following tables set forth activity in our allowance for loan losses, by loan type, for the six months ended June 30, 2012 and the year ended December 31, 2011. The following tables also detail the amount of originated loans held-for-investment, net of deferred loan fees and costs, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan portfolio segment, as of June 30, 2012 and December 31, 2011 (in thousands).

	At June 30, 2012
	Real Estate
	Multifamily	Commercial	One -to- Four Family	Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$6,772	$14,120	$967	$1,189	$418	$2,035	$186	$40	$1,109	$26,836
Charge-offs	—	(655)	—	(43)	(3)	(90)	(198)	(3)	—	(992)
Recoveries	—	15	—	—	—	24	—	—	—	39
Provisions	360	539	(330)	(119)	146	227	52	9	275	1,159

Ending Balance	$7,132	$14,019	$637	$1,027	$561	$2,196	$40	$46	$1,384	$27,042

Ending balance: individually evaluated for impairment	$343	$2,709	$12	$—	$132	$1,468	$—	$—	$—	$4,664

Ending balance: collectively evaluated for impairment	$6,789	$11,310	$625	$1,027	$429	$728	$40	$46	$1,384	$22,378

Originated loans, net:
Ending Balance	$539,452	$311,386	$69,858	$25,514	$29,168	$13,389	$454	$1,616	$—	$990,837

Ending balance: individually evaluated for impairment	$2,927	$44,844	$785	$—	$1,954	$5,617	$—	$—	$—	$56,127

Ending balance: collectively evaluated for impairment	$536,525	$266,542	$69,073	$25,514	$27,214	$7,772	$454	$1,616	$—	$934,710

	At December 31, 2011
	Real Estate
	Multifamily	Commercial	One -to- Four Family	Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$5,137	$12,654	$570	$1,855	$242	$719	$111	$28	$503	$21,819
Charge-offs	(718)	(5,398)	(101)	(693)	(62)	(638)	(70)	—	—	(7,680)
Recoveries	—	55	—	—	—	23	30	—	—	108
Provisions	2,353	6,809	498	27	238	1,931	115	12	606	12,589

Ending Balance	$6,772	$14,120	$967	$1,189	$418	$2,035	$186	$40	$1,109	$26,836

Ending balance: individually evaluated for impairment	$338	$1,895	$408	$—	$30	$1,393	$—	$—	$—	$4,064

Ending balance: collectively evaluated for impairment	$6,434	$12,225	$559	$1,189	$388	$642	$186	$40	$1,109	$22,772

Originated loans, net:
Ending balance	$459,434	$327,141	$72,679	$23,478	$29,906	$12,715	$59,096	$1,496	$—	$985,945

Ending balance: individually evaluated for impairment	$2,945	$43,448	$2,532	$1,709	$1,593	$2,043	$—	$—	$—	$54,270

Ending balance: collectively evaluated for impairment	$456,489	$283,693	$70,147	$21,769	$28,313	$10,672	$59,096	$1,496	$—	$931,675

The Company monitors the credit quality of its loans by reviewing certain key credit quality indicators. Management has determined that loan-to-value ratios (at period end) and internally assigned credit risk ratings by loan type are the key credit quality indicators that best help management monitor the credit quality of the Company’s loans. Loan-to-value (LTV) ratios used by management in monitoring credit quality are based on current period loan balances and original values at time of origination (unless a more current appraisal has been obtained). In calculating the provision for loan losses, management has determined that commercial real estate loans and multifamily loans having loan-to-value ratios of less than 35%, and one- to four-family loans having loan-to-value ratios of less than 60%, require less of a loss factor than those with higher loan-to-value ratios.

The Company maintains a credit risk rating system as part of the risk assessment of its loan portfolio. The Company’s lending officers are required to assign a credit risk rating to each loan in their portfolio at origination. When the lending officer learns of important financial developments, the risk rating is reviewed and adjusted if necessary. Periodically, management presents monitored assets to the Board Loan Committee. In addition, the Company engages a third party independent loan reviewer that performs semi-annual reviews of a sample of loans, validating the credit risk ratings assigned to such loans. The credit risk ratings play an important role in the establishment of the loan loss provision and in confirming the adequacy of the allowance for loan losses. After determining the general reserve loss factor for each portfolio segment, the portfolio segment balance collectively evaluated for impairment is multiplied by the general reserve loss factor for the respective portfolio segment in order to determine the general reserve. Loans collectively evaluated for impairment that have an internal credit rating of special mention or substandard are multiplied by a multiple of the general reserve loss factors for each portfolio segment, in order to determine the general reserve.

When assigning a risk rating to a loan, management utilizes the Bank’s internal nine-point credit risk rating system.

1.	Strong

2.	Good

3.	Acceptable

4.	Adequate

5.	Watch

6.	Special Mention

7.	Substandard

8.	Doubtful

9.	Loss

Loans rated 1 through 5 are considered pass ratings. An asset is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Substandard assets have well defined weaknesses based on objective evidence, and are characterized by the distinct possibility the Company will sustain some loss if the deficiencies are not corrected. Assets classified as doubtful have all of the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses present make collection or liquidation in full highly questionable and improbable based on current circumstances. Assets classified as loss are those considered uncollectible and of such little value that their continuance as assets is not warranted. Assets which do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses, are designated special mention.

The following tables detail the recorded investment of originated loans held-for-investment, net of deferred fees and costs, by loan type and credit quality indicator at June 30, 2012, and December 31, 2011 (in thousands).

	At June 30, 2012
	Real Estate
	Multifamily		Commercial		One- to Four-Family		Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	<35% LTV	=>35% LTV	<35% LTV	=>35% LTV	<60% LTV	=>60% LTV
Internal Risk Rating
Pass	$23,107	$495,344	$32,491	$204,788	$35,291	$28,723	$15,938	$26,790	$9,465	$444	$1,616	$873,997
Special Mention	123	13,456	562	25,090	1,546	389	4,228	676	569	3	—	46,642
Substandard	517	6,905	1,711	46,744	852	3,057	5,348	1,702	3,355	7	—	70,198

Total Loans Receivable, net	$23,747	$515,705	$34,764	$276,622	$37,689	$32,169	$25,514	$29,168	$13,389	$454	$1,616	$990,837

	At December 31, 2011
	Real Estate
	Multifamily		Commercial		One- to Four-Family		Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	<35% LTV	=>35% LTV	<35% LTV	=>35% LTV	<60% LTV	=>60% LTV
Internal Risk Rating
Pass	$23,595	$419,433	$30,478	$214,120	$39,808	$27,806	$17,229	$27,751	$8,761	$58,817	$1,496	$869,294
Special Mention	—	11,989	624	23,271	1,730	—	631	389	1,118	142	—	39,894
Substandard	555	3,862	2,027	56,621	821	2,514	5,618	1,766	2,836	137	—	76,757

Total Loans Receivable, net	$24,150	$435,284	$33,129	$294,012	$42,359	$30,320	$23,478	$29,906	$12,715	$59,096	$1,496	$985,945

Included in originated loans receivable (including held-for-sale) are loans for which the accrual of interest income has been discontinued due to deterioration in the financial condition of the borrowers. The recorded investment of these nonaccrual loans was $34.4 million and $43.8 million at June 30, 2012 and December 31, 2011, respectively. Generally, loans are placed on non-accruing status when they become 90 days or more delinquent, and remain on non-accrual status until they are brought current, have six months of performance under the loan terms, and factors indicating reasonable doubt about the timely collection of payments no longer exist. Therefore, loans may be current in accordance with their loan terms, or may be less than 90 days delinquent and still be on a non-accruing status.

These non-accrual amounts included loans deemed to be impaired of $30.6 million and $36.1 million at June 30, 2012 and December 31, 2011, respectively. Loans on non-accrual status with principal balances less than $500,000, and therefore not meeting the Company’s definition of an impaired loan, amounted to $3.7 million and $4.3 million at June 30, 2012 and December 31, 2011, respectively. Non-accrual amounts included in loans held-for-sale were $80,000 and $3.4 million at June 30, 2012, and December 31, 2011, respectively. Loans past due 90 days or more and still accruing interest were $424,000 and $85,000 at June 30, 2012 and December 31, 2011, respectively, and consisted of loans that are considered well secured and in the process of collection.

The following tables set forth the detail, and delinquency status, of non-performing loans (non-accrual loans and loans past due 90 or more and still accruing), net of deferred fees and costs, at June 30, 2012 and December 31, 2011 (in thousands). The following table excludes PCI loans at June 30, 2012, which have been segregated into pools in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Subtopic 310-30. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. At June 30, 2012, expected future cash flows of each PCI loan pool were consistent with those estimated at its purchase date.

	At June 30, 2012
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$—	$—	$—	$—	$4	$4
Substandard	353	—	1,358	1,711	—	1,711

Total	353	—	1,358	1,711	4	1,715
LTV => 35%
Special Mention	—	—	—	—	—	—
Substandard	14,595	464	8,608	23,667	—	23,667

Total	14,595	464	8,608	23,667	—	23,667

Total commercial	14,948	464	9,966	25,378	4	25,382

One-to-four family residential
LTV < 60%
Special Mention	—	20	327	347	37	384
Substandard	50	207	—	257	—	257

Total	50	227	327	604	37	641
LTV => 60%
Substandard	234	692	130	1,056	253	1,309

Total	234	692	130	1,056	253	1,309

Total one-to-four family residential	284	919	457	1,660	290	1,950

Construction and land Substandard	1,861	—	—	1,861	—	1,861

Total construction and land	1,861	—	—	1,861	—	1,861

Multifamily
LTV < 35%
Substandard	517	—	—	517	—	517

Total	517	—	—	517	—	517
LTV => 35%
Substandard	—	—	1,899	1,899	71	1,970

Total	—	—	1,899	1,899	71	1,970

Total multifamily	517	—	1,899	2,416	71	2,487

Home equity and lines of credit Substandard	—	100	1,602	1,702	—	1,702

Total home equity and lines of credit	—	100	1,602	1,702	—	1,702

Commercial and industrial loans Substandard	541	—	724	1,265	—	1,265

Total commercial and industrial loans	541	—	724	1,265	—	1,265

Insurance premium loans—substandard	—	—	7	7	—	7

Total insurance premium loans	—	—	7	7	—	7

Other loans
Pass	—	—	—	—	59	59

Total other loans	—	—	—	—	59	59

Total loans-held-for-investmet	18,151	1,483	14,655	34,289	424	34,713

Loans held-for-sale:
Commercial and industrial loans Substandard	—	—	80	80	—	80

Total commercial and industrial loans	—	—	80	80	—	80

Total loans held-for-sale	—	—	80	80	—	80

Total non-performing loans	$18,151	$1,483	$14,735	$34,369	$424	$34,793

	At December 31, 2011
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non-Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	—	—	—	—	13	13
Substandard	$404	$—	$1,360	$1,764	$—	$1,764

Total	404	—	1,360	1,764	13	1,777
LTV => 35%
Special Mention	876	—	1,020	1,896	—	1,896
Substandard	14,657	3,438	10,559	28,654	—	28,654

Total	15,533	3,438	11,579	30,550	—	30,550

Total commercial	15,937	3,438	12,939	32,314	13	32,327

One-to-four family residential
LTV < 60%
Special Mention	—	23	335	358	—	358
Substandard	210	—	198	408	—	408

Total	210	23	533	766	—	766
LTV => 60%
Substandard	—	572		572	—	572

Total	—	572	—	572	—	572

Total one-to-four family residential	210	595	533	1,338	—	1,338

Construction and land
Special Mention	—	—	—	—		—
Substandard	1,709	—	—	1,709	—	1,709

Total construction and land	1,709	—	—	1,709	—	1,709

Multifamily
LTV < 35%
Substandard	523	—	—	523	—	523

Total	523	—	—	523	—	523
LTV => 35%
Substandard	—	—	1,179	1,179	72	1,251

Total	—	—	1,179	1,179	72	1,251

Total multifamily	523	—	1,179	1,702	72	1,774

Home equity and lines of credit Substandard	102	—	1,664	1,766		1,766

Total home equity and lines of credit	102	—	1,664	1,766	—	1,766

Commercial and industrial loans
Special Mention	—	—	724	724	—	724
Substandard	553	—	90	643	—	643

Total commercial and industrial loans	553	—	814	1,367	—	1,367

Insurance premium loans—substandard	—	—	137	137	—	137

Total insurance premium loans	—	—	137	137	—	137

Total loans-held-for-investmet	19,034	4,033	17,266	40,333	85	40,418

Loans held-for-sale:
Commercial
LTV < 35%
Substandard	—	—	263	263	—	263

Total	—	—	263	263	—	263
LTV => 35%
Substandard	458	175	1,449	2,082	—	2,082

Total	458	175	1,449	2,082	—	2,082

Total commercial	458	175	1,712	2,345	—	2,345

Construction and land Substandard	—	—	422	422	—	422

Total construction and land	—	—	422	422	—	422

Multifamily
LTV < 35%
Substandard	—	—	32	32	—	32

Total	—	—	32	32	—	32
LTV => 35%
Substandard	—	—	441	441	—	441

Total	—	—	441	441	—	441

Total multifamily	—	—	473	473	—	473

Commercial and industrial loans Substandard	—	—	208	208	—	208

Total commercial and industrial loans	—	—	208	208	—	208

Total loans held-for-sale	458	175	2,815	3,448	—	3,448

Total non-performing loans	$19,492	$4,208	$20,081	$43,781	$85	$43,866

The following tables set forth the detail and delinquency status of originated loans held-for-investment, net of deferred fees and costs, by performing and non-performing loans at June 30, 2012 and December 31, 2011 (in thousands).

	At June 30, 2012
	Performing (Accruing) Loans
	0-29 Days Past Due	30-89 Days Past Due	Total	Non-Performing Loans	Total Loans Receivable, net
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Pass	$32,491	$—	$32,491	$—	$32,491
Special Mention	558	—	558	4	562
Substandard	—	—	—	1,711	1,711

Total	33,049	—	33,049	1,715	34,764
LTV > 35%
Pass	202,767	2,021	204,788	—	204,788
Special Mention	25,090	—	25,090	—	25,090
Substandard	18,600	4,477	23,077	23,667	46,744

Total	246,457	6,498	252,955	23,667	276,622

Total commercial	279,506	6,498	286,004	25,382	311,386

One-to-four family residential
LTV < 60%
Pass	34,807	484	35,291	—	35,291
Special Mention	718	444	1,162	384	1,546
Substandard	125	470	595	257	852

Total	35,650	1,398	37,048	641	37,689
LTV > 60%
Pass	27,016	1,707	28,723	—	28,723
Special Mention	389	—	389	—	389
Substandard	1,748	—	1,748	1,309	3,057

Total	29,153	1,707	30,860	1,309	32,169

Total one-to-four family residential	64,803	3,105	67,908	1,950	69,858

Construction and land
Pass	15,938	—	15,938	—	15,938
Special Mention	4,228	—	4,228	—	4,228
Substandard	3,487	—	3,487	1,861	5,348

Total construction and land	23,653	—	23,653	1,861	25,514

Multifamily
LTV < 35%
Pass	22,964	143	23,107	—	23,107
Special Mention	123	—	123	—	123
Substandard	—	—	—	517	517

Total	23,087	143	23,230	517	23,747
LTV > 35%
Pass	495,344	—	495,344	—	495,344
Special Mention	11,739	1,717	13,456	—	13,456
Substandard	4,595	340	4,935	1,970	6,905

Total	511,678	2,057	513,735	1,970	515,705

Total multifamily	534,765	2,200	536,965	2,487	539,452

Home equity and lines of credit
Pass	26,790	—	26,790	—	26,790
Special Mention	583	93	676	—	676
Substandard	—	—	—	1,702	1,702

Total home equity and lines of credit	27,373	93	27,466	1,702	29,168

Commercial and industrial loans
Pass	9,465	—	9,465	—	9,465
Special Mention	471	98	569	—	569
Substandard	2,090	—	2,090	1,265	3,355

Total commercial and industrial loans	12,026	98	12,124	1,265	13,389

Insurance premium loans
Pass	358	86	444	—	444
Special Mention	—	3	3	—	3
Substandard	—	—	—	7	7

Total insurance premium loans	358	89	447	7	454

Other loans
Pass	1,520	37	1,557	59	1,616

Total other loans	1,520	37	1,557	59	1,616

	$944,004	$12,120	$956,124	$34,713	$990,837

	At December 31, 2011
	Performing (Accruing) Loans
	0-29 Days Past Due	30-89 Days Past Due	Total	Non-Performing Loans	Total Loans Receivable, net
Real estate loans:
Commercial
LTV < 35%
Pass	$30,478	$—	$30,478	$—	$30,478
Special Mention	611	—	611	13	624
Substandard	—	—	—	1,764	1,764

Total	31,089	—	31,089	1,777	32,866
LTV > 35%
Pass	215,123	1,342	216,465	—	216,465
Special Mention	20,796	579	21,375	1,896	23,271
Substandard	19,402	6,483	25,885	28,654	54,539

Total	255,321	8,404	263,725	30,550	294,275

Total commercial	286,410	8,404	294,814	32,327	327,141

One-to-four family residential
LTV < 60%
Pass	39,420	388	39,808	—	39,808
Special Mention	974	398	1,372	358	1,730
Substandard	129	284	413	408	821

Total	40,523	1,070	41,593	766	42,359
LTV > 60%
Pass	26,618	1,188	27,806	—	27,806
Special Mention	—	—	—	—	—
Substandard	1,942	—	1,942	572	2,514

Total	28,560	1,188	29,748	572	30,320

Total one-to-four family residential	69,083	2,258	71,341	1,338	72,679

Construction and land
Pass	14,610	3,041	17,651	—	17,651
Special Mention	631	—	631	—	631
Substandard	3,487	—	3,487	1,709	5,196

Total construction and land	18,728	3,041	21,769	1,709	23,478

Multifamily
LTV < 35%
Pass	23,595	—	23,595	—	23,595
Substandard	—	—	—	523	523

Total	23,595	—	23,595	523	24,118
LTV > 35%
Pass	416,453	3,453	419,906	—	419,906
Special Mention	10,526	1,463	11,989	—	11,989
Substandard	618	1,552	2,170	1,251	3,421

Total	427,597	6,468	434,065	1,251	435,316

Total multifamily	451,192	6,468	457,660	1,774	459,434

Home equity and lines of credit
Pass	27,721	30	27,751	—	27,751
Special Mention	389	—	389	—	389
Substandard	—	—	—	1,766	1,766

Total home equity and lines of credit	28,110	30	28,140	1,766	29,906

Commercial and industrial loans
Pass	8,887	82	8,969	—	8,969
Special Mention	269	125	394	724	1,118
Substandard	1,985	—	1,985	643	2,628

Total commercial and industrial loans	11,141	207	11,348	1,367	12,715

Insurance premium loans
Pass	58,391	426	58,817	—	58,817
Special Mention	—	142	142	—	142
Substandard	—	—	—	137	137

Total insurance premium loans	58,391	568	58,959	137	59,096

Other loans
Pass	1,405	91	1,496	—	1,496

Total other loans	1,405	91	1,496	—	1,496

	$924,460	$21,067	$945,527	$40,418	$985,945

The following tables summarize impaired loans as of June 30, 2012 and December 31, 2011 (in thousands):

	At June 30, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,711	$1,711	$—
LTV => 35%
Pass	884	884	—
Special Mention	2,972	2,980	—
Substandard	26,904	27,630	—
One-to-four family residential
LTV < 60%
Substandard	50	50	—
LTV => 60%
Substandard	257	257	—
Construction and land Substandard	2,164	2,822	—
Multifamily
LTV < 35%
Substandard	517	517	—
LTV => 35%
Substandard	835	1,305	—
Commercial and industrial loans
Special Mention	39	39	—
Substandard	1,557	1,557	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV => 35%
Special Mention	648	675	(71)
Substandard	11,875	12,232	(2,254)
One-to-four family residential
LTV < 60%
Special Mention	527	527	(12)
LTV => 60%
Substandard	1,748	1,748	(384)
Multifamily
LTV => 35%
Substandard	2,410	2,410	(343)
Home equity and lines of credit
Special Mention	364	364	(22)
Substandard	1,591	1,591	(110)
Commercial and industrial loans Substandard	495	495	(1,468)
Total:
Real estate loans
Commercial	44,994	46,112	(2,325)
One-to-four family residential	2,582	2,582	(396)
Construction and land	2,164	2,822	—
Multifamily	3,762	4,232	(343)
Home equity and lines of credit	1,955	1,955	(132)
Commercial and industrial loans	2,091	2,091	(1,468)

	$57,548	$59,794	$(4,664)

	At December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,764	$1,764	$—
Loss	—	471	—
LTV => 35%
Special Mention	3,670	3,679	—
Substandard	26,284	27,906	—
Construction and land Substandard	1,709	2,607	—
Multifamily
LTV < 35%
Substandard	523	523	—
LTV => 35%
Substandard	870	870	—
Commercial and industrial loans
Special Mention	660	660	—
Substandard	921	921	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	1,766	2,132	(175)
LTV => 35%
Special Mention	659	685	(65)
Substandard	9,305	9,305	(1,655)
One-to-four family residential
LTV < 60%
Special Mention	782	782	(22)
LTV => 60%
Substandard	1,750	1,750	(386)
Multifamily
LTV => 35%	1,552	1,552	(338)
Substandard
Home equity and lines of credit Substandard	1,593	1,593	(30)
Commercial and industrial loans Substandard	462	462	(1,393)
Total:
Real estate loans
Commercial	43,448	45,942	(1,895)
One-to-four family residential	2,532	2,532	(408)
Construction and land	1,709	2,607	—
Multifamily	2,945	2,945	(338)
Home equity and lines of credit	1,593	1,593	(30)
Commercial and industrial loans	2,043	2,043	(1,393)

	$54,270	$57,662	$(4,064)

Included in the table above at June 30, 2012 are loans with carrying balances of $37.9 million that were not written down by either charge-offs or specific reserves in our allowance for loan losses. Included in the table above at December 31, 2011 are loans with carrying balances of $27.9 million that were not written down by either charge-offs or specific reserves in our allowance for loan losses. Loans not written down by charge-offs or specific reserves at June 30, 2012 and December 31, 2011, are considered to have sufficient collateral values, less costs to sell, to support the carrying balances of the loans.

The average recorded balance of originated impaired loans for the six months ended June 30, 2012 and 2011 was $55.9 million and $62.2 million, respectively. The Company recorded $577,000 and $1.3 million of interest income on impaired loans for the three and six months ended June 30, 2012, respectively, as compared to $735,000 and $1.6 million of interest income on impaired loans for the three and six months ended June 30, 2011, respectively.

The following table summarizes loans that were modified in troubled debt restructurings during the six months ended June 30, 2012.

	Six Months Ended June 30, 2012
		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Relationships	Investment	Investment
	(in thousands)
Troubled Debt Restructurings
Commercial real estate loans Substandard	1	$6,360	$6,360
One -to- four Family Substandard	1	257	257
Home equity and lines of credit Special Mention	2	364	364

Total Troubled Debt Restructurings	4	$6,981	$6,981

At June 30, 2012 and December 31, 2011, we had troubled debt restructurings of $47.1 million and $41.6 million, respectively.

All four of the relationships in the table above were restructured to receive reduced interest rates.

Management classifies all troubled debt restructurings as impaired loans. Impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the estimated fair value of the collateral (less cost to sell), if the loan is collateral dependent, or the present value of the expected future cash flows, if the loan is not collateral dependent. Management performs a detailed evaluation of each impaired loan and generally obtains updated appraisals as part of the evaluation. In addition, management adjusts estimated fair values down to appropriately consider recent market conditions, our willingness to accept a lower sales price to effect a quick sale, and costs to dispose of any supporting collateral. Determining the estimated fair value of underlying collateral (and related costs to sell) can be difficult in illiquid real estate markets and is subject to significant assumptions and estimates. Management employs an independent third party expert in appraisal preparation and review to ascertain the reasonableness of updated appraisals. Projecting the expected cash flows under troubled debt restructurings is inherently subjective and requires, among other things, an evaluation of the borrower’s current and projected financial condition. Actual results may be significantly different than our projections and our established allowance for loan losses on these loans, which could have a material effect on our financial results.

One loan that was restructured during the last twelve months has subsequently defaulted. The loan was a one-to-four family loan with a recorded investment of $257,000 and currently is maintained on non-accrual status as of June 30, 2012.

(5)	Loans

Loans held-for-investment, net, consists of the following at December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
Originated Loans:
Real estate loans:
Multifamily	$458,370	$283,588
Commercial mortgage	327,074	339,321
One- to- four family residential mortgage	72,592	78,032
Home equity and lines of credit	29,666	28,125
Construction and land	23,460	35,054

Total real estate loans	911,162	764,120

Commercial and industrial loans	12,710	17,020
Insurance premium loans	59,096	44,517
Other loans	1,496	1,062

Total commercial and industrial, insurance premium, and other loans	73,302	62,599

Deferred loan cost, net	1,481	872

Originated loans, net	985,945	827,591
PCI loans	88,522	—

Loans held-for-investment, net	1,074,467	827,591
Allowance for loan losses	(26,836)	(21,819)

Net loans held-for-investment	$1,047,631	$805,772

The Company had $3.9 million and $1.2 million in loans held-for-sale at December 31, 2011 and 2010, respectively. Loans held-for-sale included $3.4 million and $0 of non-accrual loans at December 31, 2011 and 2010.

The Company does not have any lending programs commonly referred to as subprime lending. Subprime lending generally targets borrowers with weakened credit histories typically characterized by payment delinquencies, previous charge-offs, judgments, bankruptcies, or borrowers with questionable repayment capacity as evidenced by low credit scores or high debt-burden ratios.

The Company, through its principal subsidiary, the Bank, serviced $41.3 million and $52.1 million of loans at December 31, 2011 and 2010, respectively, for Freddie Mac. These one- to four-family residential mortgage real estate loans were underwritten to Freddie Mac guidelines and to comply with applicable federal, state, and local laws. At the time of the closing of these loans the Company owned the loans and subsequently sold them to Freddie Mac providing normal and customary representations and warranties, including representations and warranties related to compliance with Freddie Mac underwriting standards. At the time of sale, the loans were free from encumbrances except for the mortgages filed for by the Company which, with other underwriting documents, were subsequently assigned and delivered to Freddie Mac. At December 31, 2011, substantially all of the loans serviced for Freddie Mac were performing in accordance with their contractual terms and management believes that it has no material repurchase obligations associated with these loans. Servicing of loans for others does not have a significant effect on our financial position or results of operations.

We provide for loan losses based on the consistent application of our documented allowance for loan loss methodology. Loan losses are charged to the allowance for loans losses and recoveries are credited to it. Additions to the allowance for loan losses are provided by charges against income based on various factors which, in our judgment, deserve current recognition in estimating probable losses. Loan losses are charged-off in the period the loans, or portion thereof, are deemed uncollectible. Generally, the Company will record a loan charge-off (including a partial charge-off) to reduce a loan to the estimated fair value of the underlying collateral, less cost to sell, for collateral dependent loans. We regularly review the loan portfolio and make adjustments for loan losses in order to maintain the allowance for loan losses in accordance with U.S. generally accepted accounting principles (“GAAP”). At December 31, 2011 management’s evaluation of estimated cash flows related to PCI loan pools was consistent with estimates utilized to determine estimated fair values on date of acquisition and therefore no provision for loan losses was deemed necessary in 2011. At December 31, 2011 and 2010, the allowance for loan losses related solely to originated loans held-for-investment and consisted primarily of the following two components:

(1) Specific allowances are established for originated impaired loans (generally defined by the company as non-accrual loans with an outstanding balance of $500,000 or greater). The amount of impairment provided for as an allowance is represented by the deficiency, if any, between the present value of expected future cash flows discounted at the original loan’s effective interest rate or the underlying collateral value (less estimated costs to sell,) if the loan is collateral dependent, and the carrying value of the loan. Impaired loans that have no impairment losses are not considered for general valuation allowances described below. Generally, the Company charges down a loan to the estimated fair value of the underlying collateral, less costs to sell, and maintains an allowance for loan losses for expected losses related to discounts to facilitate a sale of the property.

(2) General allowances are established for loan losses on a portfolio basis for originated loans that do not meet the definition of impaired. The portfolio is grouped into similar risk characteristics, primarily loan type, loan-to-value, if collateral dependent, and internal credit risk ratings. We apply an estimated loss rate to each loan group. The loss rates applied are based on our cumulative prior two year loss experience adjusted, as appropriate, for the environmental factors discussed below. This evaluation is inherently subjective, as it requires material estimates that may be susceptible to significant revisions based upon changes in economic and real estate market conditions. Actual loan losses may be significantly more than the allowance for loan losses we have established, which could have a material negative effect on our financial results. Within general allowances is an unallocated reserve established to recognize losses related to the inherent subjective nature of the appraisal process and the internal credit risk rating process.

In underwriting a loan secured by real property, we require an appraisal (or an automated valuation model) of the property by an independent licensed appraiser approved by the Company’s board of directors. The appraisal is subject to review by an independent third party hired by the Company. We review and inspect properties before disbursement of funds during the term of a construction loan. Generally, management obtains updated appraisals when a loan is deemed impaired. These appraisals may be more limited than those prepared for the underwriting of a new loan. In addition, when the Company acquires other real estate owned, it generally obtains a current appraisal to substantiate the net carrying value of the asset.

The adjustments to our loss experience are based on our evaluation of several environmental factors, including:

•

changes in local, regional, national, and international economic and business conditions and developments that affect the collectability of our portfolio, including the condition of various market segments;

•	changes in the nature and volume of our portfolio and in the terms of our loans;

•	changes in the experience, ability, and depth of lending management and other relevant staff;

•	changes in the volume and severity of past due loans, the volume of nonaccrual loans, and the volume and severity of adversely classified or graded loans;

•	changes in the quality of our loan review system;

•	changes in the value of underlying collateral for collateral-dependent loans;

•	the existence and effect of any concentrations of credit, and changes in the level of such concentrations; and

•	the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in our existing portfolio.

In evaluating the estimated loss factors to be utilized for each loan group, management also reviews actual loss history over an extended period of time as reported by the FDIC for institutions both in our market area and nationally for periods that are believed to have experienced similar economic conditions.

We evaluate the allowance for loan losses based on the combined total of the impaired and general components for originated loans. Generally when the loan portfolio increases, absent other factors, our allowance for loan loss methodology results in a higher dollar amount of estimated probable losses. Conversely, when the loan portfolio decreases, absent other factors, our allowance for loan loss methodology results in a lower dollar amount of estimated probable losses.

Each quarter we evaluate the allowance for loan losses and adjust the allowance as appropriate through a provision for loan losses. While we use the best information available to make evaluations, future adjustments to the allowance may be necessary if conditions differ substantially from the information used in making the evaluations. In addition, as an integral part of their examination process, the OCC will periodically review the allowance for loan losses. The OCC may require us to adjust the allowance based on their analysis of information available to them at the time of their examination. Our last examination was as of September 30, 2011.

A summary of changes in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009 follows (in thousands):

	December 31,
	2011	2010	2009
Balance at beginning of year	$21,819	$15,414	$8,778
Provision for loan losses	12,589	10,084	9,038
Recoveries	108	20	—
Charge-offs	(7,680)	(3,699)	(2,402)

Balance at end of year	$26,836	$21,819	$15,414

The following table sets forth activity in our allowance for loan losses, by loan type, for the years ended December 31, 2011 and 2010. The following table also details the amount of originated loans receivable held-for-investment, net of deferred loan fees and costs, that are evaluated individually, and collectively, for impairment, and the related portion of allowance for loan losses that is allocated to each loan portfolio segment (in thousands).

	December 31, 2011
	Real Estate
	Commercial	One-to- Four Family	Construction and Land	Multifamily	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$12,654	$570	$1,855	$5,137	$242	$719	$111	$28	$503	$21,819
Charge-offs	(5,398)	(101)	(693)	(718)	(62)	(638)	(70)	—	—	(7,680)
Recoveries	55	—	—	—	—	23	30	—	—	108
Provisions	6,809	498	27	2,353	238	1,931	115	12	606	12,589

Ending Balance	$14,120	$967	$1,189	$6,772	$418	$2,035	$186	$40	$1,109	$26,836

Ending balance: individually evaluated for impairment	$1,895	$408	$—	$338	$30	$1,393	$—	$—	$—	$4,064

Ending balance: collectively evaluated for impairment	$12,225	$559	$1,189	$6,434	$388	$642	$186	$40	$1,109	$22,772

Originated loans, net:
Ending Balance	$327,141	$72,679	$23,478	$459,434	$29,906	$12,715	$59,096	$1,496	$—	$985,945

Ending balance: individually evaluated for impairment	$43,448	$2,532	$1,709	$2,945	$1,593	$2,043	$—	$—	$—	$54,270

Ending balance: collectively evaluated for impairment	$283,693	$70,147	$21,769	$456,489	$28,313	$10,672	$59,096	$1,496	$—	$931,675

	December 31, 2010
	Real Estate
	Commercial	One-to- Four Family	Construction and Land	Multifamily	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$8,403	$163	$2,409	$1,866	$210	$1,877	$101	$34	$351	$15,414
Charge-offs	(987)	—	(443)	(2,132)	—	(36)	(101)	—	—	(3,699)
Recoveries	—	—	—	—	—	—	20	—	—	20
Provisions	5,238	407	(111)	5,403	32	(1,122)	91	(6)	152	10,084

Ending Balance	$12,654	$570	$1,855	$5,137	$242	$719	$111	$28	$503	$21,819

Ending balance: individually evaluated for impairment	$2,129	$369	$36	$121	$—	$—	$—	$—	$—	$2,655

Ending balance: collectively evaluated for impairment	$10,525	$201	$1,819	$5,016	$242	$719	$111	$28	$503	$19,164

Originated loans, net:
Ending balance	$339,259	$78,109	$35,077	$284,199	$28,337	$17,032	$44,517	$1,061	$—	$827,591

Ending balance: individually evaluated for impairment	$51,324	$1,750	$4,562	$5,083	$—	$500	$—	$—	$—	$63,219

Ending balance: collectively evaluated for impairment	$287,935	$76,359	$30,515	$279,116	$28,337	$16,532	$44,517	$1,061	$—	$764,372

The Company monitors the credit quality of its loan receivables on a periodic basis. Credit quality is monitored by reviewing certain credit quality indicators. Management has determined that loan-to-value ratios (at period end) and internally assigned credit risk ratings by loan type are the key credit quality indicators that best management measure the credit quality of the Company’s loan receivables. Loan-to-value (LTV) ratios used by management in monitoring credit quality are based on current period loan balances and original values at time of origination (unless a current appraisal has been obtained as a result of the loan being deemed impaired). In calculating the provision for loan losses, management has determined that commercial real estate loans and multifamily loans having loan-to-value ratios of less than 35%, and one -to- four family loans having loan-to-value ratios of less than 60%, require less of a loss factor than those with higher loan to value ratios.

The Company maintains a credit risk rating system as part of the risk assessment of its loan portfolio. The Company’s lending officers are required to assign a credit risk rating to each loan in their portfolio at origination. When the lender learns of important financial developments, the risk rating is reviewed accordingly, and adjusted if necessary. Monthly, management presents monitored assets to the loan committee. In addition, the Company engages a third party independent loan reviewer that performs semi-annual reviews of a sample of loans, validating the credit risk ratings assigned to such loans. The credit risk ratings play an important role in the establishment of the loan loss provision and to confirm the adequacy of the allowance for loan losses for originated loans held-for-investment. After determining the general reserve loss factor for each originated portfolio segment held-for-investment, the originated portfolio segment held-for-investment balance collectively evaluated for impairment is multiplied by the general reserve loss factor for the respective portfolio segment in order to determine the general reserve. Loans that have an internal credit rating of special mention or substandard receive a multiple of the general reserve loss factors for each portfolio segment, in order to determine the general reserve.

When assigning a risk rating to a loan, management utilizes the Bank’s internal nine-point credit risk rating system.

1. Strong

2. Good

3. Acceptable

4. Adequate

5. Watch

6. Special Mention

7. Substandard

8. Doubtful

9. Loss

Loans rated 1 to 5 are considered pass ratings. An asset is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Substandard assets have well defined weaknesses based on objective evidence, and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Assets classified as doubtful have all of the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses present make collection or liquidation in full highly questionable and improbable based on current circumstances. Assets classified as loss are those considered uncollectible and of such little value that their continuance as assets is not warranted. Assets which do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses, are required to be designated special mention.

The following table details the recorded investment of originated loans receivable held-for-investment, net of deferred fees and costs, by loan type and credit quality indicator at December 31, 2011 and 2010 (in thousands).

	At December 31, 2011
	Real Estate
	Commercial		One- to Four-Family		Construction and Land	Multifamily		Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	< 35% LTV	=> 35% LTV	< 60% LTV	=> 60% LTV		< 35% LTV	=> 35% LTV
Internal Risk Rating
Pass	$30,478	$214,120	$39,808	$27,806	$17,229	$23,595	$419,433	$27,751	$8,761	$58,817	$1,496	$869,294
Special Mention	624	23,271	1,730	—	631	—	11,989	389	1,118	142	—	39,894
Substandard	2,027	56,621	821	2,514	5,618	555	3,862	1,766	2,836	137	—	76,757

Total Loans Receivable, net	$33,129	$294,012	$42,359	$30,320	$23,478	$24,150	$435,284	$29,906	$12,715	$59,096	$1,496	$985,945

	At December 31, 2010
	Real Estate
	Commercial		One- to Four-Family		Construction and Land	Multifamily		Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	< 35% LTV	=> 35% LTV	< 60% LTV	=> 60% LTV		< 35% LTV	=> 35% LTV
Internal Risk Rating
Pass	$24,826	$248,759	$49,928	$22,247	$24,767	$18,880	$256,948	$28,042	$14,110	$44,149	$1,061	$733,717
Special Mention	1,613	12,108	1,206	1,750	1,128	—	5,233	55	776	239	—	24,108
Substandard	1,385	50,568	623	2,355	9,182	504	2,634	240	2,146	129	—	69,766

Total Loans Receivable, net	$27,824	$311,435	$51,757	$26,352	$35,077	$19,384	$264,815	$28,337	$17,032	$44,517	$1,061	$827,591

Included in originated loans receivable (including held-for-sale) are loans for which the accrual of interest income has been discontinued due to deterioration in the financial condition of the borrowers. The recorded investment of these nonaccrual loans was $43.8 million and $59.3 million at December 31, 2011, and December 31, 2010, respectively. Generally, originated loans (both held-for-investment and held-for-sale) are placed on non-accruing status when they become 90 days or more delinquent, and remain on non-accrual status until they are brought current, have six months of performance under the loan terms, and factors indicating reasonable doubt about the timely collection of payments no longer exist. Therefore, loans may be current in accordance with their loan terms, or may be less than 90 days delinquent and still be on a non-accruing status.

Non-accrual amounts included loans deemed to be impaired of $36.1 million and $52.0 million at December 31, 2011, and December 31, 2010, respectively. Loans on non-accrual status with principal balances less than $500,000, and therefore not meeting the Company’s definition of an impaired loan, amounted to $4.3 million and $7.3 million at December 31, 2011, and December 31, 2010, respectively. Non-accrual amounts included in loans held-for-sale were $3.4 million and $0 at December 31, 2011, and December 31, 2010, respectively. Loans past due ninety days or more and still accruing interest were $85,000 and $1.6 million at December 31, 2011, and December 31, 2010, respectively, and consisted of loans that are well secured and in the process of renewal.

The following table sets forth the detail, and delinquency status, of non-performing loans (non-accrual loans and loans past due ninety days or more and still accruing), net of deferred fees and costs, at December 31, 2011 and 2010 (in thousands) excluding PCI loans which have been segregated into pools in accordance with ASC Subtopic 310-30. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

	At December 31, 2011
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$—	$—	$—	$—	$13	$13
Substandard	404	—	1,360	1,764	—	1,764

Total	404	—	1,360	1,764	13	1,777
LTV => 35%
Special Mention	876	—	1,020	1,896	—	1,896
Substandard	14,657	3,438	10,559	28,654	—	28,654

Total	15,533	3,438	11,579	30,550	—	30,550

Total commercial	15,937	3,438	12,939	32,314	13	32,327

One-to-four family residential
LTV < 60%
Special Mention	—	23	335	358	—	358
Substandard	210	—	198	408	—	408

Total	210	23	533	766	—	766
LTV => 60%
Substandard	—	572		572	—	572

Total	—	572	—	572	—	572

Total one-to-four family residential	210	595	533	1,338	—	1,338

Construction and land
Special Mention	—	—	—	—		—
Substandard	1,709	—	—	1,709	—	1,709

Total construction and land	1,709	—	—	1,709	—	1,709

Multifamily
LTV < 35%
Substandard	523	—	—	523	—	523

Total	523	—	—	523	—	523
LTV => 35%
Substandard	—	—	1,179	1,179	72	1,251

Total	—	—	1,179	1,179	72	1,251

Total multifamily	523	—	1,179	1,702	72	1,774

Home equity and lines of credit — Substandard	102	—	1,664	1,766		1,766

Total home equity and lines of credit	102	—	1,664	1,766	—	1,766

Commercial and industrial loans
Special Mention	—	—	724	724	—	724
Substandard	553	—	90	643	—	643

Total commercial and industrial loans	553	—	814	1,367	—	1,367

Insurance premium loans — Substandard	—	—	137	137	—	137

Total insurance premium loans	—	—	137	137	—	137

Total loans-held-for-investmet	19,034	4,033	17,266	40,333	85	40,418

Loans held-for-sale:
Commercial
LTV < 35%
Substandard	—	—	263	263	—	263

Total	—	—	263	263	—	263
LTV => 35%
Substandard	458	175	1,449	2,082	—	2,082

Total	458	175	1,449	2,082	—	2,082

Total commercial	458	175	1,712	2,345	—	2,345

Construction and land
Substandard	—	—	422	422	—	422

Total construction and land	—	—	422	422	—	422

Multifamily
LTV < 35%
Substandard	—	—	32	32	—	32

Total	—	—	32	32	—	32
LTV => 35%
Substandard	—	—	441	441	—	441

Total	—	—	441	441	—	441

Total multifamily	—	—	473	473	—	473

Commercial and industrial loans
Substandard	—	—	208	208	—	208

Total commercial and industrial loans	—	—	208	208	—	208

Total loans held-for-sale	458	175	2,815	3,448	—	3,448

Total non-performing loans	$19,492	$4,208	$20,081	$43,781	$85	$43,866

	At December 31, 2010
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Real estate loans:
Commercial
LTV < 35%
Special Mention	$29	$—	$—	$29	$—	$29

Total	29	—	—	29	—	29
LTV => 35%
Substandard	13,650	15,050	17,659	46,359	—	46,359

Total	13,650	15,050	17,659	46,359	—	46,359

Total commercial	13,679	15,050	17,659	46,388	—	46,388

One-to-four family residential
LTV < 60%
Special Mention	—	179	99	278	86	364
Substandard	135	—	197	332	291	623

Total	135	179	296	610	377	987
LTV => 60%
Substandard	—	591	74	665	731	1,396

Total	—	591	74	665	731	1,396

Total one-to-four family residential	135	770	370	1,275	1,108	2,383

Construction and land
Special Mention	—	—	—	—	404	404
Substandard	2,152	1,860	1,110	5,122	—	5,122

Total construction and land	2,152	1,860	1,110	5,122	404	5,526

Multifamily
LTV < 35%
Substandard	—	504	—	504	—	504

Total	—	504	—	504	—	504
LTV => 35%
Special Mention	1,824	—	—	1,824	—	1,824
Substandard	—	423	2,112	2,535	—	2,535

Total	1,824	423	2,112	4,359	—	4,359

Total multifamily	1,824	927	2,112	4,863	—	4,863

Home equity and lines of credit
Substandard	—	—	181	181	59	240

Total home equity and lines of credit	—	—	181	181	59	240

Commercial and industrial loans
Pass	—	—	—	—	38	38
Special Mention	—	—	100	100	—	100
Substandard	—	267	956	1,223	—	1,223

Total commercial and industrial loans	—	267	1,056	1,323	38	1,361

Insurance premium loans — substandard	—	—	129	129	—	129

Total insurance premium loans	—	—	129	129	—	129

Total non-performing loans	$17,790	$18,874	$22,617	$59,281	$1,609	$60,890

The following table sets forth the detail and delinquency status of originated loans receivable held-for-investment, net of deferred fees and costs, by performing and non-performing loans at December 31, 2011 and 2010 (in thousands).

	December 31, 2011
	Performing (Accruing) Loans			Non- Performing Loans
	0-29 Days Past Due	30-89 Days Past Due	Total		Total Loans Receivable, net
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Pass	$30,478	$—	$30,478	$—	$30,478
Special Mention	611	—	611	13	624
Substandard	—	—	—	1,764	1,764

Total	31,089	—	31,089	1,777	32,866
LTV > 35%
Pass	215,123	1,342	216,465	—	216,465
Special Mention	20,796	579	21,375	1,896	23,271
Substandard	19,402	6,483	25,885	28,654	54,539

Total	255,321	8,404	263,725	30,550	294,275

Total commercial	286,410	8,404	294,814	32,327	327,141

One-to-four family residential
LTV < 60%
Pass	39,420	388	39,808	—	39,808
Special Mention	974	398	1,372	358	1,730
Substandard	129	284	413	408	821

Total	40,523	1,070	41,593	766	42,359
LTV > 60%
Pass	26,618	1,188	27,806	—	27,806
Special Mention	—	—	—	—	—
Substandard	1,942	—	1,942	572	2,514

Total	28,560	1,188	29,748	572	30,320

Total one-to-four family residential	69,083	2,258	71,341	1,338	72,679

Construction and land
Pass	14,610	3,041	17,651	—	17,651
Special Mention	631	—	631	—	631
Substandard	3,487	—	3,487	1,709	5,196

Total construction and land	18,728	3,041	21,769	1,709	23,478

Multifamily
LTV < 35%
Pass	23,595	—	23,595	—	23,595
Substandard	—	—	—	523	523

Total	23,595	—	23,595	523	24,118
LTV > 35%
Pass	416,453	3,453	419,906	—	419,906
Special Mention	10,526	1,463	11,989	—	11,989
Substandard	618	1,552	2,170	1,251	3,421

Total	427,597	6,468	434,065	1,251	435,316

Total multifamily	451,192	6,468	457,660	1,774	459,434

Home equity and lines of credit
Pass	27,721	30	27,751	—	27,751
Special Mention	389	—	389	—	389
Substandard	—	—	—	1,766	1,766

Total home equity and lines of credit	28,110	30	28,140	1,766	29,906

Commercial and industrial loans
Pass	8,887	82	8,969	—	8,969
Special Mention	269	125	394	724	1,118
Substandard	1,985	—	1,985	643	2,628

Total commercial and industrial loans	11,141	207	11,348	1,367	12,715

Insurance premium loans
Pass	58,391	426	58,817	—	58,817
Special Mention	—	142	142	—	142
Substandard	—	—	—	137	137

Total insurance premium loans	58,391	568	58,959	137	59,096

Other loans
Pass	1,405	91	1,496	—	1,496

Total other loans	1,405	91	1,496	—	1,496

	$924,460	$21,067	$945,527	$40,418	$985,945

	December 31, 2010
	Performing (Accruing) Loans			Non- Performing Loans
	0-29 Days Past Due	30-89 Days Past Due	Total		Total Loans Receivable, net
Real estate loans:
Commercial
LTV < 35%
Pass	$24,823	$3	$24,826	$—	$24,826
Special Mention	1,068	516	1,584	29	1,613
Substandard	—	1,385	1,385	—	1,385

Total	25,891	1,904	27,795	29	27,824
LTV > 35%
Pass	242,131	6,628	248,759	—	248,759
Special Mention	11,670	438	12,108	—	12,108
Substandard	4,209	—	4,209	46,359	50,568

Total	258,010	7,066	265,076	46,359	311,435

Total commercial	283,901	8,970	292,871	46,388	339,259

One-to-four family residential
LTV < 60%
Pass	48,930	998	49,928	—	49,928
Special Mention	83	759	842	364	1,206
Substandard	—	—	—	623	623

Total	49,013	1,757	50,770	987	51,757
LTV > 60%
Pass	21,429	818	22,247	—	22,247
Special Mention	1,750	—	1,750	—	1,750
Substandard	959	—	959	1,396	2,355

Total	24,138	818	24,956	1,396	26,352

Total one-to-four family residential	73,151	2,575	75,726	2,383	78,109

Construction and land
Pass	24,767	—	24,767	—	24,767
Special Mention	225	499	724	404	1,128
Substandard	4,060	—	4,060	5,122	9,182

Total construction and land	29,052	499	29,551	5,526	35,077

Multifamily
LTV < 35%
Pass	18,656	224	18,880	—	18,880
Substandard	—	—	—	504	504

Total	18,656	224	18,880	504	19,384
LTV > 35%
Pass	251,129	5,819	256,948	—	256,948
Special Mention	3,258	151	3,409	1,824	5,233
Substandard	99	—	99	2,535	2,634

Total	254,486	5,970	260,456	4,359	264,815

Total multifamily	273,142	6,194	279,336	4,863	284,199

Home equity and lines of credit
Pass	27,780	262	28,042	—	28,042
Special Mention	55	—	55	—	55
Substandard	—	—	—	240	240

Total home equity and lines of credit	27,835	262	28,097	240	28,337

Commercial and industrial loans
Pass	13,626	446	14,072	38	14,110
Special Mention	586	90	676	100	776
Substandard	923	—	923	1,223	2,146

Total commercial and industrial loans	15,135	536	15,671	1,361	17,032

Insurance premium loans
Pass	43,728	421	44,149	—	44,149
Special Mention	—	239	239	—	239
Substandard	—	—	—	129	129

Total insurance premium loans	43,728	660	44,388	129	44,517

Other loans
Pass	959	102	1,061	—	1,061

Total other loans	959	102	1,061	—	1,061

	$746,903	$19,798	$766,701	$60,890	$827,591

The following table summarizes impaired loans as of December 31, 2011 and 2010 (in thousands):

	At December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,764	$1,764	$—
Loss	—	471	—
LTV => 35%
Special Mention	3,670	3,679	—
Substandard	26,284	27,906	—
Construction and land
Substandard	1,709	2,607	—
Multifamily
LTV < 35%
Substandard	523	523	—
LTV => 35%
Substandard	870	870	—
Commercial and industrial loans
Special Mention	660	660	—
Substandard	921	921	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	1,766	2,132	(175)
LTV => 35%
Special Mention	659	685	(65)
Substandard	9,305	9,305	(1,655)
One-to-four family residential
LTV < 60%
Special Mention	782	782	(22)
LTV => 60%
Substandard	1,750	1,750	(386)
Multifamily
LTV => 35%	1,552	1,552	(338)
Substandard
Home equity and lines of credit
Substandard	1,593	1,593	(30)
Commercial and industrial loans
Substandard	462	462	(1,393)
Total:
Real estate loans
Commercial	43,448	45,942	(1,895)
One-to-four family residential	2,532	2,532	(408)
Construction and land	1,709	2,607	—
Multifamily	2,945	2,945	(338)
Home equity and lines of credit	1,593	1,593	(30)
Commercial and industrial loans	2,043	2,043	(1,393)

	$54,270	$57,662	$(4,064)

	At December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$661	$661	$—
LTV => 35%
Special Mention	4,807	4,807	—
Substandard	25,590	26,870	—
Construction and land
Substandard	2,152	2,416	—
Multifamily
LTV < 35%
Substandard	504	504	—
LTV => 35%
Special Mention	3,392	5,242	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV => 35%
Substandard	20,766	21,782	(2,129)
One-to-four family residential
LTV => 60%
Special Mention	1,750	1,750	(369)
Construction and land
Substandard	2,410	3,079	(36)
Multifamily
LTV => 35%
Substandard	1,187	1,632	(121)
Total:
Real estate loans
Commercial	51,824	54,120	(2,129)
One-to-four family residential	1,750	1,750	(369)
Construction and land	4,562	5,495	(36)
Multifamily	5,083	7,378	(121)

	$63,219	$68,743	$(2,655)

Included in the table above at December 31, 2011, are loans with carrying balances of $27.9 million that were not written down by either charge-offs or specific reserves in our allowance for loan losses. Included in the impaired loans at December 31, 2010, are loans with carrying balances of $24.8 million that were not written down either by charge-offs or specific reserves in our allowance for loan losses. Loans not written down by charge-offs or specific reserves at December 31, 2011, and 2010, have sufficient collateral values, less costs to sell (including any discounts to facilitate a sale), to support the carrying balances of the loans.

The average recorded balance of originated impaired loans (including held-for-investment and held-for-sale) for the years ended December 31, 2011, 2010, and 2009 was approximately $58.7 million, $54.3 million, and $27.2 million, respectively. The Company recorded $2.5 million, $2.8 million and $624,000 of interest income on impaired loans for the years ended December 31, 2011, 2010 and 2009, respectively.

The following tables summarize loans that were modified in a troubled debt restructuring during the year ended December 31, 2011.

	Year Ended December 31, 2011
	Number of Relationships	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(in thousands)
Troubled Debt Restructurings:
Commercial real estate loans
Special Mention	2	$4,007	$2,819
Substandard	3	13,966	13,966
Construction and land
Substandard	1	164	164
One-to-four Family
Special Mention	3	782	782
Home equity and lines of credit
Substandard	1	102	102
Commercial and industrial loans
Special Mention	1	40	40
Substandard	2	1,701	1,701

Total Troubled Debt Restructurings	13	$20,762	$19,574

At December 31, 2011 and 2010 we had troubled debt restructurings of $41.6 million and $31.2 million, respectively.

Nine of the relationships in the table above were restructured to receive reduced interest rates, two relationships were provided forbearance agreements to allow the owners to liquidate the properties and two relationships were granted extended maturities.

Management classifies all troubled debt restructurings as impaired loans. Impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the estimated fair value of the collateral (less cost to sell), if the loan is collateral dependent, or the present value of the expected future cash flows, if the loan is not collateral dependent. Management performs a detailed evaluation of each impaired loan and generally obtains updated appraisals as part of the evaluation. In addition, management adjusts estimated fair values down to appropriately consider recent market conditions, our willingness to accept a lower sales price to effect a quick sale, and costs to dispose of any supporting collateral. Determining the estimated fair value of underlying collateral (and related costs to sell) can be difficult in illiquid real estate markets and is subject to significant assumptions and estimates. Management employs an independent third party expert in appraisal preparation and review to ascertain the reasonableness of updated appraisals. Projecting the expected cash flows under troubled debt restructurings is inherently subjective and requires, among other things, an evaluation of the borrower’s current and projected financial condition. Actual results may be significantly different than our projections and our established allowance for loan losses on these loans, which could have a material effect on our financial results.

There have been three loans that were restructured during the last twelve months that have subsequently defaulted. The following table details these loans at December 31, 2011:

	Year ended December 31, 2011
	Number of Relationships	30-89 Days Past Due	90 Days or More Past Due
	(in thousands)
Commercial real estate loans
Substandard — Accrual *	1	$2,425	$—
Substandard — Non-accrual	1	3,412	—
Commercial and industrial loans
Substandard — Non-accrual	1	—	90

Total	3	$5,837	$90

*	Thirty-one days delinquent

Premises and Equipment, Net	12 Months Ended
Dec. 31, 2011
Premises and Equipment, Net
(6)	Premises and Equipment, Net

At December 31, 2011 and 2010, premises and equipment, less accumulated depreciation and amortization, consists of the following (in thousands):

	December 31,
	2011	2010
At cost:
Land	$436	$436
Buildings and improvements	3,224	3,270
Capital leases	2,600	2,600
Furniture, fixtures, and equipment	15,155	13,724
Leasehold improvements	19,454	14,807

	40,869	34,837
Accumulated depreciation and amortization	(20,881)	(18,780)

Premises and equipment, net	$19,988	$16,057

Depreciation expense for the years ended December 31, 2011, 2010, and 2009 was $2.1 million, $1.8 million, and $1.7 million, respectively.

During the year ended December 31, 2010, the Company recognized gains of approximately $197,000 as a result of the sale of premises and equipment. The Company had no sales of premises and equipment in 2011 or 2009.

Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deposits

Note 4 – Deposits

Deposits are as follows (in thousands):

	June 30,	December 31,
	2012	2011
Non-interest-bearing demand	$160,225	$156,493
Interest-bearing negotiable orders of withdrawal (NOW)	105,795	91,829
Savings-passbook, statement, tiered, and money market	794,742	765,081
Certificates of deposit	482,419	480,123

	$1,543,181	$1,493,526

Interest expense on deposit accounts is summarized for the periods indicated (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
NOW, savings-passbook, statement, tiered, and money market	$1,023	$1,164	$2,119	$2,298
Certificates of deposit	1,438	2,106	2,866	3,989

	$2,461	$3,270	$4,985	$6,287

(7)	Deposits

Deposit account balances at December 31, 2011 and 2010, are summarized as follows (dollars in thousands):

	December 31,
	2011		2010
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Dollars in thousands)
Transaction:
Negotiable orders of withdrawal	$91,829	0.60%	$76,251	1.03%
Non-interest bearing checking	156,493	—	111,413	—

Total transaction	248,322	0.22	187,664	0.42

Savings:
Money market	430,087	0.77	294,003	0.97
Savings-passbook and statement	334,994	0.28	338,140	0.33

Total savings	765,081	0.56	632,143	0.63

Certificates of deposit:
Under $100,000	262,435	1.08	272,266	1.34
$100,000 or more	217,688	1.36	280,769	1.25

Total certificates of deposit	480,123	1.21	553,035	1.29

Total deposits	$1,493,526	0.71%	$1,372,842	0.87%

The Company had brokered deposits (classified as certificates of deposit in the above table) of $3.4 million and $68.4 million, at December 31, 2011 and 2010, respectively.

Scheduled maturities of certificates of deposit at December 31, 2011, are summarized as follows (in thousands):

December 31, 2011
2012	$356,391
2013	40,998
2014	31,019
2015	34,581
2016 and after	17,134

Total	$480,123

Interest expense on deposits for the years ended December 31, 2011, 2010, and 2009 is summarized as follows (in thousands):

	December 31,
	2011	2010	2009
Negotiable order of withdrawal and money market	$3,624	$3,546	$3,213
Savings-passbook and statement	1,027	1,573	2,833
Certificates of deposit	7,600	8,454	12,168

	$12,251	$13,573	$18,214

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings
(8)	Borrowings

Borrowings consisted of securities sold under agreements to repurchase, FHLB advances, and obligations under capital leases and are summarized as follows (in thousands):

	December 31,
	2011	2010
Repurchase agreements	$276,000	$243,000
Other borrowings:
FHLB advances	201,210	146,300
Floating rate advances	3,004	—
Obligations under capital leases	1,720	1,937

	$481,934	$391,237

FHLB advances are secured by a blanket lien on unencumbered securities and the Company’s FHLB capital stock.

Repurchase agreements and FHLB advances have contractual maturities at December 31, 2011, as follows (in thousands):

	December 31, 2011
	FHLB Advances	Repurchase Agreements
2012	$57,000	$50,000
2013	27,300	45,000
2014	10,500	56,000
2015	52,500	62,000
2016 and after	53,910	63,000

	$201,210	$276,000

Repurchase agreements have a weighted average rate of 3.20%, with all maturing in more than 90 days. The repurchase agreements are secured primarily by mortgage-backed securities with an amortized cost of $296.6 million, and a market value of $309.8 million, at December 31, 2011.

The Company has the ability to obtain additional funding from the FHLB and Federal Reserve Bank discount window of approximately $384.6 million, utilizing unencumbered securities of $427.3 million at December 31, 2011. The Company expects to have sufficient funds available to meet current commitments in the normal course of business.

Interest expense on borrowings for the years ended December 31, 2011, 2010, and 2009 is summarized as follows (in thousands):

	December 31,
	2011	2010	2009
Repurchase agreements	$11,207	$9,116	$7,158
FHLB advances	1,776	1,513	3,358
Over-night borrowings	20	26	53
Obligations under capital leases	159	178	194

	$13,162	$10,833	$10,763

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
(9)	Income Taxes

Income tax expense (benefit) for the years ended December 31, 2011, 2010, and 2009 consists of the following (in thousands):

	December 31,
	2011	2010	2009
Federal tax expense (benefit):
Current	$8,319	$8,114	$9,434
Deferred	(2,257)	(1,315)	(3,758)

	6,062	6,799	5,676

State and local tax expense (benefit):
Current	1,061	1,161	2,122
Deferred	(626)	(1,590)	(1,180)

	435	(429)	942

Total income tax expense	$6,497	$6,370	$6,618

The Company recorded a deferred tax liability of approximately $2.4 million as a result of the FDIC-assisted transaction.

Reconciliation between the amount of reported total income tax expense and the amount computed by multiplying the applicable statutory income tax rate for the years ended December 31, 2011, 2010, and 2009 is as follows (dollars in thousands):

	December 31,
	2011	2010	2009
Tax expense at statutory rate of 35%	$8,162	$7,057	$6,542
Increase (decrease) in taxes resulting from:
State tax, net of federal income tax	283	(279)	612
Bank owned life insurance	(1,041)	(796)	(613)
Incentive stock options	149	149	166
Bargain purchase gain	(1,246)	—	—
Other, net	190	239	(89)

Income tax expense	$6,497	$6,370	$6,618

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010, are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$10,783	$8,838
Deferred loan fees	—	33
Capitalized leases	697	802
Charitable deduction carryforward	1,340	2,153
Deferred compensation	2,399	2,135
Accrued salaries	718	525
Postretirement benefits	511	498
Equity awards	1,759	1,351
Unrealized actuarial losses on post retirement benefits	201	197
Straight-line leases adjustment	852	704
Asset retirement obligation	102	99
Reserve for accrued interest receivable	1,671	1,304
Reserve for loan commitments	135	154
New Jersey NOL	—	22
Employee Stock Ownership Plan	132	—
Other	543	255

Total gross deferred tax assets	21,843	19,070

Deferred tax liabilities:
Depreciation	145	213
Unrealized gains on securities — AFS	11,835	7,468
Mortgage servicing rights	24	49
Employee Stock Ownership Plan	—	78
Step up to fair market value of acquired loans	62	95
Step up to fair market value of acquired investment	—	1
Bargain purchase gain	2,297	—
Deferred loan fees	179	—
Other	—	12

Total gross deferred tax liabilities	14,542	7,916

Valuation allowance	1,038	1,038

Net deferred tax asset	$6,263	$10,116

The Company has determined that a valuation allowance should be established for certain state and local tax benefits related to the Company’s contribution to the Northfield Bank Foundation. The Company has determined that it is not required to establish a valuation reserve for the remaining net deferred tax asset account since it is “more likely than not” that the net deferred tax assets will be realized through future reversals of existing taxable temporary differences, future taxable income and tax planning strategies. The conclusion that it is “more likely than not” that the remaining net deferred tax assets will be realized is based on the history of earnings and the prospects for continued profitability. Management will continue to review the tax criteria related to the recognition of deferred tax assets.

As a savings institution, the Bank is subject to a special federal tax provision regarding its frozen tax bad debt reserve. At December 31, 2011, the Bank’s federal tax bad debt base-year reserve was $5.9 million, with a related net deferred tax liability of $2.8 million, which has not been recognized since the Bank does not expect that this reserve will become taxable in the foreseeable future. Events that would result in taxation of this reserve include redemptions of the Bank’s stock or certain excess distributions by the Bank to the Company.

The Company did not have any material uncertain tax positions for the years ended December 31, 2011 and 2010.

The State of New York passed legislation in August of 2010 to conform the bad debt deduction allowed under Article 32 of the New York State tax law to the bad debt deduction allowed for federal income tax purposes. As a result, Northfield Bank no longer establishes, or maintains, a New York reserve for losses on loans, and is required to claim a deduction for bad debts in an amount equal to its actual loan loss experience. In addition, this legislation eliminated the potential recapture of the New York tax bad debt reserve that could have otherwise occurred in certain circumstances under New York State tax law prior to August of 2010. As a result of this new legislation, the Company reversed approximately $738,000 in deferred tax liabilities during the third quarter of 2010.

The following are the most significant years that are open for examination or under examination:

•	Federal tax filings for 2008 through present. The Company has received notification from the Internal Revenue Service that they intend to examine the 2009 and 2010 filings.

•	New York State tax filings 2007 through the present. Currently the 2007, 2008, and 2009 filings are under examination.

•	New York City tax filings 2007 through the present. Currently the 2007, 2008, and 2009 filings are under examination.

•	State of New Jersey 2008 through present.

Retirement Benefits	12 Months Ended
Dec. 31, 2011
Retirement Benefits
(10)	Retirement Benefits

The Company has a 401(k) plan for its employees, which grants eligible employees (those salaried employees with at least three months of service) the opportunity to invest from 2% to 15% of their base compensation in certain investment alternatives. The Company contributes an amount equal to 25% of employee contributions on the first 6% of base compensation contributed by eligible employees for the first three years of participation. Subsequent years of participation in excess of three years will increase the Company matching contribution from 25% to 50% of an employee’s contributions, on the first 6% of base compensation contributed by eligible employees. A member becomes fully vested in the Company’s contributions upon (a) completion of five years of service, or (b) normal retirement, early retirement, permanent disability, or death. The Company’s contribution to this plan amounted to approximately $218,000, $166,000, and $156,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

The Company also maintains a profit-sharing plan in which the Company can contribute to the participant’s 401(k) account, at its discretion, up to the legal limit of the Internal Revenue Code. The Company did not contribute to the profit sharing plan during 2011, 2010 and 2009.

The Company maintains the Northfield Bank Employee Stock Ownership Plan (the ESOP). The ESOP is a tax-qualified plan designed to invest primarily in the Company’s common stock. The ESOP provides employees with the opportunity to receive a funded retirement benefit from the Bank, based primarily on the value of the Company’s common stock. The ESOP was authorized to, and did purchase, 1,756,279 shares of the Company’s common stock in the Company’s initial public offering at a price of $10.00 per share. This purchase was funded with a loan from Northfield Bancorp, Inc. to the ESOP. The first payment on the loan from the ESOP to the Company was due and paid on December 31, 2007, and the outstanding balance at December 31, 2011 and 2010, was $15.0 million and $15.4 million, respectively. The shares of the Company’s common stock purchased in the initial public offering are pledged as collateral for the loan. Shares are released for allocation to participants as loan payments are made. A total of 61,801 and 60,570 shares were released and allocated to participants for the ESOP year ended December 31, 2011 and 2010, respectively. ESOP compensation expense for the year ended December 31, 2011, 2010, and 2009 was $790,000, $774,000, and $676,000, respectively. Cash dividends on unallocated shares are utilized to satisfy required debt payments. Dividends on allocated shares are utilized to prepay debt which releases additional shares to participants.

The Company maintains a Supplemental Employee Stock Ownership Plan (the SESOP), a non-qualified plan, that provides supplemental benefits to certain executives who are prevented from receiving the full benefits contemplated by the ESOP’s benefit formula due to tax law limits for tax-qualified plans. The supplemental payments for the SESOP consist of cash payments representing the value of Company shares that cannot be allocated to participants under the ESOP due to legal limitations imposed on tax-qualified plans. The Company made a contribution to the SESOP plan of $25,000, $33,000, and $41,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

The Company provides post retirement medical and life insurance to a limited number of retired individuals. The Company also provides retiree life insurance benefits to all qualified employees, up to certain limits. The following tables set forth the funded status and components of postretirement benefit costs at December 31 measurement dates (in thousands):

	2011	2010	2009
Accumulated postretirement benefit obligation beginning of year	$1,668	$1,670	$1,559
Service cost	6	5	4
Interest cost	80	88	93
Actuarial loss	47	12	111
Benefits paid	(104)	(108)	(97)

Accumulated postretirement benefit obligation end of year	1,697	1,667	1,670

Plan assets at fair value	—	—	—
Unrecognized transition obligation	—	—	—
Unrecognized prior service cost	—	—	—
Unrecognized loss	—	—	—

Accrued liability (included in accrued expenses and other liabilities)	$1,697	$1,667	$1,670

The following table sets forth the amounts recognized in accumulated other comprehensive income (loss) (in thousands):

	December 31,
	2011	2010
Net loss	$288	$266
Transition obligation	67	84
Prior service cost	106	121

Loss recognized in accumulated other comprehensive income (loss)	$461	$471

The estimated net loss, transition obligation, and prior service cost that will be amortized from accumulated other comprehensive income (loss) into net periodic cost in 2012 are $27,778, $16,711, and $15,575, respectively.

The following table sets forth the components of net periodic postretirement benefit costs for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	December 31,
	2011	2010	2009
Service cost	$6	$5	$4
Interest cost	80	88	93
Amortization of transition obligation	17	17	17
Amortization of prior service costs	15	15	15
Amortization of unrecognized loss	25	26	17

Net postretirement benefit cost included in compensation and employee benefits	$143	$151	$146

The assumed discount rate related to plan obligations reflects the weighted average of published market rates for high-quality corporate bonds with terms similar to those of the plans expected benefit payments, rounded to the nearest quarter percentage point. The Company’s discount rate and rate of compensation increase used in accounting for the plan are as follows:

	2011	2010	2009
Assumptions used to determine benefit obligation at period end:
Discount rate	4.00%	5.00%	5.50%
Rate of increase in compensation	4.00	4.00	4.25
Assumptions used to determine net periodic benefit cost for the year:
Discount rate	5.00	5.50	6.25
Rate of increase in compensation	4.00	4.25	4.25

At both December 31, 2011 and 2010, a medical cost trend rate of 8.75%, decreasing 0.50% per year thereafter until an ultimate rate of 4.75% is reached, was used in the plan’s valuation. The Company’s healthcare cost trend rates are based, among other things, on the Company’s own experience and third party analysis of recent and projected healthcare cost trends.

A one percentage-point change in assumed heath care cost trends would have the following effects (in thousands):

	One Percentage		One Percentage
	Point Increase		Point Decrease
	2011	2010	2011	2010
Effect on benefits earned and interest cost	$7	$7	$(5)	$(6)
Effect on accumulated postretirement benefit obligation	134	129	(119)	(115)

A one percentage-point change in assumed heath care cost trends would have the following effects (in thousands):

	One Percentage			One Percentage
	Point Increase			Point Decrease
	2011	2010	2009	2011	2010	2009
Aggregate of service and interest components of net periodic cost (benefit)	$7	$7	$8	$(5)	$(6)	$(6)

Benefit payments of approximately $104,000, $108,000, and $97,000 were made in 2011, 2010, and 2009, respectively. The benefits expected to be paid under the postretirement health benefits plan for the next five years are as follows: $109,000 in 2012; $114,000 in 2013; $119,000 in 2014; $123,000 in 2015; and $125,000 in 2016. The benefit payments expected to be paid in the aggregate for the years 2016 through 2021 are $623,000. The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2011, and include estimated future employee service.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003, or Medicare Act, introduced both a Medicare prescription-drug benefit and a federal subsidy to sponsors of retiree health-care plans that provide a benefit at least “actuarially equivalent” to the Medicare benefit. The Company has evaluated the estimated potential subsidy available under the Medicare Act and the related costs associated with qualifying for the subsidy. Due to the limited number of participants in the plan, the Company has concluded that it is not cost beneficial to apply for the subsidy. Therefore, the accumulated postretirement benefit obligation information and related net periodic postretirement benefit costs do not reflect the effect of any potential subsidy.

The Company maintains a nonqualified plan to provide for the elective deferral of all or a portion of director fees by members of the participating board of directors, deferral of all or a portion of the compensation and/or annual incentive compensation payable to eligible employees of the Company, and to provide to certain officers of the Company benefits in excess of those permitted to be paid by the Company’s savings plan, ESOP, and profit-sharing plan under the applicable Internal Revenue Code. The plan obligation was approximately $4,145,000 and $4,095,000 at December 31, 2011 and 2010, respectively, and is included in accrued expenses and other liabilities on the consolidated balance sheets. Expense under this plan was $151,000, $597,000, and $592,000 for the years ended December 31, 2011, 2010, and 2009, respectively. The Company invests to fund this future obligation, in various mutual funds designated as trading securities. The securities are marked-to-market through current period earnings as a component of non-interest income. Accrued obligations under this plan are credited or charged with the return on the trading securities portfolio as a component of compensation and benefits expense.

The Company entered into a supplemental retirement agreement with its former president and current director on July 18, 2006. The agreement provides for 120 monthly payments of $17,450. The present value of the obligation, of approximately $1,625,000, was recorded in compensation and benefits expense in 2006. The present value of the obligation as of December 31, 2011 and 2010, was approximately $880,000 and $1,039,000, respectively.

Equity Incentive Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity Incentive Plan

Note 5 –Equity Incentive Plan

The following table is a summary of the Company’s stock options outstanding as of June 30, 2012 and changes therein during the six months then ended:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Weighted Average Contractual Life (years)
Outstanding—December 31, 2011	2,056,660	$3.22	$9.95	7.02
Granted	—	—	—	—
Forfeited	(3,560)	3.22	9.94	—
Exercised	—	—	—	—

Outstanding—June 30, 2012	2,053,100	$3.22	$9.95	6.57

Exercisable—June 30, 2012	1,240,040	$3.22	$9.95	6.57

Expected future stock option expense related to the non-vested options outstanding as of June 30, 2012 is $2.1 million over an average period of 1.6 years.

The following is a summary of the status of the Company’s restricted share awards as of June 30, 2012 and changes therein during the six months then ended.

	Number of Shares Awarded	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2011	488,830	$9.97
Granted	—	—
Vested	(162,650)	9.96
Forfeited	(1,240)	9.94

Non-vested at June 30, 2012	324,940	$9.97

Expected future stock award expense related to the non-vested restricted share awards as of June 30, 2012 is $2.6 million over an average period of 1.6 years.

During the three and six months ended June 30, 2012, the Company recorded $742,000 and $1.5 million of stock-based compensation related to the above plans, respectively. During the three and six months ended June 30, 2011, the Company recorded $775,000 and $1.5 million of stock-based compensation related to the above plans, respectively.

(11)	Equity Incentive Plan

The Company maintains the Northfield Bancorp, Inc. 2008 Equity Incentive Plan to grant common stock or options to purchase common stock at specific prices to directors and employees of the Company. The Plan provides for the issuance or delivery of up to 3,073,488 shares of Northfield Bancorp, Inc. common stock subject to certain Plan limitations. 157,538 shares of stock remain available for issuance under the Plan as of December 31, 2011. All stock options and restricted stock granted to date vests in equal installments over a five year period beginning one year from the date of grant. The vesting of options and restricted stock awards may accelerate in accordance with terms of the plan. Stock options were granted at an exercise price equal to the fair value of the Company’s common stock on the grant date based on quoted market prices and all have an expiration period of ten years. The fair value of stock options granted on January 30, 2009, was estimated utilizing the Black-Scholes option pricing model using the following assumptions: an expected life of 6.5 years utilizing the simplified method, risk-free rate of return of 2.17%, volatility of 35.33% and a dividend yield of 1.61%. The fair value of stock options granted on May 29, 2009, was estimated utilizing the Black-Scholes option pricing model using the following assumptions: an expected life of 6.5 years utilizing the simplified method, risk-free rate of return of 2.88%, volatility of 38.39% and a dividend yield of 1.50%. The fair value of stock options granted on January 30, 2010, was estimated utilizing the Black-Scholes option pricing model using the following assumptions: an expected life of 6.5 years utilizing the simplified method, risk-free rate of return of 2.90%, volatility of 38.29% and a dividend yield of 1.81%. The Company is expensing the grant date fair value of all employee and director share-based compensation over the requisite service periods on a straight-line basis.

During the years ended December 31, 2011, 2010 and 2009, the Company recorded $3.0 million, $3.0 million and $2.9 million, respectively, of stock-based compensation

The following table is a summary of the Company’s non-vested stock options as of December 31, 2011, and changes therein during the year then ended:

		Weighted	Weighted	Weighted
		Average	Average	Average
	Number of	Grant Date	Exercise	Contractual
	Stock Options	Fair Value	Price	Life (years)
Outstanding- December 31, 2008	—	$—	$—	—
Granted	2,106,400	3.22	9.94	10.00
Exercised	(23,000)	3.22	9.94	—

Outstanding- December 31, 2009	2,083,400	3.22	9.94	9.08
Granted	3,000	4.66	13.24	10.00
Exercised	(13,860)	3.22	9.94	—

Outstanding- December 31, 2010	2,072,540	3.22	9.94	8.09
Granted	—	—	—	—
Exercised	(15,880)	3.22	9.94	—

Outstanding- December 31, 2011	2,056,660	$3.22	$9.95	7.02

Exercisable- December 31, 2011	824,080	$3.22	$9.94	6.98

Expected future stock option expense related to the non-vested options outstanding as of December 31, 2011, is $2.8 million over an average period of 2.1 years.

The following is a summary of the status of the Company’s restricted shares as of December 31, 2011, and changes therein during the year then ended.

		Weighted
	Number of	Average
	Shares	Grant Date
	Awarded	Fair Value
Non-vested at December 31, 2008	—	$—
Granted	836,650	9.94
Vested	—	—
Forfeited	(11,500)	9.94

Non-vested at December 31, 2009	825,150	9.94
Granted	4,400	13.24
Vested	(175,670)	9.94

Non-vested at December 31, 2010	653,880	9.97
Granted	—	—
Vested	(165,050)	9.96

Non-vested at December 31, 2011	488,830	$9.97

Expected future stock award expense related to the non-vested restricted awards as of December 31, 2011, is $3.5 million over an average period of 2.1 years.

Upon the exercise of stock options, management expects to utilize treasury stock as the source of issuance for these shares.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
(12)	Commitments and Contingencies

The Company, in the normal course of business, is party to commitments that involve, to varying degrees, elements of risk in excess of the amounts recognized in the consolidated financial statements. These commitments include unused lines of credit and commitments to extend credit.

At December 31, 2011, the following commitment and contingent liabilities existed that are not reflected in the accompanying consolidated financial statements (in thousands):

Commitments to extend credit	$32,878
Unused lines of credit	31,857
Standby letters of credit	1,769

The Company’s maximum exposure to credit losses in the event of nonperformance by the other party to these commitments is represented by the contractual amount. The Company uses the same credit policies in granting commitments and conditional obligations as it does for amounts recorded in the consolidated balance sheets. These commitments and obligations do not necessarily represent future cash flow requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s assessment of risk. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The guarantees generally extend for a term of up to one year and are fully collateralized. For each guarantee issued, if the customer defaults on a payment to the third party, the Company would have to perform under the guarantee. The unamortized fee on standby letters of credit approximates their fair value; such fees were insignificant at December 31, 2011. The Company maintains an allowance for estimated losses on commitments to extend credit in other liabilities. At December 31, 2011 and 2010, the allowance was $328,000 and $366,000, respectively, changes to the allowance are recorded as a component of other non-interest expense.

At December 31, 2011, the Company was obligated under non-cancelable operating leases and capitalized leases on property used for banking purposes. Most leases contain escalation clauses and renewal options which provide for increased rentals as well as for increases in certain property costs including real estate taxes, common area maintenance, and insurance.

The projected minimum annual rental payments and receipts under the capitalized leases and operating leases, are as follows (in thousands):

	Rental	Rental	Rental
	Payments	Payments	Receipts
	Capitalized	Operating	Operating
	Leases	Leases	Leases
Year ending December 31:
2012	$387	$3,378	$165
2013	399	3,307	170
2014	411	3,302	190
2015	269	3,339	190
2016	247	3,135	190
Thereafter	560	31,607	1,442

Total minimum lease payments	$2,273	$48,068	$2,347

There are four properties with contractual operating rental payments over the term of the lease totaling $13.8 million which are not included in the above table because possession of such premises has not been delivered. Lease terms range from 15 to 20 years.

Net rental expense included in occupancy expense was approximately $2,872,000, $2,353,000, and $2,128,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

In the normal course of business, the Company may be a party to various outstanding legal proceedings and claims. In the opinion of management, the consolidated financial statements will not be materially affected by the outcome of such legal proceedings and claims.

The Bank is required by regulation to maintain a certain level of cash balances on hand and/or on deposit with the Federal Reserve Bank of New York. As of December 31, 2011 and 2010, the Bank was required to maintain balances of $197,000 and $700,000, respectively.

The Bank has entered into employment agreements with its Chief Executive Officer and the other executive officers of the Bank to ensure the continuity of executive leadership, to clarify the roles and responsibilities of executives, and to make explicit the terms and conditions of executive employment. These agreements are for a term of three-years subject to review and annual renewal, and provide for certain levels of base annual salary and in the event of a change in control, as defined, or in the event of termination, as defined, certain levels of base salary, bonus payments, and benefits for a period of up to three-years.

Regulatory Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Requirements
(13)	Regulatory Requirements

The OCC requires savings institutions to maintain a minimum tangible capital ratio to tangible assets of 1.5%, a minimum core capital ratio to total adjusted assets of 4.0%, and a minimum ratio of total risk-adjusted total assets of 8.0%.

Under prompt corrective action regulations, the OCC is required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution. Such actions could have a direct material effect on the institution’s financial statements. The regulations establish a framework for the classification of savings institutions into five categories: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. Generally, an institution is considered well capitalized if it has a core capital ratio of at least 5%, a Tier 1 risk-based capital ratio of at least 6%, and a total risk-based capital ratio of at least 10%.

The foregoing capital ratios are based in part on specific quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. Capital amounts and classifications also are subject to qualitative judgments by the regulators about capital components, risk weighting, and other factors.

Management believes that as of December 31, 2011, the Bank met all capital adequacy requirements to which it is subject. Further, the most recent OCC notification categorized the Bank as a well-capitalized institution under the prompt corrective action regulations. There have been no conditions or events since that notification that management believes have changed the Bank’s capital classification.

Northfield Bancorp, Inc. is regulated, supervised, and examined by the FRB as a savings and loan holding company and, as such, is not subject to regulatory capital requirements. The Dodd-Frank Act will require the federal banking agencies to establish consolidated risk-based and leverage capital requirements for insured depository institutions, depository institution holding companies and systemically important nonbank financial companies. These requirements must be no less than those to which insured depository institutions are currently subject. As a result, on the fifth anniversary of the effective date of the Dodd-Frank Act, we will become subject to consolidated capital requirements which we have not been subject to previously.

The following is a summary of the Bank’s regulatory capital amounts and ratios compared to the regulatory requirements as of December 31, 2011 and 2010, for classification as a well-capitalized institution and minimum capital (dollars in thousands).

	Actual		Adequacy Purposes		Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Tangible capital to tangible assets	$312,993	13.42%	$34,987	1.50%	NA	NA
Tier I capital (core) (to adjusted total assets)	312,993	13.42	93,298	4.00	116,622	5.00
Total capital (to risk-weighted assets)	330,147	24.71	106,901	8.00	133,627	10.00
As of December 31, 2010:
Tangible capital to tangible assets	$292,981	13.43%	$32,723	1.50%	NA	NA
Tier I capital (core) (to adjusted total assets)	292,981	13.43	87,263	4.00	109,078	5.00
Total capital (to risk-weighted assets)	307,375	27.39	89,751	8.00	112,188	10.00

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements

Note 6- Fair Value Measurements

The following table presents the assets reported on the consolidated balance sheet at their estimated fair value as of June 30, 2012, and December 31, 2011, by level within the fair value hierarchy as required by the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC). Financial assets and liabilities are classified in their entirety based on the level of input that is significant to the fair value measurement. The fair value hierarchy is as follows:

•	Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•	Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (for example, interest rates, volatilities, prepayment speeds, loss severities, credit risks and default rates) or inputs that are derived principally from or corroborated by observable market data by correlations or other means.

•	Level 3 Inputs – Significant unobservable inputs that reflect the Company’s own assumptions that market participants would use in pricing the assets or liabilities.

	Fair Value Measurements at Reporting Date Using:
	June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities:
GSE	$1,071,654	$—	$1,071,654	$—
Non-GSE	33,359	—	33,359	—
Corporate bonds	102,703	—	102,703	—
Equities	13,503	13,503	—	—

Total available-for-sale	1,221,219	13,503	1,207,716	—

Trading securities	4,490	4,490	—	—

Total	$1,225,709	$17,993	$1,207,716	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$26,524	$—	$—	$26,524
One- to- four family residential mortgage	2,532	—	—	2,532
Construction and land	1,861	—	—	1,861
Multifamily	2,411	—	—	2,411
Home equity and lines of credit	1,954	—	—	1,954

Total impaired loans	35,282	—	—	35,282

Commercial and industrial loans	456	—	—	456
Other real estate owned	2,139	—	—	2,139

Total	$37,877	$—	$—	$37,877

	Fair Value Measurements at Reporting Date Using:
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities:
GSE	$945,782	$—	$945,782	$—
Non-GSE	40,451	—	40,451	—
Corporate bonds	100,657	—	100,657	—
Equities	11,835	11,835	—	—

Total available-for-sale	1,098,725	11,835	1,086,890	—

Trading securities	4,146	4,146	—	—

Total	$1,102,871	$15,981	$1,086,890	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$27,826	$—	$—	$27,826
One- to- four family residential mortgage	2,532	—	—	2,532
Construction and land	1,709	—	—	1,709
Multifamily	1,552	—	—	1,552
Home equity and lines of credit	1,593	—	—	1,593

Total impaired loans	35,212	—	—	35,212

Commercial and industrial loans	462	—	—	462
Other real estate owned	3,359	—	—	3,359

Total	$39,033	$—	$—	$39,033

The following table presents qualitative information for Level 3 assets measured at fair value on a non-recurring basis at June 30, 2012:

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs
	(in thousands)
Impaired loans	$35,738	Appraisals	Discount for costs to sell	7.0%
			Discount for quick sale	10.0% - 20.0%
			Discount for dated appraisal utilizing changes in real estate indexes	Varies

Other real estate owned	$2,139	Appraisals	Discount for costs to sell	7.0%
			Discount for dated appraisal utilizing changes in real estate indexes	Varies

Available for Sale Securities: The estimated fair values for mortgage-backed, GSE and corporate securities are obtained from an independent nationally recognized third-party pricing service. The estimated fair values are derived primarily from cash flow models, which include assumptions for interest rates, credit losses, and prepayment speeds. Broker/dealer quotes are utilized as well when such quotes are available and deemed representative of the market. The significant inputs utilized in the cash flow models are based on market data obtained from sources independent of the Company (Observable Inputs), and are therefore classified as Level 2 within the fair value hierarchy. The estimated fair values of equity securities, classified as Level 1, are derived from quoted market prices in active markets. Equity securities consist of mutual funds. There were no transfers of securities between Level 1 and Level 2 during the six months ended June 30, 2012.

Trading Securities: Fair values are derived from quoted market prices in active markets. The assets consist of publicly traded mutual funds.

In addition, the Company may be required, from time to time, to measure the fair value of certain other financial assets on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. The adjustments to fair value usually result from the application of lower-of-cost-or-market accounting or write downs of individual assets.

Impaired Loans: At June 30, 2012 and December 31, 2011, the Company had originated impaired loans held-for-investment and held-for-sale with outstanding principal balances of $39.3 million and $39.1 million, respectively, that were recorded at their estimated fair value of $35.7 million and $35.7 million, respectively. The Company recorded net impairment charges of $604,000 and $2.4 million for the six months ended June 30, 2012, and 2011, respectively, and charge-offs of $992,000 and $1.4 million for the six months ended June 30, 2012 and 2011, respectively, utilizing Level 3 inputs. For purposes of estimating fair value of impaired loans, management utilizes independent appraisals, if the loan is collateral dependent, adjusted downward by management, as necessary, for changes in relevant valuation factors subsequent to the appraisal date, or the present value of expected future cash flows for non-collateral dependent loans and troubled debt restructurings.

Other Real Estate Owned: At June 30, 2012, and December 31, 2011, the Company had assets acquired through foreclosure, or deed in lieu of foreclosure, of $2.1 million and $3.4 million, respectively, recorded at estimated fair value, less estimated selling costs when acquired, establishing a new cost basis. Estimated fair value is generally based on independent appraisals. These appraisals include adjustments to comparable assets based on the appraisers’ market knowledge and experience, and are considered Level 3 inputs. When an asset is acquired, the excess of the loan balance over fair value, less estimated selling costs, is charged to the allowance for loan losses. If the estimated fair value of the asset declines, a write-down is recorded through non-interest expense. The valuation of foreclosed assets is subjective in nature and may be adjusted in the future because of changes in economic conditions.

There were no subsequent valuation adjustments to other real estate owned (REO) for the three and six months ended June 30, 2012. Operating costs after acquisition are expensed.

Fair Value of Financial Instruments

The FASB ASC Topic for Financial Instruments requires disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring or non-recurring basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above. The following methods and assumptions were used to estimate the fair value of other financial assets and financial liabilities not already discussed above:

(a) Cash, Cash Equivalents, and Certificates of Deposit

Cash and cash equivalents are short-term in nature with original maturities of six months or less; the carrying amount approximates fair value. Certificates of deposit having original terms of six-months or less; carrying value generally approximates fair value. Certificates of deposit with an original maturity of six months or greater, the fair value is derived from discounted cash flows.

(b) Securities (Held to Maturity)

The estimated fair values for substantially all of our securities are obtained from an independent nationally recognized pricing service. The independent pricing service utilizes market prices of same or similar securities whenever such prices are available. Prices involving distressed sellers are not utilized in determining fair value. Where necessary, the independent third-party pricing service estimates fair value using models employing techniques such as discounted cash flow analyses. The assumptions used in these models typically include assumptions for interest rates, credit losses, and prepayments, utilizing market observable data where available.

(c) Federal Home Loan Bank of New York Stock

The fair value for Federal Home Loan Bank of New York (FHLB) stock is its carrying value, since this is the amount for which it could be redeemed and there is no active market for this stock.

(d) Loans (Held-for-Investment)

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as originated and purchased, and further segregated by residential mortgage, construction, land, multifamily, commercial and consumer. Each loan category is further segmented into amortizing and non-amortizing and fixed and adjustable rate interest terms and by performing and nonperforming categories. The fair value of loans is estimated by discounting the future cash flows using current prepayment assumptions and current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. This method of estimating fair value does not incorporate the exit price concept of fair value prescribed by the FASB ASC Topic for Fair Value Measurements and Disclosures.

(e) Loans (Held-for-Sale)

Held-for-sale loans are carried at the lower of aggregate cost or estimated fair value, less costs to sell, and therefore fair value is equal to carrying value.

(f) Deposits

The fair value of deposits with no stated maturity, such as non-interest-bearing demand deposits, savings, NOW and money market accounts, is equal to the amount payable on demand. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

(g) Commitments to Extend Credit and Standby Letters of Credit

The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

The fair value of off-balance-sheet commitments is insignificant and therefore not included in the following table.

(h) Borrowings

The fair value of borrowings is estimated by discounting future cash flows based on rates currently available for debt with similar terms and remaining maturity.

(i) Advance Payments by Borrowers

Advance payments by borrowers for taxes and insurance have no stated maturity; the fair value is equal to the amount currently payable.

The estimated fair values of the Company’s significant financial instruments at June 30, 2012, and December 31, 2011, are presented in the following tables (in thousands):

	June 30, 2012
		Estimated Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$34,381	$34,381	$—	$—	$34,381
Trading securities	4,490	4,490	—	—	4,490
Securities available-for-sale	1,221,219	13,503	1,207,716	—	1,221,219
Securities held-to-maturity	2,832	—	2,961	—	2,961
Federal Home Loan Bank of New York stock, at cost	14,208	—	14,208	—	14,208
Loans held-for-sale	355	—	—	355	355
Net loans held-for-investment	1,045,906	—	—	1,111,954	1,111,954
Financial liabilities:
Deposits	$1,543,181	$—	$1,549,103	$—	$1,549,103
Repurchase agreements and other borrowings	513,571	—	528,777		528,777
Advance payments by borrowers	3,177	—	3,177	—	3,177

	December 31, 2011
		Estimated
	Carrying	Fair
	value	value
Financial assets:
Cash and cash equivalents	$65,269	$65,269
Trading securities	4,146	4,146
Securities available-for-sale	1,098,725	1,098,725
Securities held-to-maturity	3,617	3,771
Federal Home Loan Bank of New York stock, at cost	12,677	12,677
Loans held-for-sale	3,900	3,900
Net loans held-for-investment	1,047,631	1,081,484
Financial liabilities:
Deposits	$1,493,526	$1,499,906
Repurchase agreements and other borrowings	481,934	498,774
Advance payments by borrowers	2,201	2,201

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on- and off-balance-sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

(14)	Fair Value of Measurement

The following table presents the assets reported on the consolidated balance sheet at their estimated fair value as of December 31, 2011 and 2010, by level within the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Financial assets and liabilities are classified in their entirety based on the level of input that is significant to the fair value measurement. The fair value hierarchy is as follows:

•	Level 1 Inputs — Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (for example, interest rates, volatilities, prepayment speeds, loss severities, credit risks and default rates) or inputs that are derived principally from or corroborated by observable market data by correlations or other means.

•	Level 3 Inputs — Significant unobservable inputs that reflect the Company’s own assumptions that market participants would use in pricing the assets or liabilities.

The following tables summarize financial assets and financial liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands):

	Fair Value Measurements at Reporting Date Using:
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities
GSE	$945,782	$—	$945,782	$—
Non-GSE	40,451	—	40,451	—
Corporate bonds	100,657	—	100,657	—
Equities	11,835	11,835	—	—

Total available-for-sale	1,098,725	11,835	1,086,890	—

Trading securities	4,146	4,146	—	—

Total	$1,102,871	$15,981	$1,086,890	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$27,826	$—	$—	$27,826
One- to- four family residential mortgage	2,532	—	—	2,532
Construction and land	1,709	—	—	1,709
Multifamily	1,552	—	—	1,552
Home equity and lines of credit	1,593	—	—	1,593

Total impaired loans	35,212	—	—	35,212

Commercial and industrial loans	462	—	—	462
Other real estate owned	3,359	—	—	3,359

Total	$39,033	$—	$—	$39,033

Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities
GSE	$977,872	$—	$977,872	$—
Non-GSE	97,267	—	97,267	—
Corporate bonds	121,788	—	121,788	—
GSE bonds	35,033	—	35,033	—
Equities	12,353	12,353	—	—

Total available-for-sale	1,244,313	12,353	1,231,960	—

Trading securities	4,095	4,095	—	—

Total	$1,248,408	$16,448	$1,231,960	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$26,951	$—	$—	$26,951
One- to- four family residential mortgage	1,381	—	—	1,381
Construction and land	4,526	—	—	4,526
Multifamily	2,890	—	—	2,890

Total impaired loans	35,748	—	—	35,748

Other real estate owned	171	—	—	171

Total	$35,919	$—	$—	$35,919

Available -for- Sale Securities:    The estimated fair values for mortgage-backed securities, GSE bonds, and corporate securities are obtained from a nationally recognized third-party pricing service. The estimated fair values are derived primarily from cash flow models, which include assumptions for interest rates, credit losses, and prepayment speeds. Broker/dealer quotes are utilized as well when such quotes are available and deemed representative of the market. The significant inputs utilized in the cash flow models are based on market data obtained from sources independent of the Company (observable inputs,) and are therefore classified as Level 2 within the fair value hierarchy. The estimated fair value of equity securities classified as Level 1, are derived from quoted market prices in active markets. Equity securities consist primarily of money market mutual funds. There were no transfers of securities between Level 1 and Level 2 during the year ended December 31, 2011.

Trading Securities:    Fair values are derived from quoted market prices in active markets. The assets consist of publicly traded mutual funds.

In addition, the Company may be required, from time to time, to measure the fair value of certain other financial assets on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. The adjustments to fair value usually result from the application of lower-of-cost-or-market accounting or write downs of individual assets.

Impaired Loans:    At December 31, 2011, and December 31, 2010, the Company had originated impaired loans held-for-investment and held-for-sale with outstanding principal balances of $39.1 million and $38.4 million that were recorded at their estimated fair value of $35.7 million and $35.7 million, respectively. The Company recorded impairment charges of $4.1 million and $2.7 million for the years ended December 31, 2011 and 2010, respectively, and charge-offs of $7.7 million and $3.7 million for the years ended December 31, 2011 and 2010, respectively, utilizing Level 3 inputs. For purposes of estimating fair value of impaired loans, management utilizes independent appraisals, if the loan is collateral dependent, adjusted downward by management, as necessary, for changes in relevant valuation factors subsequent to the appraisal date, or the present value of expected future cash flows for non-collateral dependent loans and troubled debt restructurings.

Other Real Estate Owned:    At December 31, 2011 and 2010, the Company had assets acquired through foreclosure of $3,359,000 and $171,000, respectively, recorded at estimated fair value, less estimated selling costs when acquired, thus establishing a new cost basis. Estimated fair value is generally based on independent appraisals. These appraisals include adjustments to comparable assets based on the appraisers’ market knowledge and experience, and are considered level 3 inputs. When an asset is acquired, the excess of the loan balance over fair value, less estimated selling costs, is charged to the allowance for loan losses. If the estimated fair value of the asset declines, a write-down is recorded through non-interest expense. The valuation of foreclosed assets is subjective in nature and may be adjusted in the future because of changes in the economic conditions.

Subsequent valuation adjustments to other real estate owned (REO) totaled $72,000 and $146,000, for the years ended December 31, 2011 and 2010, reflecting continued deterioration in estimated fair values. There were no subsequent valuation adjustments to other real estate owned for the years ended December 31, 2009. Operating costs after acquisition are expensed.

Fair Value of Financial Instruments

The FASB Accounting Standards Topic for Financial Instruments requires disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring or non-recurring basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above. The following methods and assumptions were used to estimate the fair value of other financial assets and financial liabilities not already discussed above:

(a) Cash, Cash Equivalents, and Certificates of Deposit

Cash and cash equivalents are short-term in nature with original maturities of three months or less; the carrying amount approximates fair value. Certificates of deposits having original terms of six-months or less; carrying value generally approximates fair value. Certificate of deposits with an original maturity of six months or greater the fair value is derived from discounted cash flows.

(b) Securities (Held to Maturity)

The estimated fair values for substantially all of our securities are obtained from an independent nationally recognized pricing service. The independent pricing service utilizes market prices of same or similar securities whenever such prices are available. Prices involving distressed sellers are not utilized in determining fair value. Where necessary, the independent third-party pricing service estimates fair value using models employing techniques such as discounted cash flow analyses. The assumptions used in these models typically include assumptions for interest rates, credit losses, and prepayments, utilizing market observable data where available.

(c) Federal Home Loan Bank of New York Stock

The fair value for Federal Home Loan Bank of New York stock is its carrying value, since this is the amount for which it could be redeemed and there is no active market for this stock.

(d) Loans (Held-for-Investment)

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as originated and purchased, and further segregated by residential mortgage, construction, land, multifamily, commercial and consumer. Each loan category is further segmented into amortizing and non-amortizing and fixed and adjustable rate interest terms and by performing and nonperforming categories. The fair value of loans is estimated by discounting the future cash flows using current prepayment assumptions and current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. This method of estimating fair value does not incorporate the exit price concept of fair value prescribed by the FASB ASC Topic for Fair Value Measurements and Disclosures.

(e) Loans (Held-for-Sale)

Held-for-sale loans are carried at the lower of aggregate cost or estimated fair value, less costs to sell, and therefore fair value is equal to carrying value.

(f) Deposits

The fair value of deposits with no stated maturity, such as non-interest-bearing demand deposits, savings, NOW and money market accounts, is equal to the amount payable on demand. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

(g) Commitments to Extend Credit and Standby Letters of Credit

The fair value of commitments to extend credit and standby letters of credit are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

The fair value of off-balance-sheet commitments is insignificant and therefore not included in the following table.

(h) Borrowings

The fair value of borrowings is estimated by discounting future cash flows based on rates currently available for debt with similar terms and remaining maturity.

(i) Advance Payments by Borrowers

Advance payments by borrowers for taxes and insurance have no stated maturity; the fair value is equal to the amount currently payable.

The estimated fair values of the Company’s significant financial instruments at December 31, 2011, and 2010, are presented in the following table (in thousands):

	December 31,
	2011		2010
	Carrying value	Estimated Fair value	Carrying value	Estimated Fair value
Financial assets:
Cash and cash equivalents	$65,269	$65,269	$43,852	$43,852
Trading securities	4,146	4,146	4,095	4,095
Securities available-for-sale	1,098,725	1,098,725	1,244,313	1,244,313
Securities held-to-maturity	3,617	3,771	5,060	5,273
Federal Home Loan Bank of New York stock, at cost	12,677	12,677	9,784	9,784
Loans held-for-sale	3,900	3,900	1,170	1,170
Net loans held-for-investment	1,047,631	1,081,484	805,772	818,295
Financial liabilities:
Deposits	$1,493,526	$1,499,906	$1,372,842	$1,377,068
Repurchase agreements and other borrowings	481,934	498,774	391,237	403,920
Advance payments by borrowers	2,201	2,201	693	693

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with a high degree of precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on- and off-balance-sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Stock Repurchase Program	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Repurchase Program

Note 8 – Stock Repurchase Program

As of June 30, 2012, the Company has repurchased a total of 5,384,510 shares of its common stock under its prior repurchase plans at an average price of $12.91 per share. The Company announced on June 6, 2012, that it terminated its stock repurchase plan in connection with its adoption of a Plan of Conversion and Reorganization to a fully public company.

(15)	Stock Repurchase Program

On September 9, 2011, the Board of Directors of the Company authorized the continuance of the stock repurchase program. Under its current program, the Company intends to repurchase up to 2,066,379 additional shares, representing approximately 5% of its outstanding shares. The timing of the repurchases will depend on certain factors, including but not limited to, market conditions and prices, the Company’s liquidity and capital requirements, and alternative uses of capital. Any repurchased shares will be held as treasury stock and will be available for general corporate purposes. The Company is conducting such repurchases in accordance with a Rule 10b5-1 trading plan. As of December 31, 2011, the company held 5,114,020 shares in treasury at a weighted average cost of $12.86 per share.

Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share

Note 7 –Earnings Per Share

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of shares outstanding during the period. For purposes of calculating basic earnings per share, weighted average common shares outstanding excludes unallocated employee stock ownership plan (ESOP) shares that have not been committed for release and unvested restricted stock.

Diluted earnings per share is computed using the same method as basic earnings per share, but reflects the potential dilution that could occur if stock options and unvested shares of restricted stock were exercised and converted into common stock. These potentially dilutive shares are included in the weighted average number of shares outstanding for the period using the treasury stock method. When applying the treasury stock method, we add: (1) the assumed proceeds from option exercises; (2) the tax benefit, if any, that would have been credited to additional paid-in capital assuming exercise of non-qualified stock options and vesting of shares of restricted stock; and (3) the average unamortized compensation costs related to unvested shares of restricted stock and stock options. We then divide this sum by our average stock price for the period to calculate assumed shares repurchased. The excess of the number of shares issuable over the number of shares assumed to be repurchased is added to basic weighted average common shares to calculate diluted earnings per share.

The following is a summary of the Company’s earnings per share calculations and reconciliation of basic to diluted earnings per share for the periods indicated (dollars in thousands, except per share data):

	For the three months ended June 30,		For the six months ended June 30,
	2012	2011	2012	2011
Net income available to common stockholders	$3,948	$4,347	$8,896	$9,317

Weighted average shares outstanding-basic	38,512,169	40,599,400	38,579,475	40,848,467
Effect of non-vested restricted stock and stock options outstanding	451,952	381,291	473,643	411,566

Weighted average shares outstanding-diluted	38,964,121	40,980,691	39,053,118	41,260,033

Earnings per share-basic	$0.10	$0.11	$0.23	$0.23
Earnings per share-diluted	$0.10	$0.11	$0.23	$0.23

(16)	Earnings Per Share

The following is a summary of the Company’s earnings per share calculations and reconciliation of basic to diluted earnings per share for the periods indicated (in thousands, except share data):

	December 31,
	2011	2010	2009
Net income available to common stockholders	$16,823	$13,793	$12,074
Weighted average shares outstanding-basic	40,068,991	41,387,106	42,405,774
Effect of non-vested restricted stock and stock options outstanding	446,254	281,900	126,794

Weighted average shares outstanding-diluted	40,515,245	41,669,006	42,532,568
Earnings per share-basic	$0.42	$0.33	$0.28
Earnings per share-diluted	$0.42	$0.33	$0.28

Postponement of Plan of Conversion and Reorganization	12 Months Ended
Dec. 31, 2011
Postponement of Plan of Conversion and Reorganization
(17)	Postponement of Plan of Conversion and Reorganization

On September 30, 2010, Northfield Bancorp, Inc., a federal corporation and the stock holding company for Northfield Bank, announced due to the current market conditions that Northfield Bancorp, Inc., the recently formed Delaware corporation and proposed new holding company for Northfield Bank, had postponed its stock offering in connection with the second-step conversion of Northfield Bancorp, MHC. The Company expensed approximately $1.8 million in costs incurred for the Company’s postponed, second-step offering.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

(18)   Subsequent Events

On February 15, 2012, Northfield Bank, the wholly-owned subsidiary of Northfield Bancorp, Inc., sold the majority of its portfolio of premium finance loans at carrying value, except for $1.7 million of cancelled loans, and $4.3 million of loans originated to obligors residing in states where the purchaser is awaiting approval to own premium finance loans (“Excluded Loans”). At February 15, 2012, the sold loans had a carrying value of approximately $42.0 million. The Excluded Loans will be sold when the purchaser obtains approval to own them with the exception of cancelled loans, which will be held by the Bank until their ultimate resolution, which is generally a payment from the insurance carrier in the amount of the unearned premiums.

On February 22, 2012, Northfield Bancorp, Inc., Northfield Bancorp, MHC, and Northfield Bank were served with a summons and complaint related to a personal injury matter. The plaintiff is seeking damages of $40 million. The matter relates to an injury sustained by an individual on a property owned by a borrower of the Bank, which secures a loan to the Bank. The borrower is named as a co-defendant. The Bank does not operate the subject property or have any interest in the property, other than as collateral for its loan. The discovery phase is forthcoming; however, management believes the lawsuit is without merit. The Bank has $12 million in insurance coverage and the complaint is being defended by the Bank’s insurer. No accrual for loss has been established at December 31, 2011.

On March 13, 2012, Northfield Bancorp, Inc. (“Northfield Bancorp”) and Flatbush Federal Bancorp, Inc. (“Flatbush Federal Bancorp”) announced the execution of an Agreement and Plan of Merger, dated as of March 13, 2012, by and among Northfield Bancorp, MHC, Northfield Bancorp, the Bank and Flatbush Federal Bancorp, MHC, Flatbush Federal Bancorp and Flatbush Federal Savings and Loan Association (the “Merger Agreement”). Under the terms of the Merger Agreement, consideration for the transaction will be comprised of Northfield Bancorp’s common stock. Flatbush Federal Bancorp stockholders will receive 0.4748 of a share of Northfield Bancorp stock for each share of Flatbush Federal Bancorp common stock they own, subject to the terms and conditions of the Merger Agreement. The transactions contemplated by the Merger Agreement are subject to customary closing conditions, including regulatory approvals and approval from the stockholders of Flatbush Federal Bancorp and the members of Flatbush Federal Bancorp, MHC.

Parent-only Financial Information	12 Months Ended
Dec. 31, 2011
Parent-only Financial Information

(19)   Parent-only Financial Information

The following condensed parent company only financial information reflects Northfield Bancorp, Inc.’s investment in its wholly-owned consolidated subsidiary, Northfield Bank, using the equity method of accounting.

Northfield Bancorp, Inc.

Condensed Balance Sheets

	December 31,
	2011	2010
	(in thousands)
Assets
Cash in Northfield Bank	$10,679	$20,929
Interest-earning deposits in other financial institutions	1,558	658
Investment in Northfield Bank	347,427	319,603
Securities available-for-sale (corporate bonds)	5,327	37,472
ESOP loan receivable	14,955	15,392
Accrued interest receivable	95	505
Other assets	2,897	2,392

Total assets	$382,938	$396,951

Liabilities and Stockholders’ Equity
Total liabilities	$288	$234
Total stockholders’ equity	382,650	396,717

Total liabilities and stockholders’ equity	$382,938	$396,951

Northfield Bancorp, Inc.

Condensed Statements of Income

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Interest on ESOP loan	$500	$513	$526
Interest income on deposit in Northfield Bank	78	100	273
Interest income on deposits in other financial institutions	3	31	590
Interest income on corporate bonds	688	1,247	603
Gain on securities transactions, net	227	38	—
Undistributed earnings of Northfield Bank	16,503	14,320	11,521

Total income	17,999	16,249	13,513

Other expenses	952	2,627	1,177
Income tax expense (benefit)	224	(171)	262

Total expense	1,176	2,456	1,439

Net income	$16,823	$13,793	$12,074

Northfield Bancorp, Inc.

Condensed Statements of Cash Flows

	December 31,
	2011	2010	2009
	(in thousands)
Cash flows from operating activities
Net income	$16,823	$13,793	$12,074
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease in accrued interest receivable	410	80	288
Deferred taxes	—	830	1,064
(Decrease) increase in due from (to) Northfield Bank	(478)	396	312
Decrease (increase) in other assets	67	(1,178)	(1,154)
Amortization of premium on corporate bond	521	1,063	527
Gain on securities transactions, net	(227)	(38)	—
Increase in other liabilities	54	100	134
Undistributed earnings of Northfield Bank	(16,503)	(14,320)	(11,521)

Net cash provided by operating activities	667	726	1,724

Cash flows from investing activities
Dividend from Northfield Bank	—	—	14,000
Purchases of corporate bonds	—	—	(50,323)
Maturities of corporate bonds	—	—	4,290
Proceeds from sale of corporate bonds	31,068	12,088	—
Principal payments on ESOP loan receivable	437	406	381
Maturities of certificate of deposits	—	—	30,153

Net cash provided by (used in) investing activities	31,505	12,494	(1,499)

Cash flows from financing activities
Purchase of treasury stock	(37,821)	(8,213)	(19,929)
Dividends paid	(3,701)	(3,308)	(2,963)

Net cash used in financing activities	(41,522)	(11,521)	(22,892)

Net (decrease) increase in cash and cash equivalents	(9,350)	1,699	(22,667)
Cash and cash equivalents at beginning of year	21,587	19,888	42,555

Cash and cash equivalents at end of year	$12,237	$21,587	$19,888

Selected Quarterly Financial Data (Unaudited)

The following tables are a summary of certain quarterly financial data for the years ended December 31, 2011 and 2010:

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
	(Dollars in thousands)
Selected Operating Data:
Interest income	$21,998	$22,438	$22,719	$23,862
Interest expense	6,227	6,609	6,442	6,135

Net interest income	15,771	15,829	16,277	17,727
Provision for loan losses	1,367	1,750	2,000	7,472

Net interest income after provision for loan losses	14,404	14,079	14,277	10,255
Bargain purchase gain, net of tax	—	—	—	3,560
Other income	3,109	2,190	1,240	1,736
Other expenses	9,953	9,584	9,786	12,207

Income before income tax expense	7,560	6,685	5,731	3,344
Income tax expense	2,590	2,338	2,035	(466)

Net income	$4,970	$4,347	$3,696	$3,810

Net income per common share- basis and diluted	$0.12	$0.11	$0.09	$0.10

	2010 Quarter Ended
	March 31	June 30	September 30	December 31
	(Dollars in thousands)
Selected Operating Data:
Interest income	$21,007	$22,032	$21,682	$21,774
Interest expense	6,458	6,115	6,004	5,829

Net interest income	14,549	15,917	15,678	15,945
Provision for loan losses	1,930	2,798	3,398	1,958

Net interest income after provision for loan losses	12,619	13,119	12,280	13,987
Other income	1,723	1,866	1,501	1,752
Other expenses	9,121	8,457	11,171	9,935

Income before income tax expense	5,221	6,528	2,610	5,804
Income tax expense	1,840	2,342	215	1,973

Net income	$3,381	$4,186	$2,395	$3,831

Net income per common share- basis and diluted	$0.08	$0.10	$0.06	$0.09

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation

Note 1 – Basis of Presentation

The consolidated financial statements are comprised of the accounts of Northfield Bancorp, Inc., and its wholly-owned subsidiary, Northfield Bank (the “Bank”), and the Bank’s wholly-owned significant subsidiaries, NSB Services Corp. and NSB Realty Trust (collectively, the “Company”). All significant intercompany accounts and transactions have been eliminated in consolidation.

In the opinion of management, all adjustments (consisting solely of normal and recurring adjustments) necessary for the fair presentation of the consolidated financial condition and the consolidated results of operations for the unaudited periods presented have been included. The results of operations and other data presented for the three and six months ended June 30, 2012, are not necessarily indicative of the results of operations that may be expected for the year ending December 31, 2012. Certain prior year amounts have been reclassified to conform to the current year presentation.

In preparing the unaudited consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”); management has made estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated statements of financial condition and results of operations for the periods indicated. Material estimates that are particularly susceptible to change are: the allowance for loan losses; the evaluation of goodwill and other intangible assets, impairment on investment securities, fair value measurements of assets and liabilities, and income taxes. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the consolidated financial statements in the period they are deemed necessary. While management uses its best judgment, actual amounts or results could differ significantly from those estimates. The current economic environment has increased the degree of uncertainty inherent in these material estimates.

Certain information and note disclosures usually included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for the preparation of interim financial statements. The consolidated financial statements presented should be read in conjunction with the audited consolidated financial statements and notes to consolidated financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2011, of Northfield Bancorp, Inc. as filed with the SEC.

Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2012
Recent Accounting Pronouncements

Note 9 – Recent Accounting Pronouncements

Accounting Standards Update No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements, amends Topic 860 (Transfers and Servicing) where an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements, based on whether or not the transferor has maintained effective control. In the assessment of effective control, Accounting Standard Update 2011-03 has removed the criteria that requires transferors to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. Other criteria applicable to the assessment of effective control have not been changed. This guidance is effective for prospective periods beginning on or after December 15, 2011. Early adoption was prohibited. The adoption of this Accounting Standard Update did not result in a material change to the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The changes to U.S. GAAP as a result of ASU No. 2011-04 are as follows: (1) The concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets (that is, it does not apply to financial assets or any liabilities); (2) U.S. GAAP currently prohibits application of a blockage factor in valuing financial instruments with quoted prices in active markets. ASU No. 2011-04 extends that prohibition to all fair value measurements; (3) An exception is provided to the basic fair value measurement principles for an entity that holds a group of financial assets and financial liabilities with offsetting positions in market risk or counterparty credit risk that are managed on the basis of the entity’s net exposure to either of those risks. This exception allows the entity, if certain criteria are met, to measure the fair value of the net asset or liability position in a manner consistent with how market participants would price the net risk position; (4) Aligns the fair value measurement of instruments classified within an entity’s shareholders’ equity with the guidance for liabilities; and (5) Disclosure requirements have been enhanced for recurring Level 3 fair value measurements to disclose quantitative information about unobservable inputs and assumptions used, to describe the valuation processes used by the entity, and to describe the sensitivity of fair value measurements to changes in unobservable inputs and interrelationships between those inputs. In addition, entities must report the level in the fair value hierarchy of items that are not measured at fair value in the statement of condition but whose fair value must be disclosed. The provisions of ASU No. 2011-04 are effective for the Company’s interim reporting period beginning on or after December 15, 2011. The adoption of ASU No. 2011-04 did not result in a material change to the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” The provisions of ASU No. 2011-05 allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The statement(s) are required to be presented with equal prominence as the other primary financial statements. ASU No. 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” which defers the effective date of the requirement to present separate line items on the income statement for reclassification adjustments of items out of accumulated other comprehensive income into net income. All other requirements in ASU 2011-05 are not affected by this Update. For a public entity, the ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption was permitted. The adoption of these pronouncements resulted in a change to the presentation of the Company’s financial statements but did not have an impact on the Company’s financial condition or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment.” The provisions of ASU No. 2011-08 simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The provisions of ASU No. 2011-05 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU No. 2011-08 is not expected to have a material effect on the Company’s consolidated financial statements. The Company will perform annual testing for goodwill impairment at December 31, 2012.

Other Matters	6 Months Ended
Jun. 30, 2012
Other Matters

Note 10 – Other Matters

On June 6, 2012, the Board of Trustees of Northfield Bancorp, MHC (“MHC”) and the Board of Directors of the Company adopted a Plan of Conversion and Reorganization (the “Plan”). Pursuant to the Plan, the MHC will convert from the mutual holding company form of organization to the fully public form. The MHC will be merged into the Company, and the MHC will no longer exist. The Company will merge into a new Delaware corporation named Northfield Bancorp, Inc. As part of the conversion, the MHC’s ownership interest of the Company will be offered for sale in a public offering. The existing publicly held shares of the Company, which represents the remaining ownership interest in the Company, will be exchanged for new shares of common stock of Northfield Bancorp, Inc., the new Delaware Corporation. The exchange ratio will ensure that immediately after the conversion and public offering, the public shareholders of the Company will own the same aggregate percentage of Northfield Bancorp., Inc. common stock that they owned immediately prior to that time (excluding shares purchased in the stock offering and cash received in lieu of fractional shares). When the conversion and public offering are completed, all of the capital stock of Northfield Bank will be owned by Northfield Bancorp., Inc., the Delaware Corporation.

The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of Northfield Bank in an amount equal to the greater of the MHC’s ownership interest in the retained earnings of the Company as of the date of the latest balance sheet contained in the prospectus or the retained earnings of Northfield Bank at the time it reorganized into the MHC. Following the completion of the conversion, under the rules of the Board of Governors of the Federal Reserve System, Northfield Bank will not be permitted to pay dividends on its capital stock to Northfield Bancorp., Inc., its sole shareholder, if Northfield Bank’s shareholder’s equity would be reduced below the amount of the liquidation accounts. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts.

Additionally, due to recent changes in federal regulations applicable to mutual holding companies relating to the waiver of dividends by parent mutual holding companies, the Board of Directors has determined to delay the payment of any further cash dividends on the Company’s common stock.

Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering. Costs of $402,000 have been incurred related to the conversion as of June 30, 2012.

On February 22, 2012, Northfield Bancorp, Inc., Northfield Bancorp, MHC, and Northfield Bank were served with a summons and complaint related to a personal injury matter. The plaintiff was seeking damages of $40 million. The matter relates to an injury sustained by an individual on a property owned by a borrower of the Bank, which secures a loan to the Bank. The borrower was named as a co-defendant. The Bank does not operate the subject property or have any interest in the property, other than as collateral for its loan. The case was dismissed in federal court on May 23, 2012 due to lack of subject matter jurisdiction and was re-filed in state court on June 21, 2012. Management believes the lawsuit is without merit. The Bank has $12 million in insurance coverage and the complaint is being defended by the Bank’s insurer. No accrual for loss has been established at June 30, 2012.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation

(a)  Basis of Presentation

The consolidated financial statements are comprised of the accounts of Northfield Bancorp, Inc. and its wholly owned subsidiaries, Northfield Investment, Inc. and Northfield Bank (the Bank) and the Bank’s wholly-owned significant subsidiaries, NSB Services Corp. and NSB Realty Trust. All significant intercompany accounts and transactions have been eliminated in consolidation.

Effective July 21, 2011, as a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), the Bank began to be regulated and supervised by the Office of the Comptroller of the Currency and Northfield Bancorp, Inc. began to be regulated and supervised by the Board of Governors of the Federal Reserve System.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheets and revenues and expenses during the reporting periods. Actual results may differ significantly from those estimates and assumptions. A material estimate that is particularly susceptible to significant change in the near term is the allowance for loan losses. In connection with the determination of this allowance, management generally obtains independent appraisals for significant properties. In addition, judgments related to the amount and timing of expected cash flows from purchased credit-impaired loans, goodwill, securities valuation and impairment, and deferred income taxes, involve a higher degree of complexity and subjectivity and require estimates and assumptions about highly uncertain matters. Actual results may differ from the estimates and assumptions.

Certain prior year balances have been reclassified to conform to the current year presentation.

Business

(b)  Business

The Company, through its principal subsidiary, the Bank, provides a full range of banking services primarily to individuals and corporate customers in Richmond and Kings Counties in New York, and Union and Middlesex Counties in New Jersey. The Company is subject to competition from other financial institutions and to the regulations of certain federal and state agencies, and undergoes periodic examinations by those regulatory authorities.

Cash Equivalents

(c)  Cash Equivalents

Cash equivalents consist of cash on hand, due from banks, federal funds sold, and interest-bearing deposits in other financial institutions with an original term of three months or less.

Securities

(d)  Securities

Securities are classified at the time of purchase, based on management’s intention, as securities held-to-maturity, securities available-for-sale, or trading account securities. Securities held-to-maturity are those that management has the positive intent and ability to hold until maturity. Securities held-to-maturity are carried at amortized cost, adjusted for amortization of premiums and accretion of discounts using the level-yield method over the contractual term of the securities, adjusted for actual prepayments. Securities available-for-sale represents all securities not classified as either held-to-maturity or trading. Securities available-for-sale are carried at estimated fair value with unrealized holding gains and losses (net of related tax effects) on such securities excluded from earnings, but included as a separate component of stockholders’ equity, titled “Accumulated other comprehensive income (loss).” The cost of securities sold is determined using the specific-identification method. Security transactions are recorded on a trade-date basis. Trading securities are securities that are bought and may be held for the purpose of selling them in the near term. Trading securities are reported at estimated fair value, with unrealized holding gains and losses reported as a component of gain (loss) on securities transactions, net in non-interest income.

Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent and ability to hold the securities, and our assessments of the reason for the decline in value and the likelihood of a near-term recovery. If a determination is made that a debt security is other-than-temporarily impaired, the Company will estimate the amount of the unrealized loss that is attributable to credit and all other non-credit related factors. The credit related component will be recognized as an other-than-temporary impairment charge in non-interest income. The non-credit related component will be recorded as an adjustment to accumulated other comprehensive income (loss), net of tax. The estimated fair value of debt securities, including mortgage-backed securities and corporate debt obligations is furnished by an independent third party pricing service. The third party pricing service primarily utilizes pricing models and methodologies that incorporate observable market inputs, including among other things, benchmark yields, reported trades, and projected prepayment and default rates. Management reviews the data and assumptions used in pricing the securities by its third party provider for reasonableness.

Loans

(e) Loans

During the fourth quarter of 2011, the Company acquired a loan portfolio, with deteriorated credit quality, from the Federal Deposit Insurance Corporation, herein referred to as purchased credit-impaired loans, and transferred certain loans, previously originated and designated by the Company as held-for-investment, to held-for-sale. The accounting and reporting for these loans differs substantially from those loans originated and classified by the Company as held-for-investment. For purposes of reporting, discussion and analysis, management has classified its loan portfolio into three categories: (1) loans originated by the Company and held-for-sale, which are carried at the lower of aggregate cost or estimated fair value, less costs to sell, and therefore have no associated allowance for loan losses, (2) purchased credit-impaired (PCI) loans, which are held-for-investment, and initially valued at estimated fair value on the date of acquisition, with no initial related allowance for loan losses, and (3) originated loans held-for-investment, which are carried at amortized cost, less net charge-offs and the allowance for loan losses.

Originated net loans held-for-investment are stated at unpaid principal balance, adjusted by unamortized premiums and unearned discounts, deferred origination fees and certain direct origination costs, and the allowance for loan losses. Interest income on loans is accrued and credited to income as earned. Net loan origination fees/costs are deferred and accreted/amortized to interest income over the loan’s contractual life using the level-yield method, adjusted for actual prepayments. Generally, loans held-for-sale are designated at time of origination and routinely consist of newly originated fixed rate residential loans and are recorded at the lower of aggregate cost or estimated fair value in the aggregate. In 2011, the Company transferred from held-for-investment to held-for-sale certain impaired loans. Transfers from held-for-investment are infrequent and occur at fair value less costs to sell, with any charge-off to allowance for loan losses. Gains are recognized on a settlement-date basis and are determined by the difference between the net sales proceeds and the carrying value of the loans, including any net deferred fees or costs.

Originated net loans held-for-investment are deemed impaired when it is probable, based on current information, that the Company will not collect all amounts due in accordance with the contractual terms of the loan agreement. The Company has defined the population of originated impaired loans to be all originated non-accrual loans held-for-investment with an outstanding balance of $500,000 or greater. Originated impaired loans held-for-investment are individually assessed to determine that the loan’s carrying value is not in excess of the expected future cash flows, discounted at the loans original effective interest rate, or the underlying collateral (less estimated costs to sell) if the loan is collateral dependent. Impairments are recognized through a charge to the provision for loan losses for the amount that the loan’s carrying value exceeds the discounted cash flow analysis or estimated fair value of collateral (less estimated costs to sell) if the loan is collateral dependent. Homogeneous loans with balances less than $500,000 are collectively evaluated for impairment.

The allowance for loan losses is increased by the provision for loan losses charged against income and is decreased by charge-offs, net of recoveries. Loan losses are charged-off in the period the loans, or portion thereof, are deemed uncollectible. Generally, the Company will record a loan charge-off (including a partial charge-off) to reduce a loan to the estimated fair value of the underlying collateral, less cost to sell, if it is determined that it is probable that recovery will come primarily from the sale of such collateral. The provision for loan losses is based on management’s evaluation of the adequacy of the allowance which considers, among other things, originated impaired loans held-for-investment, deterioration in PCI loans subsequent to acquisition, past loan loss experience, known and inherent risks in the portfolio, existing adverse situations that may affect the borrower’s ability to repay, and estimated value of any underlying collateral securing loans. Additionally, management evaluates changes, if any, in underwriting standards, collection, charge-off and recovery practices, the nature or volume of the portfolio, lending staff, concentration of loans, as well as current economic conditions, and other relevant factors. Management believes the allowance for loan losses is adequate to provide for probable and reasonably estimable losses at the date of the consolidated balance sheets. The Company also maintains an allowance for estimated losses on off-balance sheet credit risks related to loan commitments and standby letters of credit. Management utilizes a methodology similar to its allowance for loan loss adequacy methodology to estimate losses on these commitments. The allowance for estimated credit losses on off-balance sheet commitments is included in other liabilities and any changes to the allowance are recorded as a component of other non-interest expense.

While management uses available information to recognize probable and reasonably estimable losses on loans, future additions may be necessary based on changes in conditions, including changes in economic conditions, particularly in Richmond and Kings Counties in New York, and Union and Middlesex Counties in New Jersey. Accordingly, as with most financial institutions in the market area, the ultimate collectability of a substantial portion of the Company’s loan portfolio is susceptible to changes in conditions in the Company’s marketplace. In addition, future changes in laws and regulations could make it more difficult for the Company to collect all contractual amounts due on its loans and mortgage-backed securities.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.

Troubled debt restructured loans are those loans whose terms have been modified because of deterioration in the financial condition of the borrower. Modifications could include extension of the terms of the loan, reduced interest rates, and forgiveness of accrued interest and/or principal. Once an obligation has been restructured because of such credit problems, it continues to be considered restructured until paid in full or, if the obligation yields a market rate (a rate equal to the rate the Company was willing to accept at the time of the restructuring for a new loan with comparable risk), until the year subsequent to the year in which the restructuring takes place, provided the borrower has performed under the modified terms for a six-month period. The Company records an impairment charge equal to the difference between the present value of estimated future cash flows under the restructured terms discounted at the original loans effective interest rate, or the underlying collateral value less costs to sell, if the loan is collateral dependent. Changes in present values attributable to the passage of time are recorded as a component of the provision for loan losses.

A loan is considered past due when it is not paid in accordance with its contractual terms. The accrual of income on loans, including originated impaired loans held-for-investment, and other loans in the process of foreclosure, is generally discontinued when a loan becomes 90 days or more delinquent, or when certain factors indicate that the ultimate collection of principal and interest is in doubt. Loans on which the accrual of income has been discontinued are designated as non-accrual loans. All previously accrued interest is reversed against interest income, and income is recognized subsequently only in the period that cash is received, provided no principal payments are due and the remaining principal balance outstanding is deemed collectible. A non-accrual loan is not returned to accrual status until both principal and interest payments are brought current and factors indicating doubtful collection no longer exist, including performance by the borrower under the loan terms for a six-month period.

The Company accounts for the PCI loans acquired as a result of the FDIC-assisted transaction in October 2011 based on expected cash flows (Please see Note 2, “Business Combinations,” for further information regarding the acquisition). This election is in accordance with FASB Accounting Standards Codification (ASC) Topic 310-30, “Loans and Debt Securities Acquired with Deteriorated Credit Quality” (ASC 310-30). In accordance with ASC 310-30, the Company will maintain the integrity of a pool of multiple loans accounted for as a single asset and evaluate the pools for impairment, and accrual status, based on variances from the expected cash flows.

Federal Home Loan Bank Stock

(f)  Federal Home Loan Bank Stock

The Bank, as a member of the Federal Home Loan Bank of New York (the “FHLB”), is required to hold shares of capital stock in the FHLB as a condition to both becoming a member and engaging in certain transactions with the FHLB. The minimum investment requirement is determined by a “membership” investment component and an “activity-based” investment component. The membership investment component is the greater of 0.20% of the Bank’s mortgage-related assets, as defined by the FHLB, or $1,000. The activity-based investment component is equal to 4.5% of the Bank’s outstanding advances with the FHLB. The activity-based investment component also considers other transactions, including assets originated for or sold to the FHLB, and delivery commitments issued by the FHLB. The Company currently does not enter into these other types of transactions with the FHLB.

On a quarterly basis, we perform our other-than-temporary impairment analysis of FHLB stock, we evaluate, among other things, (i) its earnings performance, including the significance of any decline in net assets of the FHLB as compared to the regulatory capital amount of the FHLB, (ii) the commitment by the FHLB to continue dividend payments, and (iii) the liquidity position of the FHLB. We did not consider our investment in FHLB stock to be other-than-temporarily impaired at December 31, 2011.

Premises and Equipment, Net

(g)  Premises and Equipment, Net

Premises and equipment, including leasehold improvements, are carried at cost, less accumulated depreciation and amortization. Depreciation and amortization of premises and equipment, including capital leases, are computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives of significant classes of assets are generally as follows: buildings — forty years; furniture and equipment — five to seven years; and purchased computer software — three years. Leasehold improvements are amortized over the shorter of the term of the related lease or the estimated useful lives of the improvements. Major improvements are capitalized, while repairs and maintenance costs are charged to operations as incurred. Upon retirement or sale, any gain or loss is credited or charged to operations.

Bank Owned Life Insurance

(h)  Bank Owned Life Insurance

The Company has purchased bank owned life insurance contracts to help fund its obligations for certain employee benefit costs. The Company’s investment in such insurance contracts has been reported in the consolidated balance sheets at their cash surrender values. Changes in cash surrender values and death benefit proceeds received in excess of the related cash surrender values are recorded as non-interest income.

Goodwill

(i)  Goodwill

Goodwill is presumed to have an indefinite useful life and is not amortized, but rather is tested, at least annually, for impairment at the reporting unit level. For purposes of the Company’s goodwill impairment testing, management has identified a single reporting unit. The Company uses the quoted market price of its common stock on the impairment testing date as the basis for estimating the fair value of the Company’s reporting unit. If the fair value of the reporting unit exceeds its carrying amount, further evaluation is not necessary. However, if the fair value of the reporting unit is less than its carrying amount, further evaluation is required to compare the implied fair value of the reporting unit’s goodwill to its carrying amount to determine if a write-down of goodwill is required. As of December 31, 2011, the carrying value of goodwill totaled $16.2 million. The Company performed its annual goodwill impairment test, as of December 31, 2011, and determined the fair value of the Company’s single reporting unit to be in excess of its carrying value. Accordingly, as of the annual impairment test date, there was no indication of goodwill impairment. The Company will test goodwill for impairment between annual test dates if an event occurs or circumstances change that would indicate the fair value of the reporting unit is below its carrying amount. No events have occurred and no circumstances have changed since the annual impairment test date that would indicate the fair value of the reporting unit is below its carrying amount.

Income Taxes

(j)  Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the year in which those temporary differences are expected to be recovered or settled. When applicable, deferred tax assets are reduced by a valuation allowance for any portions determined not likely to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest dollar amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit (UTB). The Corporation records income tax-related interest and penalties, if applicable, within income tax expense.

Impairment of Long-Lived Assets

(k)  Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted (and without interest) net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Securities Sold Under Agreements to Repurchase and Other Borrowings

(l)  Securities Sold Under Agreements to Repurchase and Other Borrowings

The Company enters into sales of securities under agreements to repurchase (Repurchase Agreements) and collateral pledge agreements (Pledge Agreements) with selected dealers and banks. Such agreements are accounted for as secured financing transactions since the Company maintains effective control over the transferred or pledged securities and the transfer meets the other accounting and recognition criteria as required by the transfer and servicing topic of the FASB Accounting Standards. Obligations under these agreements are reflected as a liability in the consolidated balance sheets. Securities underlying the agreements are maintained at selected dealers and banks as collateral for each transaction executed and may be sold or pledged by the counterparty. Collateral underlying Repurchase Agreements which permit the counterparty to sell or pledge the underlying collateral is disclosed on the consolidated balance sheets as “encumbered.” The Company retains the right under all Repurchase Agreements and Pledge Agreements to substitute acceptable collateral throughout the terms of the agreement.

Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” The provisions of ASU No. 2011-05 allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The statement(s) are required to be presented with equal prominence as the other primary financial statements. ASU No. 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” which defers the effective date of the requirement to present separate line items on the income statement for reclassification adjustments of items out of accumulated other comprehensive income into net income. All other requirements in ASU 2011-05 are not affected by this Update. For a public entity, the ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption was permitted. The adoption of these pronouncements resulted in a change to the presentation of the Company’s financial statements but did not have an impact on the Company’s financial condition or results of operations.

(m)  Comprehensive Income

Comprehensive income includes net income and the change in unrealized holding gains and losses on securities available-for-sale, change in actuarial gains and losses on other post retirement benefits, and change in service cost on other postretirement benefits, net of taxes. Comprehensive income is presented in the Consolidated Statements of Changes in Stockholders’ Equity.

Employee Benefits

(n)  Employee Benefits

The Company sponsors a defined postretirement benefit plan that provides for medical and life insurance coverage to a limited number of retirees, as well as life insurance to all qualifying employees of the Company. The estimated cost of postretirement benefits earned is accrued during an individual’s estimated service period to the Company. The Company recognizes in its balance sheet the over-funded or under-funded status of a defined benefit postretirement plan measured as the difference between the fair value of plan assets and the benefit obligation at the end of our calendar year. The actuarial gains and losses and the prior service costs and credits that arise during the period are recognized as a component of other comprehensive income, net of tax.

Funds borrowed by the Employee Stock Ownership Plan (ESOP) from the Company to purchase the Company’s common stock are being repaid from the Bank’s contributions over a period of up to 30 years. The Company’s common stock not yet allocated to participants is recorded as a reduction of stockholders’ equity at cost. The Company records compensation expense related to the ESOP at an amount equal to the shares committed to be released by the ESOP multiplied by the average fair value of our common stock during the reporting period.

The Company recognizes the grant-date fair value of stock based awards issued to employees as compensation cost in the consolidated statements of income. The fair value of common stock awards is based on the closing price of our common stock as reported on the NASDAQ Stock Market on the grant date. The expense related to stock options is based on the estimated fair value of the options at the date of the grant using the Black-Scholes pricing model. The awards are fixed in nature and compensation cost related to stock based awards is recognized on a straight-line basis over the requisite service periods.

The Bank has a 401(k) plan covering substantially all employees. Contributions to the plan are expensed as incurred.

Segment Reporting

(o)  Segment Reporting

As a community-focused financial institution, substantially all of the Company’s operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute the Company’s only operating segment for financial reporting purposes.

Net Income per Common Share

(p)  Net Income per Common Share

Net income per common share-basic is computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding, excluding unallocated ESOP shares and unearned common stock award shares. The weighted average common shares outstanding includes the average number of shares of common stock outstanding, including shares held by Northfield Bancorp, MHC and allocated or committed to be released ESOP shares.

Net income per common share-diluted is computed using the same method as basic earnings per share, but reflects the potential dilution that could occur if stock options and unvested shares of restricted stock were exercised and converted into common stock. These potentially dilutive shares are included in the weighted average number of shares outstanding for the period using the treasury stock method. When applying the treasury stock method, we add: (1) the assumed proceeds from option exercises; (2) the tax benefit, if any, that would have been credited to additional paid-in capital assuming exercise of non-qualified stock options and vesting of shares of restricted stock; and (3) the average unamortized compensation costs related to unvested shares of restricted stock and stock options. We then divide this sum by our average stock price for the period to calculate assumed shares repurchased. The excess of the number of shares issuable over the number of shares assumed to be repurchased is added to basic weighted average common shares to calculate diluted earnings per share. At December 31, 2011, 2010, and 2009, there were 446,254, 281,900 and 126,974 dilutive shares outstanding, respectively.

Other Real Estate Owned

(q)  Other Real Estate Owned

Assets acquired through loan foreclosure, or deed-in-lieu of, are held for sale and are initially recorded at estimated fair value less estimated selling costs when acquired, thus establishing a new cost basis. Costs after acquisition are generally expensed. If the estimated fair value of the asset declines, a write-down is recorded through other non-interest expense.

Transfers and Servicing

Accounting Standards Update No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements, amends Topic 860 (Transfers and Servicing) where an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements, based on whether or not the transferor has maintained effective control. In the assessment of effective control, Accounting Standard Update 2011-03 has removed the criteria that requires transferors to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. Other criteria applicable to the assessment of effective control have not been changed. This guidance is effective for prospective periods beginning on or after December 15, 2011. Early adoption was prohibited. The adoption of this Accounting Standard Update did not result in a material change to the Company’s consolidated financial statements.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The changes to U.S. GAAP as a result of ASU No. 2011-04 are as follows: (1) The concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets (that is, it does not apply to financial assets or any liabilities); (2) U.S. GAAP currently prohibits application of a blockage factor in valuing financial instruments with quoted prices in active markets. ASU No. 2011-04 extends that prohibition to all fair value measurements; (3) An exception is provided to the basic fair value measurement principles for an entity that holds a group of financial assets and financial liabilities with offsetting positions in market risk or counterparty credit risk that are managed on the basis of the entity’s net exposure to either of those risks. This exception allows the entity, if certain criteria are met, to measure the fair value of the net asset or liability position in a manner consistent with how market participants would price the net risk position; (4) Aligns the fair value measurement of instruments classified within an entity’s shareholders’ equity with the guidance for liabilities; and (5) Disclosure requirements have been enhanced for recurring Level 3 fair value measurements to disclose quantitative information about unobservable inputs and assumptions used, to describe the valuation processes used by the entity, and to describe the sensitivity of fair value measurements to changes in unobservable inputs and interrelationships between those inputs. In addition, entities must report the level in the fair value hierarchy of items that are not measured at fair value in the statement of condition but whose fair value must be disclosed. The provisions of ASU No. 2011-04 are effective for the Company’s interim reporting period beginning on or after December 15, 2011. The adoption of ASU No. 2011-04 did not result in a material change to the Company’s consolidated financial statements.

Testing Goodwill for Impairment

In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment.” The provisions of ASU No. 2011-08 simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The provisions of ASU No. 2011-05 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU No. 2011-08 is not expected to have a material effect on the Company’s consolidated financial statements. The Company will perform annual testing for goodwill impairment at December 31, 2012.

Business Combination (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Net Assets Acquired and Estimated Fair Value Adjustments

A summary of the net assets acquired and the estimated fair value adjustments resulting in the net gain follows:

October 14, 2011
(in thousands)
Transaction cost basis liabilities in excess of assets	$(3,692)
Receivable from the FDIC	50,502

Net assets acquired before fair value adjustments	46,810
Fair value adjustments:
Loans	(40,506)
Other real estate owned	(1,531)
Core deposit intangible	1,160

Pre-tax bargain purchase gain	5,933
Deferred income tax liability	(2,373)

Net after-tax bargain purchase gain	$3,560

Statement of Assets Acquired and Liabilities Assumed at Estimated Fair Value

STATEMENT OF ASSETS ACQUIRED AND LIABILITIES ASSUMED AT

ESTIMATED FAIR VALUE

October 14, 2011
(in thousands)
Assets
Cash and cash equivalents	$26,947
Receivable from Federal Deposit Insurance Corporation	50,502
Securities available for sale:
Mortgage-backed securities	15,454
Government sponsored enterprise bonds	5,741

Total securities	21,195
Total loans	91,917
Core deposit intangible	1,160
Other real estate owned	1,166
Federal Home Loan Bank of New York stock	265
Other assets	1,495

Total assets acquired	$194,647

Liabilities
Deposits	$188,234
Other liabilities	480
Deferred tax liabilities	2,373

Total liabilities assumed	$191,087

Net assets acquired	$3,560

The Accretable Yield

The following details the accretable yield for the year ended December 31, 2011 (in thousands):

For the Year Ended December 31, 2011
Balance at the beginning of year	$—
Accretable yield at purchase date	43,937
Accretion into interest income	(1,444)
Net reclassification from / (to) non-accretable difference	—

Balance at end of year	$42,493

Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Comparative Summary of Mortgage-Backed Securities And Other Securities Available-for-Sale

The following is a comparative summary of mortgage-backed securities and other securities available-for- sale at June 30, 2012, and December 31, 2011 (in thousands):

	June 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$491,069	$25,079	$105	$516,043
Non-GSE	8,025	—	640	7,385
Real estate mortgage investment conduits (REMICs):
GSE	550,179	5,510	78	555,611
Non-GSE	24,545	1,469	40	25,974

	1,073,818	32,058	863	1,105,013

Other securities:
Equity investments-mutual funds	13,467	36	—	13,503
Corporate bonds	102,189	581	67	102,703

	115,656	617	67	116,206

Total securities available-for-sale	$1,189,474	$32,675	$930	$1,221,219

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Mortgage-backed securities:
Pass-through certificates:
GSE	$490,184	$24,709	$—	$514,893
Non-GSE	8,770	—	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	426,362	4,662	135	430,889
Non-GSE	31,114	1,859	37	32,936

	956,430	31,230	1,427	986,233

Other securities:
Equity investments-mutual funds	11,787	48	—	11,835
Corporate bonds	100,922	358	623	100,657

	112,709	406	623	112,492

Total securities available-for-sale	$1,069,139	$31,636	$2,050	$1,098,725

The following is a comparative summary of mortgage-backed securities and other securities available-for-sale at December 31 (in thousands):

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$490,184	$24,709	$—	$514,893
Non-GSE	8,770	—	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	426,362	4,662	135	430,889
Non-GSE	31,114	1,859	37	32,936

	956,430	31,230	1,427	986,233

Other securities:
Equity investments-mutual funds	11,787	48	—	11,835
Corporate bonds	100,922	358	623	100,657

	112,709	406	623	112,492

Total securities available-for-sale	$1,069,139	$31,636	$2,050	$1,098,725

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$342,316	$13,479	$—	$355,795
Non-GSE	27,801	814	737	27,878
Real estate mortgage investment conduits (REMICs):
GSE	622,582	3,020	3,525	622,077
Non-GSE	65,766	3,674	51	69,389

	1,058,465	20,987	4,313	1,075,139

Other securities:
Equity investments-mutual funds	12,437	31	115	12,353
GSE bonds	34,988	45	—	35,033
Corporate bonds	119,765	2,146	123	121,788

	167,190	2,222	238	169,174

Total securities available-for-sale	$1,225,655	$23,209	$4,551	$1,244,313

Summary of Expected Maturity Distribution of Debt Securities Available-For-Sale, Other Than Mortgage-Backed Securities

The following is a summary of the expected maturity distribution of debt securities available-for-sale, other than mortgage-backed securities, at June 30, 2012 (in thousands):

		Estimated
	Amortized	fair
Available-for-sale	cost	value
Due in one year or less	$45,748	$45,973
Due after one year through five years	56,441	56,730

	$102,189	$102,703

The following is a summary of the expected maturity distribution of debt securities available-for-sale other than mortgage-backed securities at December 31, 2011 (in thousands):

Available-for-sale	Amortized Cost	Estimated Fair Value
Due in one year or less	$30,354	$30,552
Due after one year through five years	70,568	70,105

	$100,922	$100,657

Activity Related to Credit Component Recognized in Earnings on Debt Securities

Activity related to the credit component recognized in earnings on debt securities for which a portion of other-than-temporary impairment was recognized in accumulated other comprehensive income for the three and six months ended June 30, 2012 and 2011, is as follows (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
Balance, beginning of period	$578	$330	$578	$330
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	—	248	—	248

Cumulative pre-tax credit losses, end of period	$578	$578	$578	$578

The following is a rollforward of 2011, 2010, and 2009 activity related to the credit component of other-than-temporary impairment recognized on debt securities in pre-tax earnings, for which a portion of other-than-temporary impairment was recognized in accumulated other comprehensive income (in thousands):

	2011	2010	2009
Balance, beginning of year	$330	$176	$—
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	248	154	176

Cumulative pre-tax credit losses, end of year	$578	$330	$176

Gross Unrealized Losses on Mortgage-backed Securities

Gross unrealized losses on mortgage-backed securities, equity investments, and corporate bonds available-for-sale, and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012, and December 31, 2011, were as follows (in thousands):

	June 30, 2012
	Less than 12 months		12 months or more		Total
	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated
	losses	fair value	losses	fair value	losses	fair value
Mortgage-backed securities:
Pass-through certificates:
GSE	$105	$14,717	$—	$—	$105	$14,717
Non-GSE	—	—	640	7,385	640	7,385
Real estate mortgage investment conduits (REMICs):
GSE	78	100,705	—	—	78	100,705
Non-GSE	—	—	40	735	40	735
Corporate bonds	7	1,858	60	11,534	67	13,392

Total	$190	$117,280	$740	$19,654	$930	$136,934

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated
	losses	fair value	losses	fair value	losses	fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	$307	$2,513	$948	$5,002	$1,255	$7,515
Real estate mortgage investment conduits (REMICs):
GSE	135	54,475	—	—	135	54,475
Non-GSE	—	—	37	842	37	842
Corporate bonds	113	27,523	510	13,132	623	40,655

Total	$555	$84,511	$1,495	$18,976	$2,050	$103,487

Gross unrealized losses on mortgage-backed securities, equity securities, agency bonds, and corporate bonds available-for-sale, and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010, were as follows (in thousands):

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	307	2,513	948	5,002	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	135	54,475	—	—	135	54,475
Non-GSE	—	—	37	842	37	842
Corporate bonds	113	27,523	510	13,132	623	40,655

Total	$555	$84,511	$1,495	$18,976	$2,050	$103,487

	December 31, 2010
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	$—	$—	$737	$10,126	$737	$10,126
Real estate mortgage investment conduits (REMICs):
GSE	3,525	344,971	—	—	3,525	344,971
Non-GSE	—	—	51	1,238	51	1,238
Corporate bonds	123	13,880	—	—	123	13,880
Equity Investments — mutual funds	115	4,884	—	—	115	4,884

Total	$3,763	$363,735	$788	$11,364	$4,551	$375,099

Securities Held-to-Maturity (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Mortgage-Backed Securities Held-to-Maturity

The following is a comparative summary of mortgage-backed securities held-to-maturity at December 31 (in thousands):

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
GSE	$629	$43	$—	$672
Real estate mortgage investment conduits (REMICs):
GSE	2,988	111	—	3,099

Total securities held-to-maturity	$3,617	$154	$—	$3,771

	2010
	Amortized	Gross	Gross	Estimated
Mortgage-backed securities:
Pass-through certificates:
GSE	$854	$45	$—	$899
Real estate mortgage investment conduits (REMICs):
GSE	4,206	168	—	4,374

Total securities held-to-maturity	$5,060	$213	$—	$5,273

Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loans Held-for-Investment

Net loans held-for-investment are as follows (in thousands):

	June 30,	December 31,
	2012	2011
Real estate loans:
Multifamily	$538,251	$458,370
Commercial mortgage	311,256	327,074
One- to- four family residential mortgage	69,781	72,592
Home equity and lines of credit	28,928	29,666
Construction and land	25,497	23,460

Total real estate loans	973,713	911,162

Commercial and industrial loans	13,369	12,710
Insurance premium loans	454	59,096
Other loans	1,616	1,496

Total commercial and industrial, insurance premium, and other loans	15,439	73,302

Deferred loan cost, net	1,685	1,481

Originated loans held-for-investment, net	990,837	985,945
PCI Loans	82,111	88,522

Loans held for investmement, net	1,072,948	1,074,467
Allowance for loan losses	(27,042)	(26,836)

Net loans held-for-investment	$1,045,906	$1,047,631

Loans held-for-investment, net, consists of the following at December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
Originated Loans:
Real estate loans:
Multifamily	$458,370	$283,588
Commercial mortgage	327,074	339,321
One- to- four family residential mortgage	72,592	78,032
Home equity and lines of credit	29,666	28,125
Construction and land	23,460	35,054

Total real estate loans	911,162	764,120

Commercial and industrial loans	12,710	17,020
Insurance premium loans	59,096	44,517
Other loans	1,496	1,062

Total commercial and industrial, insurance premium, and other loans	73,302	62,599

Deferred loan cost, net	1,481	872

Originated loans, net	985,945	827,591
PCI loans	88,522	—

Loans held-for-investment, net	1,074,467	827,591
Allowance for loan losses	(26,836)	(21,819)

Net loans held-for-investment	$1,047,631	$805,772

Activity in the Allowance for Loan Losses

Activity in the allowance for loan losses is as follows (in thousands):

	At or for the
	six months ended
	June 30,
	2012	2011
Beginning balance	$26,836	$21,819
Provision for loan losses	1,159	3,117
Charge-offs, net	(953)	(1,416)

Ending balance	$27,042	$23,520

A summary of changes in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009 follows (in thousands):

	December 31,
	2011	2010	2009
Balance at beginning of year	$21,819	$15,414	$8,778
Provision for loan losses	12,589	10,084	9,038
Recoveries	108	20	—
Charge-offs	(7,680)	(3,699)	(2,402)

Balance at end of year	$26,836	$21,819	$15,414

Allowance for Loan Losses and the Loans Receivable by Portfolio Segment and Based on Impairment Method

The following tables also detail the amount of originated loans held-for-investment, net of deferred loan fees and costs, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan portfolio segment, as of June 30, 2012 and December 31, 2011 (in thousands).

	At June 30, 2012
	Real Estate
	Multifamily	Commercial	One -to- Four Family	Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$6,772	$14,120	$967	$1,189	$418	$2,035	$186	$40	$1,109	$26,836
Charge-offs	—	(655)	—	(43)	(3)	(90)	(198)	(3)	—	(992)
Recoveries	—	15	—	—	—	24	—	—	—	39
Provisions	360	539	(330)	(119)	146	227	52	9	275	1,159

Ending Balance	$7,132	$14,019	$637	$1,027	$561	$2,196	$40	$46	$1,384	$27,042

Ending balance: individually evaluated for impairment	$343	$2,709	$12	$—	$132	$1,468	$—	$—	$—	$4,664

Ending balance: collectively evaluated for impairment	$6,789	$11,310	$625	$1,027	$429	$728	$40	$46	$1,384	$22,378

Originated loans, net:
Ending Balance	$539,452	$311,386	$69,858	$25,514	$29,168	$13,389	$454	$1,616	$—	$990,837

Ending balance: individually evaluated for impairment	$2,927	$44,844	$785	$—	$1,954	$5,617	$—	$—	$—	$56,127

Ending balance: collectively evaluated for impairment	$536,525	$266,542	$69,073	$25,514	$27,214	$7,772	$454	$1,616	$—	$934,710

	At December 31, 2011
	Real Estate
	Multifamily	Commercial	One -to- Four Family	Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$5,137	$12,654	$570	$1,855	$242	$719	$111	$28	$503	$21,819
Charge-offs	(718)	(5,398)	(101)	(693)	(62)	(638)	(70)	—	—	(7,680)
Recoveries	—	55	—	—	—	23	30	—	—	108
Provisions	2,353	6,809	498	27	238	1,931	115	12	606	12,589

Ending Balance	$6,772	$14,120	$967	$1,189	$418	$2,035	$186	$40	$1,109	$26,836

Ending balance: individually evaluated for impairment	$338	$1,895	$408	$—	$30	$1,393	$—	$—	$—	$4,064

Ending balance: collectively evaluated for impairment	$6,434	$12,225	$559	$1,189	$388	$642	$186	$40	$1,109	$22,772

Originated loans, net:
Ending balance	$459,434	$327,141	$72,679	$23,478	$29,906	$12,715	$59,096	$1,496	$—	$985,945

Ending balance: individually evaluated for impairment	$2,945	$43,448	$2,532	$1,709	$1,593	$2,043	$—	$—	$—	$54,270

Ending balance: collectively evaluated for impairment	$456,489	$283,693	$70,147	$21,769	$28,313	$10,672	$59,096	$1,496	$—	$931,675

The following table sets forth activity in our allowance for loan losses, by loan type, for the years ended December 31, 2011 and 2010. The following table also details the amount of originated loans receivable held-for-investment, net of deferred loan fees and costs, that are evaluated individually, and collectively, for impairment, and the related portion of allowance for loan losses that is allocated to each loan portfolio segment (in thousands).

	December 31, 2011
	Real Estate
	Commercial	One-to- Four Family	Construction and Land	Multifamily	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$12,654	$570	$1,855	$5,137	$242	$719	$111	$28	$503	$21,819
Charge-offs	(5,398)	(101)	(693)	(718)	(62)	(638)	(70)	—	—	(7,680)
Recoveries	55	—	—	—	—	23	30	—	—	108
Provisions	6,809	498	27	2,353	238	1,931	115	12	606	12,589

Ending Balance	$14,120	$967	$1,189	$6,772	$418	$2,035	$186	$40	$1,109	$26,836

Ending balance: individually evaluated for impairment	$1,895	$408	$—	$338	$30	$1,393	$—	$—	$—	$4,064

Ending balance: collectively evaluated for impairment	$12,225	$559	$1,189	$6,434	$388	$642	$186	$40	$1,109	$22,772

Originated loans, net:
Ending Balance	$327,141	$72,679	$23,478	$459,434	$29,906	$12,715	$59,096	$1,496	$—	$985,945

Ending balance: individually evaluated for impairment	$43,448	$2,532	$1,709	$2,945	$1,593	$2,043	$—	$—	$—	$54,270

Ending balance: collectively evaluated for impairment	$283,693	$70,147	$21,769	$456,489	$28,313	$10,672	$59,096	$1,496	$—	$931,675

	December 31, 2010
	Real Estate
	Commercial	One-to- Four Family	Construction and Land	Multifamily	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$8,403	$163	$2,409	$1,866	$210	$1,877	$101	$34	$351	$15,414
Charge-offs	(987)	—	(443)	(2,132)	—	(36)	(101)	—	—	(3,699)
Recoveries	—	—	—	—	—	—	20	—	—	20
Provisions	5,238	407	(111)	5,403	32	(1,122)	91	(6)	152	10,084

Ending Balance	$12,654	$570	$1,855	$5,137	$242	$719	$111	$28	$503	$21,819

Ending balance: individually evaluated for impairment	$2,129	$369	$36	$121	$—	$—	$—	$—	$—	$2,655

Ending balance: collectively evaluated for impairment	$10,525	$201	$1,819	$5,016	$242	$719	$111	$28	$503	$19,164

Originated loans, net:
Ending balance	$339,259	$78,109	$35,077	$284,199	$28,337	$17,032	$44,517	$1,061	$—	$827,591

Ending balance: individually evaluated for impairment	$51,324	$1,750	$4,562	$5,083	$—	$500	$—	$—	$—	$63,219

Ending balance: collectively evaluated for impairment	$287,935	$76,359	$30,515	$279,116	$28,337	$16,532	$44,517	$1,061	$—	$764,372

Investment of Originated Loans Held-for-Investment, Net of Deferred Fees and Costs, by Loan Type and Credit Quality Indicator

The following tables detail the recorded investment of originated loans held-for-investment, net of deferred fees and costs, by loan type and credit quality indicator at June 30, 2012, and December 31, 2011 (in thousands).

	At June 30, 2012
	Real Estate
	Multifamily		Commercial		One- to Four-Family		Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	<35% LTV	=>35% LTV	<35% LTV	=>35% LTV	<60% LTV	=>60% LTV
Internal Risk Rating
Pass	$23,107	$495,344	$32,491	$204,788	$35,291	$28,723	$15,938	$26,790	$9,465	$444	$1,616	$873,997
Special Mention	123	13,456	562	25,090	1,546	389	4,228	676	569	3	—	46,642
Substandard	517	6,905	1,711	46,744	852	3,057	5,348	1,702	3,355	7	—	70,198

Total Loans Receivable, net	$23,747	$515,705	$34,764	$276,622	$37,689	$32,169	$25,514	$29,168	$13,389	$454	$1,616	$990,837

	At December 31, 2011
	Real Estate
	Multifamily		Commercial		One- to Four-Family		Construction and Land	Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	<35% LTV	=>35% LTV	<35% LTV	=>35% LTV	<60% LTV	=>60% LTV
Internal Risk Rating
Pass	$23,595	$419,433	$30,478	$214,120	$39,808	$27,806	$17,229	$27,751	$8,761	$58,817	$1,496	$869,294
Special Mention	—	11,989	624	23,271	1,730	—	631	389	1,118	142	—	39,894
Substandard	555	3,862	2,027	56,621	821	2,514	5,618	1,766	2,836	137	—	76,757

Total Loans Receivable, net	$24,150	$435,284	$33,129	$294,012	$42,359	$30,320	$23,478	$29,906	$12,715	$59,096	$1,496	$985,945

The following table details the recorded investment of originated loans receivable held-for-investment, net of deferred fees and costs, by loan type and credit quality indicator at December 31, 2011 and 2010 (in thousands).

	At December 31, 2011
	Real Estate
	Commercial		One- to Four-Family		Construction and Land	Multifamily		Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	< 35% LTV	=> 35% LTV	< 60% LTV	=> 60% LTV		< 35% LTV	=> 35% LTV
Internal Risk Rating
Pass	$30,478	$214,120	$39,808	$27,806	$17,229	$23,595	$419,433	$27,751	$8,761	$58,817	$1,496	$869,294
Special Mention	624	23,271	1,730	—	631	—	11,989	389	1,118	142	—	39,894
Substandard	2,027	56,621	821	2,514	5,618	555	3,862	1,766	2,836	137	—	76,757

Total Loans Receivable, net	$33,129	$294,012	$42,359	$30,320	$23,478	$24,150	$435,284	$29,906	$12,715	$59,096	$1,496	$985,945

	At December 31, 2010
	Real Estate
	Commercial		One- to Four-Family		Construction and Land	Multifamily		Home Equity and Lines of Credit	Commercial and Industrial	Insurance Premium	Other	Total
	< 35% LTV	=> 35% LTV	< 60% LTV	=> 60% LTV		< 35% LTV	=> 35% LTV
Internal Risk Rating
Pass	$24,826	$248,759	$49,928	$22,247	$24,767	$18,880	$256,948	$28,042	$14,110	$44,149	$1,061	$733,717
Special Mention	1,613	12,108	1,206	1,750	1,128	—	5,233	55	776	239	—	24,108
Substandard	1,385	50,568	623	2,355	9,182	504	2,634	240	2,146	129	—	69,766

Total Loans Receivable, net	$27,824	$311,435	$51,757	$26,352	$35,077	$19,384	$264,815	$28,337	$17,032	$44,517	$1,061	$827,591

Estimated Expected Future Cash Flows of Each PCI Loan Pool

At June 30, 2012, expected future cash flows of each PCI loan pool were consistent with those estimated at its purchase date.

	At June 30, 2012
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$—	$—	$—	$—	$4	$4
Substandard	353	—	1,358	1,711	—	1,711

Total	353	—	1,358	1,711	4	1,715
LTV => 35%
Special Mention	—	—	—	—	—	—
Substandard	14,595	464	8,608	23,667	—	23,667

Total	14,595	464	8,608	23,667	—	23,667

Total commercial	14,948	464	9,966	25,378	4	25,382

One-to-four family residential
LTV < 60%
Special Mention	—	20	327	347	37	384
Substandard	50	207	—	257	—	257

Total	50	227	327	604	37	641
LTV => 60%
Substandard	234	692	130	1,056	253	1,309

Total	234	692	130	1,056	253	1,309

Total one-to-four family residential	284	919	457	1,660	290	1,950

Construction and land Substandard	1,861	—	—	1,861	—	1,861

Total construction and land	1,861	—	—	1,861	—	1,861

Multifamily
LTV < 35%
Substandard	517	—	—	517	—	517

Total	517	—	—	517	—	517
LTV => 35%
Substandard	—	—	1,899	1,899	71	1,970

Total	—	—	1,899	1,899	71	1,970

Total multifamily	517	—	1,899	2,416	71	2,487

Home equity and lines of credit Substandard	—	100	1,602	1,702	—	1,702

Total home equity and lines of credit	—	100	1,602	1,702	—	1,702

Commercial and industrial loans Substandard	541	—	724	1,265	—	1,265

Total commercial and industrial loans	541	—	724	1,265	—	1,265

Insurance premium loans—substandard	—	—	7	7	—	7

Total insurance premium loans	—	—	7	7	—	7

Other loans
Pass	—	—	—	—	59	59

Total other loans	—	—	—	—	59	59

Total loans-held-for-investmet	18,151	1,483	14,655	34,289	424	34,713

Loans held-for-sale:
Commercial and industrial loans Substandard	—	—	80	80	—	80

Total commercial and industrial loans	—	—	80	80	—	80

Total loans held-for-sale	—	—	80	80	—	80

Total non-performing loans	$18,151	$1,483	$14,735	$34,369	$424	$34,793

	At December 31, 2011
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non-Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	—	—	—	—	13	13
Substandard	$404	$—	$1,360	$1,764	$—	$1,764

Total	404	—	1,360	1,764	13	1,777
LTV => 35%
Special Mention	876	—	1,020	1,896	—	1,896
Substandard	14,657	3,438	10,559	28,654	—	28,654

Total	15,533	3,438	11,579	30,550	—	30,550

Total commercial	15,937	3,438	12,939	32,314	13	32,327

One-to-four family residential
LTV < 60%
Special Mention	—	23	335	358	—	358
Substandard	210	—	198	408	—	408

Total	210	23	533	766	—	766
LTV => 60%
Substandard	—	572		572	—	572

Total	—	572	—	572	—	572

Total one-to-four family residential	210	595	533	1,338	—	1,338

Construction and land
Special Mention	—	—	—	—		—
Substandard	1,709	—	—	1,709	—	1,709

Total construction and land	1,709	—	—	1,709	—	1,709

Multifamily
LTV < 35%
Substandard	523	—	—	523	—	523

Total	523	—	—	523	—	523
LTV => 35%
Substandard	—	—	1,179	1,179	72	1,251

Total	—	—	1,179	1,179	72	1,251

Total multifamily	523	—	1,179	1,702	72	1,774

Home equity and lines of credit Substandard	102	—	1,664	1,766		1,766

Total home equity and lines of credit	102	—	1,664	1,766	—	1,766

Commercial and industrial loans
Special Mention	—	—	724	724	—	724
Substandard	553	—	90	643	—	643

Total commercial and industrial loans	553	—	814	1,367	—	1,367

Insurance premium loans—substandard	—	—	137	137	—	137

Total insurance premium loans	—	—	137	137	—	137

Total loans-held-for-investmet	19,034	4,033	17,266	40,333	85	40,418

Loans held-for-sale:
Commercial
LTV < 35%
Substandard	—	—	263	263	—	263

Total	—	—	263	263	—	263
LTV => 35%
Substandard	458	175	1,449	2,082	—	2,082

Total	458	175	1,449	2,082	—	2,082

Total commercial	458	175	1,712	2,345	—	2,345

Construction and land Substandard	—	—	422	422	—	422

Total construction and land	—	—	422	422	—	422

Multifamily
LTV < 35%
Substandard	—	—	32	32	—	32

Total	—	—	32	32	—	32
LTV => 35%
Substandard	—	—	441	441	—	441

Total	—	—	441	441	—	441

Total multifamily	—	—	473	473	—	473

Commercial and industrial loans Substandard	—	—	208	208	—	208

Total commercial and industrial loans	—	—	208	208	—	208

Total loans held-for-sale	458	175	2,815	3,448	—	3,448

Total non-performing loans	$19,492	$4,208	$20,081	$43,781	$85	$43,866

The following table sets forth the detail, and delinquency status, of non-performing loans (non-accrual loans and loans past due ninety days or more and still accruing), net of deferred fees and costs, at December 31, 2011 and 2010 (in thousands) excluding PCI loans which have been segregated into pools in accordance with ASC Subtopic 310-30. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

	At December 31, 2011
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$—	$—	$—	$—	$13	$13
Substandard	404	—	1,360	1,764	—	1,764

Total	404	—	1,360	1,764	13	1,777
LTV => 35%
Special Mention	876	—	1,020	1,896	—	1,896
Substandard	14,657	3,438	10,559	28,654	—	28,654

Total	15,533	3,438	11,579	30,550	—	30,550

Total commercial	15,937	3,438	12,939	32,314	13	32,327

One-to-four family residential
LTV < 60%
Special Mention	—	23	335	358	—	358
Substandard	210	—	198	408	—	408

Total	210	23	533	766	—	766
LTV => 60%
Substandard	—	572		572	—	572

Total	—	572	—	572	—	572

Total one-to-four family residential	210	595	533	1,338	—	1,338

Construction and land
Special Mention	—	—	—	—		—
Substandard	1,709	—	—	1,709	—	1,709

Total construction and land	1,709	—	—	1,709	—	1,709

Multifamily
LTV < 35%
Substandard	523	—	—	523	—	523

Total	523	—	—	523	—	523
LTV => 35%
Substandard	—	—	1,179	1,179	72	1,251

Total	—	—	1,179	1,179	72	1,251

Total multifamily	523	—	1,179	1,702	72	1,774

Home equity and lines of credit — Substandard	102	—	1,664	1,766		1,766

Total home equity and lines of credit	102	—	1,664	1,766	—	1,766

Commercial and industrial loans
Special Mention	—	—	724	724	—	724
Substandard	553	—	90	643	—	643

Total commercial and industrial loans	553	—	814	1,367	—	1,367

Insurance premium loans — Substandard	—	—	137	137	—	137

Total insurance premium loans	—	—	137	137	—	137

Total loans-held-for-investmet	19,034	4,033	17,266	40,333	85	40,418

Loans held-for-sale:
Commercial
LTV < 35%
Substandard	—	—	263	263	—	263

Total	—	—	263	263	—	263
LTV => 35%
Substandard	458	175	1,449	2,082	—	2,082

Total	458	175	1,449	2,082	—	2,082

Total commercial	458	175	1,712	2,345	—	2,345

Construction and land
Substandard	—	—	422	422	—	422

Total construction and land	—	—	422	422	—	422

Multifamily
LTV < 35%
Substandard	—	—	32	32	—	32

Total	—	—	32	32	—	32
LTV => 35%
Substandard	—	—	441	441	—	441

Total	—	—	441	441	—	441

Total multifamily	—	—	473	473	—	473

Commercial and industrial loans
Substandard	—	—	208	208	—	208

Total commercial and industrial loans	—	—	208	208	—	208

Total loans held-for-sale	458	175	2,815	3,448	—	3,448

Total non-performing loans	$19,492	$4,208	$20,081	$43,781	$85	$43,866

	At December 31, 2010
	Non-Accruing Loans
	0-29 Days Past Due	30-89 Days Past Due	90 Days or More Past Due	Total	90 Days or More Past Due and Accruing	Total Non- Performing Loans
Real estate loans:
Commercial
LTV < 35%
Special Mention	$29	$—	$—	$29	$—	$29

Total	29	—	—	29	—	29
LTV => 35%
Substandard	13,650	15,050	17,659	46,359	—	46,359

Total	13,650	15,050	17,659	46,359	—	46,359

Total commercial	13,679	15,050	17,659	46,388	—	46,388

One-to-four family residential
LTV < 60%
Special Mention	—	179	99	278	86	364
Substandard	135	—	197	332	291	623

Total	135	179	296	610	377	987
LTV => 60%
Substandard	—	591	74	665	731	1,396

Total	—	591	74	665	731	1,396

Total one-to-four family residential	135	770	370	1,275	1,108	2,383

Construction and land
Special Mention	—	—	—	—	404	404
Substandard	2,152	1,860	1,110	5,122	—	5,122

Total construction and land	2,152	1,860	1,110	5,122	404	5,526

Multifamily
LTV < 35%
Substandard	—	504	—	504	—	504

Total	—	504	—	504	—	504
LTV => 35%
Special Mention	1,824	—	—	1,824	—	1,824
Substandard	—	423	2,112	2,535	—	2,535

Total	1,824	423	2,112	4,359	—	4,359

Total multifamily	1,824	927	2,112	4,863	—	4,863

Home equity and lines of credit
Substandard	—	—	181	181	59	240

Total home equity and lines of credit	—	—	181	181	59	240

Commercial and industrial loans
Pass	—	—	—	—	38	38
Special Mention	—	—	100	100	—	100
Substandard	—	267	956	1,223	—	1,223

Total commercial and industrial loans	—	267	1,056	1,323	38	1,361

Insurance premium loans — substandard	—	—	129	129	—	129

Total insurance premium loans	—	—	129	129	—	129

Total non-performing loans	$17,790	$18,874	$22,617	$59,281	$1,609	$60,890

Detail and Delinquency Status of Originated Loans Held-for-Investment, Net of Deferred Fees and Costs, by Performing and Non-Performing Loans

The following tables set forth the detail and delinquency status of originated loans held-for-investment, net of deferred fees and costs, by performing and non-performing loans at June 30, 2012 and December 31, 2011 (in thousands).

	At June 30, 2012
	Performing (Accruing) Loans
	0-29 Days Past Due	30-89 Days Past Due	Total	Non-Performing Loans	Total Loans Receivable, net
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Pass	$32,491	$—	$32,491	$—	$32,491
Special Mention	558	—	558	4	562
Substandard	—	—	—	1,711	1,711

Total	33,049	—	33,049	1,715	34,764
LTV > 35%
Pass	202,767	2,021	204,788	—	204,788
Special Mention	25,090	—	25,090	—	25,090
Substandard	18,600	4,477	23,077	23,667	46,744

Total	246,457	6,498	252,955	23,667	276,622

Total commercial	279,506	6,498	286,004	25,382	311,386

One-to-four family residential
LTV < 60%
Pass	34,807	484	35,291	—	35,291
Special Mention	718	444	1,162	384	1,546
Substandard	125	470	595	257	852

Total	35,650	1,398	37,048	641	37,689
LTV > 60%
Pass	27,016	1,707	28,723	—	28,723
Special Mention	389	—	389	—	389
Substandard	1,748	—	1,748	1,309	3,057

Total	29,153	1,707	30,860	1,309	32,169

Total one-to-four family residential	64,803	3,105	67,908	1,950	69,858

Construction and land
Pass	15,938	—	15,938	—	15,938
Special Mention	4,228	—	4,228	—	4,228
Substandard	3,487	—	3,487	1,861	5,348

Total construction and land	23,653	—	23,653	1,861	25,514

Multifamily
LTV < 35%
Pass	22,964	143	23,107	—	23,107
Special Mention	123	—	123	—	123
Substandard	—	—	—	517	517

Total	23,087	143	23,230	517	23,747
LTV > 35%
Pass	495,344	—	495,344	—	495,344
Special Mention	11,739	1,717	13,456	—	13,456
Substandard	4,595	340	4,935	1,970	6,905

Total	511,678	2,057	513,735	1,970	515,705

Total multifamily	534,765	2,200	536,965	2,487	539,452

Home equity and lines of credit
Pass	26,790	—	26,790	—	26,790
Special Mention	583	93	676	—	676
Substandard	—	—	—	1,702	1,702

Total home equity and lines of credit	27,373	93	27,466	1,702	29,168

Commercial and industrial loans
Pass	9,465	—	9,465	—	9,465
Special Mention	471	98	569	—	569
Substandard	2,090	—	2,090	1,265	3,355

Total commercial and industrial loans	12,026	98	12,124	1,265	13,389

Insurance premium loans
Pass	358	86	444	—	444
Special Mention	—	3	3	—	3
Substandard	—	—	—	7	7

Total insurance premium loans	358	89	447	7	454

Other loans
Pass	1,520	37	1,557	59	1,616

Total other loans	1,520	37	1,557	59	1,616

	$944,004	$12,120	$956,124	$34,713	$990,837

	At December 31, 2011
	Performing (Accruing) Loans
	0-29 Days Past Due	30-89 Days Past Due	Total	Non-Performing Loans	Total Loans Receivable, net
Real estate loans:
Commercial
LTV < 35%
Pass	$30,478	$—	$30,478	$—	$30,478
Special Mention	611	—	611	13	624
Substandard	—	—	—	1,764	1,764

Total	31,089	—	31,089	1,777	32,866
LTV > 35%
Pass	215,123	1,342	216,465	—	216,465
Special Mention	20,796	579	21,375	1,896	23,271
Substandard	19,402	6,483	25,885	28,654	54,539

Total	255,321	8,404	263,725	30,550	294,275

Total commercial	286,410	8,404	294,814	32,327	327,141

One-to-four family residential
LTV < 60%
Pass	39,420	388	39,808	—	39,808
Special Mention	974	398	1,372	358	1,730
Substandard	129	284	413	408	821

Total	40,523	1,070	41,593	766	42,359
LTV > 60%
Pass	26,618	1,188	27,806	—	27,806
Special Mention	—	—	—	—	—
Substandard	1,942	—	1,942	572	2,514

Total	28,560	1,188	29,748	572	30,320

Total one-to-four family residential	69,083	2,258	71,341	1,338	72,679

Construction and land
Pass	14,610	3,041	17,651	—	17,651
Special Mention	631	—	631	—	631
Substandard	3,487	—	3,487	1,709	5,196

Total construction and land	18,728	3,041	21,769	1,709	23,478

Multifamily
LTV < 35%
Pass	23,595	—	23,595	—	23,595
Substandard	—	—	—	523	523

Total	23,595	—	23,595	523	24,118
LTV > 35%
Pass	416,453	3,453	419,906	—	419,906
Special Mention	10,526	1,463	11,989	—	11,989
Substandard	618	1,552	2,170	1,251	3,421

Total	427,597	6,468	434,065	1,251	435,316

Total multifamily	451,192	6,468	457,660	1,774	459,434

Home equity and lines of credit
Pass	27,721	30	27,751	—	27,751
Special Mention	389	—	389	—	389
Substandard	—	—	—	1,766	1,766

Total home equity and lines of credit	28,110	30	28,140	1,766	29,906

Commercial and industrial loans
Pass	8,887	82	8,969	—	8,969
Special Mention	269	125	394	724	1,118
Substandard	1,985	—	1,985	643	2,628

Total commercial and industrial loans	11,141	207	11,348	1,367	12,715

Insurance premium loans
Pass	58,391	426	58,817	—	58,817
Special Mention	—	142	142	—	142
Substandard	—	—	—	137	137

Total insurance premium loans	58,391	568	58,959	137	59,096

Other loans
Pass	1,405	91	1,496	—	1,496

Total other loans	1,405	91	1,496	—	1,496

	$924,460	$21,067	$945,527	$40,418	$985,945

The following table sets forth the detail and delinquency status of originated loans receivable held-for-investment, net of deferred fees and costs, by performing and non-performing loans at December 31, 2011 and 2010 (in thousands).

	December 31, 2011
	Performing (Accruing) Loans			Non- Performing Loans
	0-29 Days Past Due	30-89 Days Past Due	Total		Total Loans Receivable, net
Loans held-for-investment:
Real estate loans:
Commercial
LTV < 35%
Pass	$30,478	$—	$30,478	$—	$30,478
Special Mention	611	—	611	13	624
Substandard	—	—	—	1,764	1,764

Total	31,089	—	31,089	1,777	32,866
LTV > 35%
Pass	215,123	1,342	216,465	—	216,465
Special Mention	20,796	579	21,375	1,896	23,271
Substandard	19,402	6,483	25,885	28,654	54,539

Total	255,321	8,404	263,725	30,550	294,275

Total commercial	286,410	8,404	294,814	32,327	327,141

One-to-four family residential
LTV < 60%
Pass	39,420	388	39,808	—	39,808
Special Mention	974	398	1,372	358	1,730
Substandard	129	284	413	408	821

Total	40,523	1,070	41,593	766	42,359
LTV > 60%
Pass	26,618	1,188	27,806	—	27,806
Special Mention	—	—	—	—	—
Substandard	1,942	—	1,942	572	2,514

Total	28,560	1,188	29,748	572	30,320

Total one-to-four family residential	69,083	2,258	71,341	1,338	72,679

Construction and land
Pass	14,610	3,041	17,651	—	17,651
Special Mention	631	—	631	—	631
Substandard	3,487	—	3,487	1,709	5,196

Total construction and land	18,728	3,041	21,769	1,709	23,478

Multifamily
LTV < 35%
Pass	23,595	—	23,595	—	23,595
Substandard	—	—	—	523	523

Total	23,595	—	23,595	523	24,118
LTV > 35%
Pass	416,453	3,453	419,906	—	419,906
Special Mention	10,526	1,463	11,989	—	11,989
Substandard	618	1,552	2,170	1,251	3,421

Total	427,597	6,468	434,065	1,251	435,316

Total multifamily	451,192	6,468	457,660	1,774	459,434

Home equity and lines of credit
Pass	27,721	30	27,751	—	27,751
Special Mention	389	—	389	—	389
Substandard	—	—	—	1,766	1,766

Total home equity and lines of credit	28,110	30	28,140	1,766	29,906

Commercial and industrial loans
Pass	8,887	82	8,969	—	8,969
Special Mention	269	125	394	724	1,118
Substandard	1,985	—	1,985	643	2,628

Total commercial and industrial loans	11,141	207	11,348	1,367	12,715

Insurance premium loans
Pass	58,391	426	58,817	—	58,817
Special Mention	—	142	142	—	142
Substandard	—	—	—	137	137

Total insurance premium loans	58,391	568	58,959	137	59,096

Other loans
Pass	1,405	91	1,496	—	1,496

Total other loans	1,405	91	1,496	—	1,496

	$924,460	$21,067	$945,527	$40,418	$985,945

	December 31, 2010
	Performing (Accruing) Loans			Non- Performing Loans
	0-29 Days Past Due	30-89 Days Past Due	Total		Total Loans Receivable, net
Real estate loans:
Commercial
LTV < 35%
Pass	$24,823	$3	$24,826	$—	$24,826
Special Mention	1,068	516	1,584	29	1,613
Substandard	—	1,385	1,385	—	1,385

Total	25,891	1,904	27,795	29	27,824
LTV > 35%
Pass	242,131	6,628	248,759	—	248,759
Special Mention	11,670	438	12,108	—	12,108
Substandard	4,209	—	4,209	46,359	50,568

Total	258,010	7,066	265,076	46,359	311,435

Total commercial	283,901	8,970	292,871	46,388	339,259

One-to-four family residential
LTV < 60%
Pass	48,930	998	49,928	—	49,928
Special Mention	83	759	842	364	1,206
Substandard	—	—	—	623	623

Total	49,013	1,757	50,770	987	51,757
LTV > 60%
Pass	21,429	818	22,247	—	22,247
Special Mention	1,750	—	1,750	—	1,750
Substandard	959	—	959	1,396	2,355

Total	24,138	818	24,956	1,396	26,352

Total one-to-four family residential	73,151	2,575	75,726	2,383	78,109

Construction and land
Pass	24,767	—	24,767	—	24,767
Special Mention	225	499	724	404	1,128
Substandard	4,060	—	4,060	5,122	9,182

Total construction and land	29,052	499	29,551	5,526	35,077

Multifamily
LTV < 35%
Pass	18,656	224	18,880	—	18,880
Substandard	—	—	—	504	504

Total	18,656	224	18,880	504	19,384
LTV > 35%
Pass	251,129	5,819	256,948	—	256,948
Special Mention	3,258	151	3,409	1,824	5,233
Substandard	99	—	99	2,535	2,634

Total	254,486	5,970	260,456	4,359	264,815

Total multifamily	273,142	6,194	279,336	4,863	284,199

Home equity and lines of credit
Pass	27,780	262	28,042	—	28,042
Special Mention	55	—	55	—	55
Substandard	—	—	—	240	240

Total home equity and lines of credit	27,835	262	28,097	240	28,337

Commercial and industrial loans
Pass	13,626	446	14,072	38	14,110
Special Mention	586	90	676	100	776
Substandard	923	—	923	1,223	2,146

Total commercial and industrial loans	15,135	536	15,671	1,361	17,032

Insurance premium loans
Pass	43,728	421	44,149	—	44,149
Special Mention	—	239	239	—	239
Substandard	—	—	—	129	129

Total insurance premium loans	43,728	660	44,388	129	44,517

Other loans
Pass	959	102	1,061	—	1,061

Total other loans	959	102	1,061	—	1,061

	$746,903	$19,798	$766,701	$60,890	$827,591

Summary of Impaired Loans

The following tables summarize impaired loans as of June 30, 2012 and December 31, 2011 (in thousands):

	At June 30, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,711	$1,711	$—
LTV => 35%
Pass	884	884	—
Special Mention	2,972	2,980	—
Substandard	26,904	27,630	—
One-to-four family residential
LTV < 60%
Substandard	50	50	—
LTV => 60%
Substandard	257	257	—
Construction and land Substandard	2,164	2,822	—
Multifamily
LTV < 35%
Substandard	517	517	—
LTV => 35%
Substandard	835	1,305	—
Commercial and industrial loans
Special Mention	39	39	—
Substandard	1,557	1,557	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV => 35%
Special Mention	648	675	(71)
Substandard	11,875	12,232	(2,254)
One-to-four family residential
LTV < 60%
Special Mention	527	527	(12)
LTV => 60%
Substandard	1,748	1,748	(384)
Multifamily
LTV => 35%
Substandard	2,410	2,410	(343)
Home equity and lines of credit
Special Mention	364	364	(22)
Substandard	1,591	1,591	(110)
Commercial and industrial loans Substandard	495	495	(1,468)
Total:
Real estate loans
Commercial	44,994	46,112	(2,325)
One-to-four family residential	2,582	2,582	(396)
Construction and land	2,164	2,822	—
Multifamily	3,762	4,232	(343)
Home equity and lines of credit	1,955	1,955	(132)
Commercial and industrial loans	2,091	2,091	(1,468)

	$57,548	$59,794	$(4,664)

	At December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,764	$1,764	$—
Loss	—	471	—
LTV => 35%
Special Mention	3,670	3,679	—
Substandard	26,284	27,906	—
Construction and land Substandard	1,709	2,607	—
Multifamily
LTV < 35%
Substandard	523	523	—
LTV => 35%
Substandard	870	870	—
Commercial and industrial loans
Special Mention	660	660	—
Substandard	921	921	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	1,766	2,132	(175)
LTV => 35%
Special Mention	659	685	(65)
Substandard	9,305	9,305	(1,655)
One-to-four family residential
LTV < 60%
Special Mention	782	782	(22)
LTV => 60%
Substandard	1,750	1,750	(386)
Multifamily
LTV => 35%	1,552	1,552	(338)
Substandard
Home equity and lines of credit Substandard	1,593	1,593	(30)
Commercial and industrial loans Substandard	462	462	(1,393)
Total:
Real estate loans
Commercial	43,448	45,942	(1,895)
One-to-four family residential	2,532	2,532	(408)
Construction and land	1,709	2,607	—
Multifamily	2,945	2,945	(338)
Home equity and lines of credit	1,593	1,593	(30)
Commercial and industrial loans	2,043	2,043	(1,393)

	$54,270	$57,662	$(4,064)

The following table summarizes impaired loans as of December 31, 2011 and 2010 (in thousands):

	At December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	$1,764	$1,764	$—
Loss	—	471	—
LTV => 35%
Special Mention	3,670	3,679	—
Substandard	26,284	27,906	—
Construction and land
Substandard	1,709	2,607	—
Multifamily
LTV < 35%
Substandard	523	523	—
LTV => 35%
Substandard	870	870	—
Commercial and industrial loans
Special Mention	660	660	—
Substandard	921	921	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Substandard	1,766	2,132	(175)
LTV => 35%
Special Mention	659	685	(65)
Substandard	9,305	9,305	(1,655)
One-to-four family residential
LTV < 60%
Special Mention	782	782	(22)
LTV => 60%
Substandard	1,750	1,750	(386)
Multifamily
LTV => 35%	1,552	1,552	(338)
Substandard
Home equity and lines of credit
Substandard	1,593	1,593	(30)
Commercial and industrial loans
Substandard	462	462	(1,393)
Total:
Real estate loans
Commercial	43,448	45,942	(1,895)
One-to-four family residential	2,532	2,532	(408)
Construction and land	1,709	2,607	—
Multifamily	2,945	2,945	(338)
Home equity and lines of credit	1,593	1,593	(30)
Commercial and industrial loans	2,043	2,043	(1,393)

	$54,270	$57,662	$(4,064)

	At December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With No Allowance Recorded:
Real estate loans:
Commercial
LTV < 35%
Special Mention	$661	$661	$—
LTV => 35%
Special Mention	4,807	4,807	—
Substandard	25,590	26,870	—
Construction and land
Substandard	2,152	2,416	—
Multifamily
LTV < 35%
Substandard	504	504	—
LTV => 35%
Special Mention	3,392	5,242	—
With a Related Allowance Recorded:
Real estate loans:
Commercial
LTV => 35%
Substandard	20,766	21,782	(2,129)
One-to-four family residential
LTV => 60%
Special Mention	1,750	1,750	(369)
Construction and land
Substandard	2,410	3,079	(36)
Multifamily
LTV => 35%
Substandard	1,187	1,632	(121)
Total:
Real estate loans
Commercial	51,824	54,120	(2,129)
One-to-four family residential	1,750	1,750	(369)
Construction and land	4,562	5,495	(36)
Multifamily	5,083	7,378	(121)

	$63,219	$68,743	$(2,655)

Summary of Troubled Debt Restructuring

The following table summarizes loans that were modified in troubled debt restructurings during the six months ended June 30, 2012.

	Six Months Ended June 30, 2012
		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Relationships	Investment	Investment
	(in thousands)
Troubled Debt Restructurings
Commercial real estate loans Substandard	1	$6,360	$6,360
One -to- four Family Substandard	1	257	257
Home equity and lines of credit Special Mention	2	364	364

Total Troubled Debt Restructurings	4	$6,981	$6,981

The following tables summarize loans that were modified in a troubled debt restructuring during the year ended December 31, 2011.

	Year Ended December 31, 2011
	Number of Relationships	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(in thousands)
Troubled Debt Restructurings:
Commercial real estate loans
Special Mention	2	$4,007	$2,819
Substandard	3	13,966	13,966
Construction and land
Substandard	1	164	164
One-to-four Family
Special Mention	3	782	782
Home equity and lines of credit
Substandard	1	102	102
Commercial and industrial loans
Special Mention	1	40	40
Substandard	2	1,701	1,701

Total Troubled Debt Restructurings	13	$20,762	$19,574

Detail and Delinquency Status of Restructured Loans

There have been three loans that were restructured during the last twelve months that have subsequently defaulted. The following table details these loans at December 31, 2011:

	Year ended December 31, 2011
	Number of Relationships	30-89 Days Past Due	90 Days or More Past Due
	(in thousands)
Commercial real estate loans
Substandard — Accrual *	1	$2,425	$—
Substandard — Non-accrual	1	3,412	—
Commercial and industrial loans
Substandard — Non-accrual	1	—	90

Total	3	$5,837	$90

*	Thirty-one days delinquent

Summary of Accretable Yield

The following details the accretable yield for the three and six months ended June 30, 2012:

	For the Three Months Ended June 30, 2012	For the Six Months Ended June 30, 2012
Balance at the beginning of period	$40,873	$42,493
Accretion into interest income	(1,562)	(3,182)

Balance at end of period	$39,311	$39,311

Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Premises and Equipment, Less Accumulated Depreciation and Amortization

At December 31, 2011 and 2010, premises and equipment, less accumulated depreciation and amortization, consists of the following (in thousands):

	December 31,
	2011	2010
At cost:
Land	$436	$436
Buildings and improvements	3,224	3,270
Capital leases	2,600	2,600
Furniture, fixtures, and equipment	15,155	13,724
Leasehold improvements	19,454	14,807

	40,869	34,837
Accumulated depreciation and amortization	(20,881)	(18,780)

Premises and equipment, net	$19,988	$16,057

Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deposit Liabilities

Deposit account balances at December 31, 2011 and 2010, are summarized as follows (dollars in thousands):

	December 31,
	2011		2010
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Dollars in thousands)
Transaction:
Negotiable orders of withdrawal	$91,829	0.60%	$76,251	1.03%
Non-interest bearing checking	156,493	—	111,413	—

Total transaction	248,322	0.22	187,664	0.42

Savings:
Money market	430,087	0.77	294,003	0.97
Savings-passbook and statement	334,994	0.28	338,140	0.33

Total savings	765,081	0.56	632,143	0.63

Certificates of deposit:
Under $100,000	262,435	1.08	272,266	1.34
$100,000 or more	217,688	1.36	280,769	1.25

Total certificates of deposit	480,123	1.21	553,035	1.29

Total deposits	$1,493,526	0.71%	$1,372,842	0.87%

Maturities of Certificates of Deposit

Scheduled maturities of certificates of deposit at December 31, 2011, are summarized as follows (in thousands):

December 31, 2011
2012	$356,391
2013	40,998
2014	31,019
2015	34,581
2016 and after	17,134

Total	$480,123

Interest Expense on Deposits

Interest expense on deposits for the years ended December 31, 2011, 2010, and 2009 is summarized as follows (in thousands):

	December 31,
	2011	2010	2009
Negotiable order of withdrawal and money market	$3,624	$3,546	$3,213
Savings-passbook and statement	1,027	1,573	2,833
Certificates of deposit	7,600	8,454	12,168

	$12,251	$13,573	$18,214

Deposit Liabilities

Deposits are as follows (in thousands):

	June 30,	December 31,
	2012	2011
Non-interest-bearing demand	$160,225	$156,493
Interest-bearing negotiable orders of withdrawal (NOW)	105,795	91,829
Savings-passbook, statement, tiered, and money market	794,742	765,081
Certificates of deposit	482,419	480,123

	$1,543,181	$1,493,526

Interest Expense on Deposits

Interest expense on deposit accounts is summarized for the periods indicated (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
NOW, savings-passbook, statement, tiered, and money market	$1,023	$1,164	$2,119	$2,298
Certificates of deposit	1,438	2,106	2,866	3,989

	$2,461	$3,270	$4,985	$6,287

Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Borrowings

Borrowings consisted of securities sold under agreements to repurchase, FHLB advances, and obligations under capital leases and are summarized as follows (in thousands):

	December 31,
	2011	2010
Repurchase agreements	$276,000	$243,000
Other borrowings:
FHLB advances	201,210	146,300
Floating rate advances	3,004	—
Obligations under capital leases	1,720	1,937

	$481,934	$391,237

Contractual Maturities Repurchase Agreements and FHLB Advances

Repurchase agreements and FHLB advances have contractual maturities at December 31, 2011, as follows (in thousands):

	December 31, 2011
	FHLB Advances	Repurchase Agreements
2012	$57,000	$50,000
2013	27,300	45,000
2014	10,500	56,000
2015	52,500	62,000
2016 and after	53,910	63,000

	$201,210	$276,000

Summary of Interest Expense on Borrowings

Interest expense on borrowings for the years ended December 31, 2011, 2010, and 2009 is summarized as follows (in thousands):

	December 31,
	2011	2010	2009
Repurchase agreements	$11,207	$9,116	$7,158
FHLB advances	1,776	1,513	3,358
Over-night borrowings	20	26	53
Obligations under capital leases	159	178	194

	$13,162	$10,833	$10,763

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit)

Income tax expense (benefit) for the years ended December 31, 2011, 2010, and 2009 consists of the following (in thousands):

	December 31,
	2011	2010	2009
Federal tax expense (benefit):
Current	$8,319	$8,114	$9,434
Deferred	(2,257)	(1,315)	(3,758)

	6,062	6,799	5,676

State and local tax expense (benefit):
Current	1,061	1,161	2,122
Deferred	(626)	(1,590)	(1,180)

	435	(429)	942

Total income tax expense	$6,497	$6,370	$6,618

Reconciliation between the Amount of Reported Total Income Tax Expense and the Amount Computed by Multiplying the Applicable Statutory Income Tax Rate

Reconciliation between the amount of reported total income tax expense and the amount computed by multiplying the applicable statutory income tax rate for the years ended December 31, 2011, 2010, and 2009 is as follows (dollars in thousands):

	December 31,
	2011	2010	2009
Tax expense at statutory rate of 35%	$8,162	$7,057	$6,542
Increase (decrease) in taxes resulting from:
State tax, net of federal income tax	283	(279)	612
Bank owned life insurance	(1,041)	(796)	(613)
Incentive stock options	149	149	166
Bargain purchase gain	(1,246)	—	—
Other, net	190	239	(89)

Income tax expense	$6,497	$6,370	$6,618

Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010, are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$10,783	$8,838
Deferred loan fees	—	33
Capitalized leases	697	802
Charitable deduction carryforward	1,340	2,153
Deferred compensation	2,399	2,135
Accrued salaries	718	525
Postretirement benefits	511	498
Equity awards	1,759	1,351
Unrealized actuarial losses on post retirement benefits	201	197
Straight-line leases adjustment	852	704
Asset retirement obligation	102	99
Reserve for accrued interest receivable	1,671	1,304
Reserve for loan commitments	135	154
New Jersey NOL	—	22
Employee Stock Ownership Plan	132	—
Other	543	255

Total gross deferred tax assets	21,843	19,070

Deferred tax liabilities:
Depreciation	145	213
Unrealized gains on securities — AFS	11,835	7,468
Mortgage servicing rights	24	49
Employee Stock Ownership Plan	—	78
Step up to fair market value of acquired loans	62	95
Step up to fair market value of acquired investment	—	1
Bargain purchase gain	2,297	—
Deferred loan fees	179	—
Other	—	12

Total gross deferred tax liabilities	14,542	7,916

Valuation allowance	1,038	1,038

Net deferred tax asset	$6,263	$10,116

Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Funded Status and Components of Postretirement Benefit Costs

The following tables set forth the funded status and components of postretirement benefit costs at December 31 measurement dates (in thousands):

	2011	2010	2009
Accumulated postretirement benefit obligation beginning of year	$1,668	$1,670	$1,559
Service cost	6	5	4
Interest cost	80	88	93
Actuarial loss	47	12	111
Benefits paid	(104)	(108)	(97)

Accumulated postretirement benefit obligation end of year	1,697	1,667	1,670

Plan assets at fair value	—	—	—
Unrecognized transition obligation	—	—	—
Unrecognized prior service cost	—	—	—
Unrecognized loss	—	—	—

Accrued liability (included in accrued expenses and other liabilities)	$1,697	$1,667	$1,670

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table sets forth the amounts recognized in accumulated other comprehensive income (loss) (in thousands):

	December 31,
	2011	2010
Net loss	$288	$266
Transition obligation	67	84
Prior service cost	106	121

Loss recognized in accumulated other comprehensive income (loss)	$461	$471

Components of Net Periodic Postretirement Benefit Cost

The following table sets forth the components of net periodic postretirement benefit costs for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	December 31,
	2011	2010	2009
Service cost	$6	$5	$4
Interest cost	80	88	93
Amortization of transition obligation	17	17	17
Amortization of prior service costs	15	15	15
Amortization of unrecognized loss	25	26	17

Net postretirement benefit cost included in compensation and employee benefits	$143	$151	$146

Company's Discount Rate and Rate of Compensation Increase Used in Accounting for the Plan

The Company’s discount rate and rate of compensation increase used in accounting for the plan are as follows:

	2011	2010	2009
Assumptions used to determine benefit obligation at period end:
Discount rate	4.00%	5.00%	5.50%
Rate of increase in compensation	4.00	4.00	4.25
Assumptions used to determine net periodic benefit cost for the year:
Discount rate	5.00	5.50	6.25
Rate of increase in compensation	4.00	4.25	4.25

Summary of Percentage Point Change in Assumed Heath Care Cost Trends

A one percentage-point change in assumed heath care cost trends would have the following effects (in thousands):

	One Percentage		One Percentage
	Point Increase		Point Decrease
	2011	2010	2011	2010
Effect on benefits earned and interest cost	$7	$7	$(5)	$(6)
Effect on accumulated postretirement benefit obligation	134	129	(119)	(115)

A one percentage-point change in assumed heath care cost trends would have the following effects (in thousands):

	One Percentage			One Percentage
	Point Increase			Point Decrease
	2011	2010	2009	2011	2010	2009
Aggregate of service and interest components of net periodic cost (benefit)	$7	$7	$8	$(5)	$(6)	$(6)

Equity Incentive Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Options Outstanding

The following table is a summary of the Company’s stock options outstanding as of June 30, 2012 and changes therein during the six months then ended:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Weighted Average Contractual Life (years)
Outstanding—December 31, 2011	2,056,660	$3.22	$9.95	7.02
Granted	—	—	—	—
Forfeited	(3,560)	3.22	9.94	—
Exercised	—	—	—	—

Outstanding—June 30, 2012	2,053,100	$3.22	$9.95	6.57

Exercisable—June 30, 2012	1,240,040	$3.22	$9.95	6.57

The following table is a summary of the Company’s non-vested stock options as of December 31, 2011, and changes therein during the year then ended:

		Weighted	Weighted	Weighted
		Average	Average	Average
	Number of	Grant Date	Exercise	Contractual
	Stock Options	Fair Value	Price	Life (years)
Outstanding- December 31, 2008	—	$—	$—	—
Granted	2,106,400	3.22	9.94	10.00
Exercised	(23,000)	3.22	9.94	—

Outstanding- December 31, 2009	2,083,400	3.22	9.94	9.08
Granted	3,000	4.66	13.24	10.00
Exercised	(13,860)	3.22	9.94	—

Outstanding- December 31, 2010	2,072,540	3.22	9.94	8.09
Granted	—	—	—	—
Exercised	(15,880)	3.22	9.94	—

Outstanding- December 31, 2011	2,056,660	$3.22	$9.95	7.02

Exercisable- December 31, 2011	824,080	$3.22	$9.94	6.98

Status of the Company's Restricted Share Awards

The following is a summary of the status of the Company’s restricted share awards as of June 30, 2012 and changes therein during the six months then ended.

	Number of Shares Awarded	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2011	488,830	$9.97
Granted	—	—
Vested	(162,650)	9.96
Forfeited	(1,240)	9.94

Non-vested at June 30, 2012	324,940	$9.97

The following is a summary of the status of the Company’s restricted shares as of December 31, 2011, and changes therein during the year then ended.

		Weighted
	Number of	Average
	Shares	Grant Date
	Awarded	Fair Value
Non-vested at December 31, 2008	—	$—
Granted	836,650	9.94
Vested	—	—
Forfeited	(11,500)	9.94

Non-vested at December 31, 2009	825,150	9.94
Granted	4,400	13.24
Vested	(175,670)	9.94

Non-vested at December 31, 2010	653,880	9.97
Granted	—	—
Vested	(165,050)	9.96

Non-vested at December 31, 2011	488,830	$9.97

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitment and Contingent Liabilities Not Reflected in Consolidated Financial Statements

At December 31, 2011, the following commitment and contingent liabilities existed that are not reflected in the accompanying consolidated financial statements (in thousands):

Commitments to extend credit	$32,878
Unused lines of credit	31,857
Standby letters of credit	1,769

The Projected Minimum Annual Rental Payments and Receipts under the Capitalized Leases and Operating Leases

The projected minimum annual rental payments and receipts under the capitalized leases and operating leases, are as follows (in thousands):

	Rental	Rental	Rental
	Payments	Payments	Receipts
	Capitalized	Operating	Operating
	Leases	Leases	Leases
Year ending December 31:
2012	$387	$3,378	$165
2013	399	3,307	170
2014	411	3,302	190
2015	269	3,339	190
2016	247	3,135	190
Thereafter	560	31,607	1,442

Total minimum lease payments	$2,273	$48,068	$2,347

Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Bank's Regulatory Capital Amounts and Ratios Compared to the Regulatory Requirements

The following is a summary of the Bank’s regulatory capital amounts and ratios compared to the regulatory requirements as of December 31, 2011 and 2010, for classification as a well-capitalized institution and minimum capital (dollars in thousands).

	Actual		Adequacy Purposes		Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Tangible capital to tangible assets	$312,993	13.42%	$34,987	1.50%	NA	NA
Tier I capital (core) (to adjusted total assets)	312,993	13.42	93,298	4.00	116,622	5.00
Total capital (to risk-weighted assets)	330,147	24.71	106,901	8.00	133,627	10.00
As of December 31, 2010:
Tangible capital to tangible assets	$292,981	13.43%	$32,723	1.50%	NA	NA
Tier I capital (core) (to adjusted total assets)	292,981	13.43	87,263	4.00	109,078	5.00
Total capital (to risk-weighted assets)	307,375	27.39	89,751	8.00	112,188	10.00

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Fair Value of Assets and Liabilities Measured on Recurring and Non Recurring Basis

	Fair Value Measurements at Reporting Date Using:
	June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities:
GSE	$1,071,654	$—	$1,071,654	$—
Non-GSE	33,359	—	33,359	—
Corporate bonds	102,703	—	102,703	—
Equities	13,503	13,503	—	—

Total available-for-sale	1,221,219	13,503	1,207,716	—

Trading securities	4,490	4,490	—	—

Total	$1,225,709	$17,993	$1,207,716	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$26,524	$—	$—	$26,524
One- to- four family residential mortgage	2,532	—	—	2,532
Construction and land	1,861	—	—	1,861
Multifamily	2,411	—	—	2,411
Home equity and lines of credit	1,954	—	—	1,954

Total impaired loans	35,282	—	—	35,282

Commercial and industrial loans	456	—	—	456
Other real estate owned	2,139	—	—	2,139

Total	$37,877	$—	$—	$37,877

	Fair Value Measurements at Reporting Date Using:
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities:
GSE	$945,782	$—	$945,782	$—
Non-GSE	40,451	—	40,451	—
Corporate bonds	100,657	—	100,657	—
Equities	11,835	11,835	—	—

Total available-for-sale	1,098,725	11,835	1,086,890	—

Trading securities	4,146	4,146	—	—

Total	$1,102,871	$15,981	$1,086,890	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$27,826	$—	$—	$27,826
One- to- four family residential mortgage	2,532	—	—	2,532
Construction and land	1,709	—	—	1,709
Multifamily	1,552	—	—	1,552
Home equity and lines of credit	1,593	—	—	1,593

Total impaired loans	35,212	—	—	35,212

Commercial and industrial loans	462	—	—	462
Other real estate owned	3,359	—	—	3,359

Total	$39,033	$—	$—	$39,033

The following tables summarize financial assets and financial liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands):

	Fair Value Measurements at Reporting Date Using:
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities
GSE	$945,782	$—	$945,782	$—
Non-GSE	40,451	—	40,451	—
Corporate bonds	100,657	—	100,657	—
Equities	11,835	11,835	—	—

Total available-for-sale	1,098,725	11,835	1,086,890	—

Trading securities	4,146	4,146	—	—

Total	$1,102,871	$15,981	$1,086,890	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$27,826	$—	$—	$27,826
One- to- four family residential mortgage	2,532	—	—	2,532
Construction and land	1,709	—	—	1,709
Multifamily	1,552	—	—	1,552
Home equity and lines of credit	1,593	—	—	1,593

Total impaired loans	35,212	—	—	35,212

Commercial and industrial loans	462	—	—	462
Other real estate owned	3,359	—	—	3,359

Total	$39,033	$—	$—	$39,033

Measured on a recurring basis:
Assets:
Investment securities:
Available-for-sale:
Mortgage-backed securities
GSE	$977,872	$—	$977,872	$—
Non-GSE	97,267	—	97,267	—
Corporate bonds	121,788	—	121,788	—
GSE bonds	35,033	—	35,033	—
Equities	12,353	12,353	—	—

Total available-for-sale	1,244,313	12,353	1,231,960	—

Trading securities	4,095	4,095	—	—

Total	$1,248,408	$16,448	$1,231,960	$—

Measured on a non-recurring basis:
Assets:
Impaired loans:
Real estate loans:
Commercial real estate	$26,951	$—	$—	$26,951
One- to- four family residential mortgage	1,381	—	—	1,381
Construction and land	4,526	—	—	4,526
Multifamily	2,890	—	—	2,890

Total impaired loans	35,748	—	—	35,748

Other real estate owned	171	—	—	171

Total	$35,919	$—	$—	$35,919

Estimated Fair Values of Significant Financial Instruments

The estimated fair values of the Company’s significant financial instruments at June 30, 2012, and December 31, 2011, are presented in the following tables (in thousands):

	June 30, 2012
		Estimated Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$34,381	$34,381	$—	$—	$34,381
Trading securities	4,490	4,490	—	—	4,490
Securities available-for-sale	1,221,219	13,503	1,207,716	—	1,221,219
Securities held-to-maturity	2,832	—	2,961	—	2,961
Federal Home Loan Bank of New York stock, at cost	14,208	—	14,208	—	14,208
Loans held-for-sale	355	—	—	355	355
Net loans held-for-investment	1,045,906	—	—	1,111,954	1,111,954
Financial liabilities:
Deposits	$1,543,181	$—	$1,549,103	$—	$1,549,103
Repurchase agreements and other borrowings	513,571	—	528,777		528,777
Advance payments by borrowers	3,177	—	3,177	—	3,177

	December 31, 2011
		Estimated
	Carrying	Fair
	value	value
Financial assets:
Cash and cash equivalents	$65,269	$65,269
Trading securities	4,146	4,146
Securities available-for-sale	1,098,725	1,098,725
Securities held-to-maturity	3,617	3,771
Federal Home Loan Bank of New York stock, at cost	12,677	12,677
Loans held-for-sale	3,900	3,900
Net loans held-for-investment	1,047,631	1,081,484
Financial liabilities:
Deposits	$1,493,526	$1,499,906
Repurchase agreements and other borrowings	481,934	498,774
Advance payments by borrowers	2,201	2,201

The estimated fair values of the Company’s significant financial instruments at December 31, 2011, and 2010, are presented in the following table (in thousands):

	December 31,
	2011		2010
	Carrying value	Estimated Fair value	Carrying value	Estimated Fair value
Financial assets:
Cash and cash equivalents	$65,269	$65,269	$43,852	$43,852
Trading securities	4,146	4,146	4,095	4,095
Securities available-for-sale	1,098,725	1,098,725	1,244,313	1,244,313
Securities held-to-maturity	3,617	3,771	5,060	5,273
Federal Home Loan Bank of New York stock, at cost	12,677	12,677	9,784	9,784
Loans held-for-sale	3,900	3,900	1,170	1,170
Net loans held-for-investment	1,047,631	1,081,484	805,772	818,295
Financial liabilities:
Deposits	$1,493,526	$1,499,906	$1,372,842	$1,377,068
Repurchase agreements and other borrowings	481,934	498,774	391,237	403,920
Advance payments by borrowers	2,201	2,201	693	693

Level 3 Assets Measured at Fair Value on a Non-Recurring Basis

The following table presents qualitative information for Level 3 assets measured at fair value on a non-recurring basis at June 30, 2012:

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs
	(in thousands)
Impaired loans	$35,738	Appraisals	Discount for costs to sell	7.0%
			Discount for quick sale	10.0% - 20.0%
			Discount for dated appraisal utilizing changes in real estate indexes	Varies

Other real estate owned	$2,139	Appraisals	Discount for costs to sell	7.0%
			Discount for dated appraisal utilizing changes in real estate indexes	Varies

Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings per Share Calculations and Reconciliation of Basic to Diluted

The following is a summary of the Company’s earnings per share calculations and reconciliation of basic to diluted earnings per share for the periods indicated (dollars in thousands, except per share data):

	For the three months ended June 30,		For the six months ended June 30,
	2012	2011	2012	2011
Net income available to common stockholders	$3,948	$4,347	$8,896	$9,317

Weighted average shares outstanding-basic	38,512,169	40,599,400	38,579,475	40,848,467
Effect of non-vested restricted stock and stock options outstanding	451,952	381,291	473,643	411,566

Weighted average shares outstanding-diluted	38,964,121	40,980,691	39,053,118	41,260,033

Earnings per share-basic	$0.10	$0.11	$0.23	$0.23
Earnings per share-diluted	$0.10	$0.11	$0.23	$0.23

The following is a summary of the Company’s earnings per share calculations and reconciliation of basic to diluted earnings per share for the periods indicated (in thousands, except share data):

	December 31,
	2011	2010	2009
Net income available to common stockholders	$16,823	$13,793	$12,074
Weighted average shares outstanding-basic	40,068,991	41,387,106	42,405,774
Effect of non-vested restricted stock and stock options outstanding	446,254	281,900	126,794

Weighted average shares outstanding-diluted	40,515,245	41,669,006	42,532,568
Earnings per share-basic	$0.42	$0.33	$0.28
Earnings per share-diluted	$0.42	$0.33	$0.28

Parent-only Financial Information (Tables) (Parent Company)	12 Months Ended
Dec. 31, 2011
Parent Company
Condensed Balance Sheets

The following condensed parent company only financial information reflects Northfield Bancorp, Inc.’s investment in its wholly-owned consolidated subsidiary, Northfield Bank, using the equity method of accounting.

Northfield Bancorp, Inc.

Condensed Balance Sheets

	December 31,
	2011	2010
	(in thousands)
Assets
Cash in Northfield Bank	$10,679	$20,929
Interest-earning deposits in other financial institutions	1,558	658
Investment in Northfield Bank	347,427	319,603
Securities available-for-sale (corporate bonds)	5,327	37,472
ESOP loan receivable	14,955	15,392
Accrued interest receivable	95	505
Other assets	2,897	2,392

Total assets	$382,938	$396,951

Liabilities and Stockholders’ Equity
Total liabilities	$288	$234
Total stockholders’ equity	382,650	396,717

Total liabilities and stockholders’ equity	$382,938	$396,951

Condensed Statements of Income

Northfield Bancorp, Inc.

Condensed Statements of Income

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Interest on ESOP loan	$500	$513	$526
Interest income on deposit in Northfield Bank	78	100	273
Interest income on deposits in other financial institutions	3	31	590
Interest income on corporate bonds	688	1,247	603
Gain on securities transactions, net	227	38	—
Undistributed earnings of Northfield Bank	16,503	14,320	11,521

Total income	17,999	16,249	13,513

Other expenses	952	2,627	1,177
Income tax expense (benefit)	224	(171)	262

Total expense	1,176	2,456	1,439

Net income	$16,823	$13,793	$12,074

Condensed Statements of Cash Flows

Northfield Bancorp, Inc.

Condensed Statements of Cash Flows

	December 31,
	2011	2010	2009
	(in thousands)
Cash flows from operating activities
Net income	$16,823	$13,793	$12,074
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease in accrued interest receivable	410	80	288
Deferred taxes	—	830	1,064
(Decrease) increase in due from (to) Northfield Bank	(478)	396	312
Decrease (increase) in other assets	67	(1,178)	(1,154)
Amortization of premium on corporate bond	521	1,063	527
Gain on securities transactions, net	(227)	(38)	—
Increase in other liabilities	54	100	134
Undistributed earnings of Northfield Bank	(16,503)	(14,320)	(11,521)

Net cash provided by operating activities	667	726	1,724

Cash flows from investing activities
Dividend from Northfield Bank	—	—	14,000
Purchases of corporate bonds	—	—	(50,323)
Maturities of corporate bonds	—	—	4,290
Proceeds from sale of corporate bonds	31,068	12,088	—
Principal payments on ESOP loan receivable	437	406	381
Maturities of certificate of deposits	—	—	30,153

Net cash provided by (used in) investing activities	31,505	12,494	(1,499)

Cash flows from financing activities
Purchase of treasury stock	(37,821)	(8,213)	(19,929)
Dividends paid	(3,701)	(3,308)	(2,963)

Net cash used in financing activities	(41,522)	(11,521)	(22,892)

Net (decrease) increase in cash and cash equivalents	(9,350)	1,699	(22,667)
Cash and cash equivalents at beginning of year	21,587	19,888	42,555

Cash and cash equivalents at end of year	$12,237	$21,587	$19,888

Selected Quarterly Financial Data (Unaudited)

The following tables are a summary of certain quarterly financial data for the years ended December 31, 2011 and 2010:

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
	(Dollars in thousands)
Selected Operating Data:
Interest income	$21,998	$22,438	$22,719	$23,862
Interest expense	6,227	6,609	6,442	6,135

Net interest income	15,771	15,829	16,277	17,727
Provision for loan losses	1,367	1,750	2,000	7,472

Net interest income after provision for loan losses	14,404	14,079	14,277	10,255
Bargain purchase gain, net of tax	—	—	—	3,560
Other income	3,109	2,190	1,240	1,736
Other expenses	9,953	9,584	9,786	12,207

Income before income tax expense	7,560	6,685	5,731	3,344
Income tax expense	2,590	2,338	2,035	(466)

Net income	$4,970	$4,347	$3,696	$3,810

Net income per common share- basis and diluted	$0.12	$0.11	$0.09	$0.10

	2010 Quarter Ended
	March 31	June 30	September 30	December 31
	(Dollars in thousands)
Selected Operating Data:
Interest income	$21,007	$22,032	$21,682	$21,774
Interest expense	6,458	6,115	6,004	5,829

Net interest income	14,549	15,917	15,678	15,945
Provision for loan losses	1,930	2,798	3,398	1,958

Net interest income after provision for loan losses	12,619	13,119	12,280	13,987
Other income	1,723	1,866	1,501	1,752
Other expenses	9,121	8,457	11,171	9,935

Income before income tax expense	5,221	6,528	2,610	5,804
Income tax expense	1,840	2,342	215	1,973

Net income	$3,381	$4,186	$2,395	$3,831

Net income per common share- basis and diluted	$0.08	$0.10	$0.06	$0.09

Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Loan foreclosure discontinue period	90 days
Carrying value of goodwill	$ 16,159,000	$ 16,159,000		$ 16,159,000
Employee Stock Ownership Plan (ESOP), Loan, Description	Funds borrowed by the Employee Stock Ownership Plan (ESOP) from the Company to purchase the Company's common stock are being repaid from the Bank's contributions over a period of up to 30 years.
Dilutive shares outstanding	446,254	281,900	126,974
Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Computer Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum
Property, Plant and Equipment [Line Items]
Minimum amount of non-accrual loans individually evaluated for impairement	500,000
Minimum | Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum
Property, Plant and Equipment [Line Items]
Maximum amount of individual loans for collective evaluation for impairment	$ 500,000
Maximum | Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years

Business Combination (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Trust Expenses [Line Items]
Bargain purchase gain, net of tax	$ 3.6
Cash and due form banks	23.9
Cash due form federal funds sold	3
Fair Value of Cash and cash equivalents and recevable from FDIC	50.5
Fair value of loan portfolio at acquisition date	$ 91.9
Deferred tax rate	40.00%

Business Combination (Summary of Net Assets Acquired and Estimated Fair Value Adjustments) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 14, 2011
Business Combination, Separately Recognized Transactions [Line Items]
Transaction cost basis liabilities in excess of assets	$ (3,692)
Receivable from the FDIC	50,502
Net assets acquired before fair value adjustments	46,810
Fair value adjustments:
Loans	(40,506)
Other real estate owned	(1,531)
Core deposit intangible	1,160
Pre-tax bargain purchase gain	5,933
Deferred income tax liability	(2,373)
Net after-tax bargain purchase gain	$ 3,560

Business Combination (Statement of Assets Acquired and Liabilities Assumed at Estimated Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 14, 2011
Assets
Cash and cash equivalents	$ 26,947
Receivable from Federal Deposit Insurance Corporation	50,502
Securities available for sale:
Mortgage-backed securities	15,454
Government sponsored enterprise bonds	5,741
Total securities	21,195
Total loans	91,917
Core deposit intangible	1,160
Other real estate owned	1,166
Federal Home Loan Bank of New York stock	265
Other assets	1,495
Total assets acquired	194,647
Liabilities
Deposits	188,234
Other liabilities	480
Deferred tax liabilities	2,373
Total liabilities assumed	191,087
Net assets acquired	$ 3,560

Business Combination (The Accretable Yield) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Mar. 31, 2012
Business Acquisition [Line Items]
Balance at the beginning of period	$ 0	$ 39,311	$ 40,873
Accretable yield at purchase date	43,937
Accretion into interest income	(1,444)
Net reclassification from / (to) non-accretable difference	0
Balance at end of period	$ 42,493	$ 39,311	$ 40,873

Securities Available-for-Sale (Comparative Summary of Mortgage-Backed Securities And Other Securities Available-for-Sale) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 1,189,474	$ 1,069,139	$ 1,225,655
Gross unrealized gains	32,675	31,636	23,209
Gross unrealized losses	930	2,050	4,551
Estimated fair value	1,221,219	1,098,725	1,244,313
Pass-through Certificates [Member] | Government sponsored enterprises (GSE) [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	491,069	490,184	342,316
Gross unrealized gains	25,079	24,709	13,479
Gross unrealized losses	105
Estimated fair value	516,043	514,893	355,795
Pass-through Certificates [Member] | Non-GSE
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,025	8,770	27,801
Gross unrealized gains			814
Gross unrealized losses	640	1,255	737
Estimated fair value	7,385	7,515	27,878
Real Estate Mortgage Investment Conduits (REMICs) [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,073,818	956,430	1,058,465
Gross unrealized gains	32,058	31,230	20,987
Gross unrealized losses	863	1,427	4,313
Estimated fair value	1,105,013	986,233	1,075,139
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Government sponsored enterprises (GSE) [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	550,179	426,362	622,582
Gross unrealized gains	5,510	4,662	3,020
Gross unrealized losses	78	135	3,525
Estimated fair value	555,611	430,889	622,077
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Non-GSE
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	24,545	31,114	65,766
Gross unrealized gains	1,469	1,859	3,674
Gross unrealized losses	40	37	51
Estimated fair value	25,974	32,936	69,389
Other Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	115,656	112,709	167,190
Gross unrealized gains	617	406	2,222
Gross unrealized losses	67	623	238
Estimated fair value	116,206	112,492	169,174
Other Securities [Member] | Equity Investments-Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	13,467	11,787	12,437
Gross unrealized gains	36	48	31
Gross unrealized losses			115
Estimated fair value	13,503	11,835	12,353
Other Securities [Member] | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	102,189	100,922	119,765
Gross unrealized gains	581	358	2,146
Gross unrealized losses	67	623	123
Estimated fair value	102,703	100,657	121,788
Other Securities [Member] | US Government-sponsored Enterprises Bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost			34,988
Gross unrealized gains			45
Estimated fair value			$ 35,033

Securities Available-for-Sale (Summary of Expected Maturity Distribution of Debt Securities Available-For-Sale, Other Than Mortgage-Backed Securities) (Detail) (USD $)
In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Due in one year or less	$ 45,748	$ 30,354
Amortized cost, Due after one year through five years	56,441	70,568
Amortized cost	102,189	100,922
Fair value, Due in one year or less	45,973	30,552
Fair value, Amortized cost, Due after one year through five years	56,730	70,105
Fair value	$ 102,703	$ 100,657

Securities Available-for-Sale (Narrative) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended													12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Security	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Credit Component [Member]	Dec. 31, 2010 Credit Component [Member]	Dec. 31, 2009 Credit Component [Member]	Dec. 31, 2011 Non Credit Component [Member]	Dec. 31, 2010 Non Credit Component [Member]	Dec. 31, 2009 Non Credit Component [Member]	Dec. 31, 2011 Non-GSE 1 [Member]	Dec. 31, 2005 Non-GSE 1 [Member]	Dec. 31, 2004 Non-GSE 1 [Member]	Jun. 30, 2012 Non-GSE 1 [Member]	Dec. 31, 2011 Non-GSE 1 [Member] Credit Component [Member]	Dec. 31, 2011 Non-GSE 1 [Member] Non Credit Component [Member]	Jun. 30, 2012 Corporate Bonds	Dec. 31, 2011 Corporate Bonds	Dec. 31, 2011 Real Estate Mortgage Investment Conduits (REMICs) [Member] Minimum	Dec. 31, 2011 Real Estate Mortgage Investment Conduits (REMICs) [Member] Maximum	Dec. 31, 2011 Investments In Mutual Funds And Other Equity Securities [Member] EquityUnit	Dec. 31, 2011 Private Label Mortgage Backed Securities [Member] Securities	Dec. 31, 2011 Private Label Mortgage Backed Securities [Member] Credit Component [Member]	Dec. 31, 2011 Private Label Mortgage Backed Securities [Member] Non Credit Component [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value of securities available-for-sale					$ 3,992,000	$ 5,725,000
Proceeds from sale of securities available-for-sale	31,500,000	25,900,000	130,276,000	114,446,000	182,658,000	221,187,000	3,293,000
Gross realized gains on sales of securities available-for-sale	66,000	866,000	1,800,000	2,500,000	2,900,000	1,300,000	89,000
Gross realized losses on sales of securities available-for-sale	0	0	0	0	177,000	4,000	0
Impairment charges against earnings	0	248,000	0	409,000	1,200,000	962,000	1,400,000	409,000	154,000	176,000	743,000	808,000	1,200,000	593,000				139,000	454,000						398,000	109,000	289,000
Number of equity investments			1																					1,000,000
Number of private label securities			2																						1,000,000
Impairment charges on equity securites					161,000
Fair value of mortgaged backed securities														5,000,000			5,200,000								2,500,000
Estimated amortized cost of mortgaged backed securities														$ 5,900,000			$ 5,600,000								$ 2,800,000
Percentage of underlying collateral securities															17.00%	83.00%
Period of unrealized loss position of securities																				Greater than twelve months	Greater than twelve months	Less than twelve months	Greater than twelve months

Securities Available-for-Sale (Activity Related to Credit Component Recognized in Earnings on Debt Securities) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of period	$ 330	$ 330	$ 330	$ 176		$ 578	$ 578
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	248	248	248	154	176
Cumulative pre-tax credit losses, end of period	$ 578	$ 578	$ 578	$ 330	$ 176	$ 578	$ 578

Securities Available-for-Sale (Gross Unrealized Losses on Mortgage-backed Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, less than 12 months	$ 190	$ 555	$ 3,763
Estimated Fair value, less than 12 months	117,280	84,511	363,735
Unrealized losses, 12 months or more	740	1,495	788
Estimated Fair value,Unrealized losses, 12 months or more	19,654	18,976	11,364
Unrealized losses, total	930	2,050	4,551
Estimated Fair value, total	136,934	103,487	375,099
Pass-through Certificates [Member] | Non-GSE
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, less than 12 months		307
Estimated Fair value, less than 12 months		2,513
Unrealized losses, 12 months or more	640	948	737
Estimated Fair value,Unrealized losses, 12 months or more	7,385	5,002	10,126
Unrealized losses, total	640	1,255	737
Estimated Fair value, total	7,385	7,515	10,126
Pass-through Certificates [Member] | Government sponsored enterprises (GSE) [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, less than 12 months	105
Estimated Fair value, less than 12 months	14,717
Unrealized losses, total	105
Estimated Fair value, total	14,717
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Non-GSE
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, 12 months or more	40	37	51
Estimated Fair value,Unrealized losses, 12 months or more	735	842	1,238
Unrealized losses, total	40	37	51
Estimated Fair value, total	735	842	1,238
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Government sponsored enterprises (GSE) [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, less than 12 months	78	135	3,525
Estimated Fair value, less than 12 months	100,705	54,475	344,971
Unrealized losses, total	78	135	3,525
Estimated Fair value, total	100,705	54,475	344,971
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, less than 12 months	7	113	123
Estimated Fair value, less than 12 months	1,858	27,523	13,880
Unrealized losses, 12 months or more	60	510
Estimated Fair value,Unrealized losses, 12 months or more	11,534	13,132
Unrealized losses, total	67	623	123
Estimated Fair value, total	13,392	40,655	13,880
Investments In Mutual Funds And Other Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses, less than 12 months			115
Estimated Fair value, less than 12 months			4,884
Unrealized losses, total			115
Estimated Fair value, total			$ 4,884

Securities Held-to-Maturity (Summary of Mortgage-Backed Securities Held-to-Maturity) (Detail) (Held-to-maturity Securities, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 3,617	$ 5,060
Gross Unrealized Gains	154	213
Gross Unrealized Losses
Estimated Fair Value	3,771	5,273
Passthrough Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	629	854
Gross Unrealized Gains	43	45
Gross Unrealized Losses
Estimated Fair Value	672	899
Collateralized Mortgage Obligation Or Real Estate Mortgage Investment Conduit | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,988	4,206
Gross Unrealized Gains	111	168
Gross Unrealized Losses
Estimated Fair Value	$ 3,099	$ 4,374

Loans (Net Loans Held-For-Investment) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 973,713	$ 911,162		$ 764,120
Commercial and industrial loans	13,369	12,710		17,020
Insurance premium loans	454	59,096		44,517
Other loans	1,616	1,496		1,062
Total commercial and industrial, insurance premium, and other loans	15,439	73,302		62,599
Deferred loan cost, net	1,685	1,481		872
Originated loans held-for-investment, net	990,837	985,945		827,591
PCI Loans	82,111	88,522
Loans held for investmement, net	1,072,948	1,074,467		827,591
Allowance for loan losses	(27,042)	(26,836)	(23,520)	(21,819)	(15,414)	(8,778)
Net loans held-for-investment	1,045,906	1,047,631		805,772
Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	538,251	458,370		283,588
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	311,256	327,074		339,321
One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	69,781	72,592		78,032
Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	28,928	29,666		28,125
Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 25,497	$ 23,460		$ 35,054

Loans (Narrative) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans held for sale	$ 355,000		$ 355,000			$ 3,900,000
Loans serviced	35,300,000		35,300,000			41,300,000	52,100,000
Provision for loan losses						0
Investment in non accrual loans	34,400,000		34,400,000			43,800,000	59,300,000
Impairment of loans	30,600,000		30,600,000			36,100,000	52,000,000
Principal balance of loans on non accrual status	500,000		500,000			500,000
Loans on non accrual status	3,700,000		3,700,000			4,300,000	7,300,000
Loans held for sale	80,000		80,000			3,400,000	0
Accruing interest of loan	424,000		424,000			85,000	1,600,000
Loans with carrying balances not written down			37,900,000		27,900,000	27,900,000	24,800,000
Average recorded balance of impaired loans						58,700,000	54,300,000	27,200,000
Interest income from impaired loans						2,500,000	2,800,000	624,000
Troubled debt restructurings	47,100,000		47,100,000			41,600,000	31,200,000
Loan delinquent period						Thirty-one days
Purchased credit-impaired (PCI) loans held-for-investment	82,111,000		82,111,000			88,522,000
Criteria days for delinquent status			90 days or more
Delinquent status for other criteria days			Less than 90 days
Period of loan amount due			90 days
Average original impaired loans			55,900,000	62,200,000
Interest income on impaired loans	577,000	735,000	1,300,000	1,600,000
Commercial Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio						35.00%
One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans held for sale	275,000		275,000
Loan to value ratio	60.00%		60.00%			60.00%
TDR subsequently defaulted	257,000		257,000
Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans held for sale	80,000		80,000
Percentage of Purchase Credit Impaired Loans			55.00%
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio	35.00%		35.00%
Percentage of Purchase Credit Impaired Loans			34.00%
Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio						35.00%
Accrual Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans held for sale						3,900,000	1,200,000
Non Accrual Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans held for sale						3,400,000	0
Loan outstanding balance						$ 500,000

Loans (Activity In Allowance For Loan Losses) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 26,836	$ 21,819	$ 21,819	$ 15,414	$ 8,778
Provision for loan losses	1,159	3,117	12,589	10,084	9,038
Recoveries	39		108	20
Charge-offs	(953)	(1,416)	(7,680)	(3,699)	(2,402)
Balance at end of year	$ 27,042	$ 23,520	$ 26,836	$ 21,819	$ 15,414

Loans (Allowance for Loan Losses and the Loans Receivable by Portfolio Segment and Based on Impairment Method) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses:
Balance at beginning of year	$ 26,836	$ 21,819	$ 21,819	$ 15,414	$ 8,778
Charge-offs	(992)		(7,680)	(3,699)
Recoveries	39		108	20
Provisions	1,159	3,117	12,589	10,084	9,038
Balance at end of year	27,042	23,520	26,836	21,819	15,414
Ending balance: individually evaluated for impairment	4,664		4,064	2,655
Ending balance: collectively evaluated for impairment	22,378		22,772	19,164
Originated loans, net
Ending balance	990,837		985,945	827,591
Ending balance: individually evaluated for impairment	56,127		54,270	63,219
Ending balance: collectively evaluated for impairment	934,710		931,675	764,372
Commercial And Industrial Portfolio Segment [Member]
Allowance for loan losses:
Balance at beginning of year	2,035	719	719
Charge-offs	(90)		(638)
Recoveries	24		23
Provisions	227		1,931
Balance at end of year	2,196		2,035
Ending balance: individually evaluated for impairment	1,468		1,393
Ending balance: collectively evaluated for impairment	728		642
Originated loans, net
Ending balance	13,389		12,715
Ending balance: individually evaluated for impairment	5,617		2,043
Ending balance: collectively evaluated for impairment	7,772		10,672
Insurance Premium Portfolio Segment [Member]
Allowance for loan losses:
Balance at beginning of year	186	111	111
Charge-offs	(198)		(70)
Recoveries			30
Provisions	52		115
Balance at end of year	40		186
Ending balance: collectively evaluated for impairment	40		186
Originated loans, net
Ending balance	454		59,096
Ending balance: collectively evaluated for impairment	454		59,096
Other Portfolio Segment [Member]
Allowance for loan losses:
Balance at beginning of year	40	28	28
Charge-offs	(3)
Provisions	9		12
Balance at end of year	46		40
Ending balance: collectively evaluated for impairment	46		40
Originated loans, net
Ending balance	1,616		1,496
Ending balance: collectively evaluated for impairment	1,616		1,496
Multi Family | Real Estate Loans
Allowance for loan losses:
Balance at beginning of year	6,772	5,137	5,137
Charge-offs			(718)
Provisions	360		2,353
Balance at end of year	7,132		6,772
Ending balance: individually evaluated for impairment	343		338
Ending balance: collectively evaluated for impairment	6,789		6,434
Originated loans, net
Ending balance	539,452		459,434
Ending balance: individually evaluated for impairment	2,927		2,945
Ending balance: collectively evaluated for impairment	536,525		456,489
Commercial | Real Estate Loans
Allowance for loan losses:
Balance at beginning of year	14,120	12,654	12,654
Charge-offs	(655)		(5,398)
Recoveries	15		55
Provisions	539		6,809
Balance at end of year	14,019		14,120
Ending balance: individually evaluated for impairment	2,709		1,895
Ending balance: collectively evaluated for impairment	11,310		12,225
Originated loans, net
Ending balance	311,386		327,141
Ending balance: individually evaluated for impairment	44,844		43,448
Ending balance: collectively evaluated for impairment	266,542		283,693
One-to-Four Family Residential | Real Estate Loans
Allowance for loan losses:
Balance at beginning of year	967	570	570
Charge-offs			(101)
Provisions	(330)		498
Balance at end of year	637		967
Ending balance: individually evaluated for impairment	12		408
Ending balance: collectively evaluated for impairment	625		559
Originated loans, net
Ending balance	69,858		72,679
Ending balance: individually evaluated for impairment	785		2,532
Ending balance: collectively evaluated for impairment	69,073		70,147
Construction and Land | Real Estate Loans
Allowance for loan losses:
Balance at beginning of year	1,189	1,855	1,855
Charge-offs	(43)		(693)
Provisions	(119)		27
Balance at end of year	1,027		1,189
Ending balance: collectively evaluated for impairment	1,027		1,189
Originated loans, net
Ending balance	25,514		23,478
Ending balance: individually evaluated for impairment			1,709
Ending balance: collectively evaluated for impairment	25,514		21,769
Home Equity and Lines of Credit | Real Estate Loans
Allowance for loan losses:
Balance at beginning of year	418	242	242
Charge-offs	(3)		(62)
Provisions	146		238
Balance at end of year	561		418
Ending balance: individually evaluated for impairment	132		30
Ending balance: collectively evaluated for impairment	429		388
Originated loans, net
Ending balance	29,168		29,906
Ending balance: individually evaluated for impairment	1,954		1,593
Ending balance: collectively evaluated for impairment	27,214		28,313
Unallocated Financing Receivables [Member]
Allowance for loan losses:
Balance at beginning of year	1,109	503	503
Provisions	275		606
Balance at end of year	1,384		1,109
Ending balance: collectively evaluated for impairment	1,384		1,109
Real Estate | Multi Family
Allowance for loan losses:
Balance at beginning of year		5,137	5,137	1,866
Charge-offs			(718)	(2,132)
Provisions			2,353	5,403
Balance at end of year			6,772	5,137
Ending balance: individually evaluated for impairment			338	121
Ending balance: collectively evaluated for impairment			6,434	5,016
Originated loans, net
Ending balance			459,434	284,199
Ending balance: individually evaluated for impairment			2,945	5,083
Ending balance: collectively evaluated for impairment			456,489	279,116
Real Estate | One-to-Four Family Residential
Allowance for loan losses:
Balance at beginning of year		570	570	163
Charge-offs			(101)
Provisions			498	407
Balance at end of year			967	570
Ending balance: individually evaluated for impairment			408	369
Ending balance: collectively evaluated for impairment			559	201
Originated loans, net
Ending balance			72,679	78,109
Ending balance: individually evaluated for impairment			2,532	1,750
Ending balance: collectively evaluated for impairment			70,147	76,359
Real Estate | Construction and Land
Allowance for loan losses:
Balance at beginning of year		1,855	1,855	2,409
Charge-offs			(693)	(443)
Provisions			27	(111)
Balance at end of year			1,189	1,855
Ending balance: individually evaluated for impairment				36
Ending balance: collectively evaluated for impairment			1,189	1,819
Originated loans, net
Ending balance			23,478	35,077
Ending balance: individually evaluated for impairment			1,709	4,562
Ending balance: collectively evaluated for impairment			21,769	30,515
Real Estate | Home Equity and Lines of Credit
Allowance for loan losses:
Balance at beginning of year		242	242	210
Charge-offs			(62)
Provisions			238	32
Balance at end of year			418	242
Ending balance: individually evaluated for impairment			30
Ending balance: collectively evaluated for impairment			388	242
Originated loans, net
Ending balance			29,906	28,337
Ending balance: individually evaluated for impairment			1,593
Ending balance: collectively evaluated for impairment			28,313	28,337
Real Estate | Commercial
Allowance for loan losses:
Balance at beginning of year		12,654	12,654	8,403
Charge-offs			(5,398)	(987)
Recoveries			55
Provisions			6,809	5,238
Balance at end of year			14,120	12,654
Ending balance: individually evaluated for impairment			1,895	2,129
Ending balance: collectively evaluated for impairment			12,225	10,525
Originated loans, net
Ending balance			327,141	339,259
Ending balance: individually evaluated for impairment			43,448	51,324
Ending balance: collectively evaluated for impairment			283,693	287,935
Commercial And Industrial Loans
Allowance for loan losses:
Balance at beginning of year		719	719	1,877
Charge-offs			(638)	(36)
Recoveries			23
Provisions			1,931	(1,122)
Balance at end of year			2,035	719
Ending balance: individually evaluated for impairment			1,393
Ending balance: collectively evaluated for impairment			642	719
Originated loans, net
Ending balance			12,715	17,032
Ending balance: individually evaluated for impairment			2,043	500
Ending balance: collectively evaluated for impairment			10,672	16,532
Insurance Premium Loans
Allowance for loan losses:
Balance at beginning of year		111	111	101
Charge-offs			(70)	(101)
Recoveries			30	20
Provisions			115	91
Balance at end of year			186	111
Ending balance: collectively evaluated for impairment			186	111
Originated loans, net
Ending balance			59,096	44,517
Ending balance: collectively evaluated for impairment			59,096	44,517
Other Loans
Allowance for loan losses:
Balance at beginning of year		28	28	34
Provisions			12	(6)
Balance at end of year			40	28
Ending balance: collectively evaluated for impairment			40	28
Originated loans, net
Ending balance			1,496	1,061
Ending balance: collectively evaluated for impairment			1,496	1,061
Unallocated
Allowance for loan losses:
Balance at beginning of year		503	503	351
Provisions			606	152
Balance at end of year			1,109	503
Ending balance: collectively evaluated for impairment			$ 1,109	$ 503

Loans (Investment of Originated Loans Held-for-Investment, Net of Deferred Fees and Costs, by Loan Type and Credit Quality Indicator) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	$ 990,837	$ 985,945	$ 827,591
Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	873,997	869,294	733,717
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	46,642	39,894	24,108
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	70,198	76,757	69,766
Real Estate | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	34,764	33,129	27,824
Real Estate | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	276,622	294,012	311,435
Real Estate | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	23,747	24,150	19,384
Real Estate | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	515,705	435,284	264,815
Real Estate | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	37,689	42,359	51,757
Real Estate | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	32,169	30,320	26,352
Real Estate | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	25,514	23,478	35,077
Real Estate | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	29,168	29,906	28,337
Real Estate | Pass | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	32,491	30,478	24,826
Real Estate | Pass | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	204,788	214,120	248,759
Real Estate | Pass | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	23,107	23,595	18,880
Real Estate | Pass | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	495,344	419,433	256,948
Real Estate | Pass | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	35,291	39,808	49,928
Real Estate | Pass | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	28,723	27,806	22,247
Real Estate | Pass | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	15,938	17,229	24,767
Real Estate | Pass | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	26,790	27,751	28,042
Real Estate | Special Mention | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	562	624	1,613
Real Estate | Special Mention | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	25,090	23,271	12,108
Real Estate | Special Mention | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	123
Real Estate | Special Mention | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	13,456	11,989	5,233
Real Estate | Special Mention | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	1,546	1,730	1,206
Real Estate | Special Mention | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	389		1,750
Real Estate | Special Mention | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	4,228	631	1,128
Real Estate | Special Mention | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	676	389	55
Real Estate | Substandard | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	1,711	2,027	1,385
Real Estate | Substandard | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	46,744	56,621	50,568
Real Estate | Substandard | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	517	555	504
Real Estate | Substandard | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	6,905	3,862	2,634
Real Estate | Substandard | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	852	821	623
Real Estate | Substandard | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	3,057	2,514	2,355
Real Estate | Substandard | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	5,348	5,618	9,182
Real Estate | Substandard | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	1,702	1,766	240
Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	13,389	12,715	17,032
Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	9,465	8,761	14,110
Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	569	1,118	776
Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	3,355	2,836	2,146
Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	454	59,096	44,517
Insurance Premium Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	444	58,817	44,149
Insurance Premium Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	3	142	239
Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	7	137	129
Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	1,616	1,496	1,061
Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable, net	$ 1,616	$ 1,496	$ 1,061

Loans (Delinquency Status of Non-Performing Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	$ 18,151	$ 19,492
Financing receivable, recorded investment 30 to 89 days past due	1,483	4,208
Financing receivable, recorded investment, equal to greater than 90 days past due	14,735	20,081
Financing receivable, recorded investment past due, total	34,369	43,781
Financing receivable, recorded investment 90 days or more past due and accruing	424	85
Financing receivable, recorded investment, total non-performing loans	34,793	43,866
Loans Held-for-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	18,151	19,034	17,790
Financing receivable, recorded investment 30 to 89 days past due	1,483	4,033	18,874
Financing receivable, recorded investment, equal to greater than 90 days past due	14,655	17,266	22,617
Financing receivable, recorded investment past due, total	34,289	40,333	59,281
Financing receivable, recorded investment 90 days or more past due and accruing	424	85	1,609
Financing receivable, recorded investment, total non-performing loans	34,713	40,418	60,890
Loans Held-for-Investment | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		553
Financing receivable, recorded investment 30 to 89 days past due			267
Financing receivable, recorded investment, equal to greater than 90 days past due		814	1,056
Financing receivable, recorded investment past due, total		1,367	1,323
Financing receivable, recorded investment 90 days or more past due and accruing			38
Financing receivable, recorded investment, total non-performing loans		1,367	1,361
Loans Held-for-Investment | Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		724	100
Financing receivable, recorded investment past due, total		724	100
Financing receivable, recorded investment, total non-performing loans		724	100
Loans Held-for-Investment | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		553
Financing receivable, recorded investment 30 to 89 days past due			267
Financing receivable, recorded investment, equal to greater than 90 days past due		90	956
Financing receivable, recorded investment past due, total		643	1,223
Financing receivable, recorded investment, total non-performing loans		643	1,223
Loans Held-for-Investment | Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 90 days or more past due and accruing			38
Financing receivable, recorded investment, total non-performing loans			38
Loans Held-for-Investment | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		137	129
Financing receivable, recorded investment past due, total		137	129
Financing receivable, recorded investment, total non-performing loans		137	129
Loans Held-for-Investment | Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		137	129
Financing receivable, recorded investment past due, total		137	129
Financing receivable, recorded investment, total non-performing loans		137	129
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		210	135
Financing receivable, recorded investment 30 to 89 days past due		595	770
Financing receivable, recorded investment, equal to greater than 90 days past due		533	370
Financing receivable, recorded investment past due, total		1,338	1,275
Financing receivable, recorded investment 90 days or more past due and accruing			1,108
Financing receivable, recorded investment, total non-performing loans		1,338	2,383
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		210	135
Financing receivable, recorded investment 30 to 89 days past due		23	179
Financing receivable, recorded investment, equal to greater than 90 days past due		533	296
Financing receivable, recorded investment past due, total		766	610
Financing receivable, recorded investment 90 days or more past due and accruing			377
Financing receivable, recorded investment, total non-performing loans		766	987
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due		572	591
Financing receivable, recorded investment, equal to greater than 90 days past due			74
Financing receivable, recorded investment past due, total		572	665
Financing receivable, recorded investment 90 days or more past due and accruing			731
Financing receivable, recorded investment, total non-performing loans		572	1,396
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due		23	179
Financing receivable, recorded investment, equal to greater than 90 days past due		335	99
Financing receivable, recorded investment past due, total		358	278
Financing receivable, recorded investment 90 days or more past due and accruing			86
Financing receivable, recorded investment, total non-performing loans		358	364
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		210	135
Financing receivable, recorded investment, equal to greater than 90 days past due		198	197
Financing receivable, recorded investment past due, total		408	332
Financing receivable, recorded investment 90 days or more past due and accruing			291
Financing receivable, recorded investment, total non-performing loans		408	623
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due		572	591
Financing receivable, recorded investment, equal to greater than 90 days past due			74
Financing receivable, recorded investment past due, total		572	665
Financing receivable, recorded investment 90 days or more past due and accruing			731
Financing receivable, recorded investment, total non-performing loans		572	1,396
Loans Held-for-Investment | Construction and Land | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,709	2,152
Financing receivable, recorded investment 30 to 89 days past due			1,860
Financing receivable, recorded investment, equal to greater than 90 days past due			1,110
Financing receivable, recorded investment past due, total		1,709	5,122
Financing receivable, recorded investment 90 days or more past due and accruing			404
Financing receivable, recorded investment, total non-performing loans		1,709	5,526
Loans Held-for-Investment | Construction and Land | Real Estate Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 90 days or more past due and accruing			404
Financing receivable, recorded investment, total non-performing loans			404
Loans Held-for-Investment | Construction and Land | Real Estate Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,709	2,152
Financing receivable, recorded investment 30 to 89 days past due			1,860
Financing receivable, recorded investment, equal to greater than 90 days past due			1,110
Financing receivable, recorded investment past due, total		1,709	5,122
Financing receivable, recorded investment, total non-performing loans		1,709	5,122
Loans Held-for-Investment | Multi Family | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		523	1,824
Financing receivable, recorded investment 30 to 89 days past due			927
Financing receivable, recorded investment, equal to greater than 90 days past due		1,179	2,112
Financing receivable, recorded investment past due, total		1,702	4,863
Financing receivable, recorded investment 90 days or more past due and accruing		72
Financing receivable, recorded investment, total non-performing loans		1,774	4,863
Loans Held-for-Investment | Multi Family | Real Estate Loans | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		523
Financing receivable, recorded investment 30 to 89 days past due			504
Financing receivable, recorded investment past due, total		523	504
Financing receivable, recorded investment, total non-performing loans		523	504
Loans Held-for-Investment | Multi Family | Real Estate Loans | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due			1,824
Financing receivable, recorded investment 30 to 89 days past due			423
Financing receivable, recorded investment, equal to greater than 90 days past due		1,179	2,112
Financing receivable, recorded investment past due, total		1,179	4,359
Financing receivable, recorded investment 90 days or more past due and accruing		72
Financing receivable, recorded investment, total non-performing loans		1,251	4,359
Loans Held-for-Investment | Multi Family | Real Estate Loans | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due			1,824
Financing receivable, recorded investment past due, total			1,824
Financing receivable, recorded investment, total non-performing loans			1,824
Loans Held-for-Investment | Multi Family | Real Estate Loans | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		523
Financing receivable, recorded investment 30 to 89 days past due			504
Financing receivable, recorded investment past due, total		523	504
Financing receivable, recorded investment, total non-performing loans		523	504
Loans Held-for-Investment | Multi Family | Real Estate Loans | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due			423
Financing receivable, recorded investment, equal to greater than 90 days past due		1,179	2,112
Financing receivable, recorded investment past due, total		1,179	2,535
Financing receivable, recorded investment 90 days or more past due and accruing		72
Financing receivable, recorded investment, total non-performing loans		1,251	2,535
Loans Held-for-Investment | Home Equity and Lines of Credit | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		102
Financing receivable, recorded investment, equal to greater than 90 days past due		1,664	181
Financing receivable, recorded investment past due, total		1,766	181
Financing receivable, recorded investment 90 days or more past due and accruing			59
Financing receivable, recorded investment, total non-performing loans		1,766	240
Loans Held-for-Investment | Home Equity and Lines of Credit | Real Estate Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		102
Financing receivable, recorded investment, equal to greater than 90 days past due		1,664	181
Financing receivable, recorded investment past due, total		1,766	181
Financing receivable, recorded investment 90 days or more past due and accruing			59
Financing receivable, recorded investment, total non-performing loans		1,766	240
Loans Held-for-Investment | Commercial | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		15,937	13,679
Financing receivable, recorded investment 30 to 89 days past due		3,438	15,050
Financing receivable, recorded investment, equal to greater than 90 days past due		12,939	17,659
Financing receivable, recorded investment past due, total		32,314	46,388
Financing receivable, recorded investment 90 days or more past due and accruing		13
Financing receivable, recorded investment, total non-performing loans		32,327	46,388
Loans Held-for-Investment | Commercial | Real Estate Loans | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		404	29
Financing receivable, recorded investment, equal to greater than 90 days past due		1,360
Financing receivable, recorded investment past due, total		1,764	29
Financing receivable, recorded investment 90 days or more past due and accruing		13
Financing receivable, recorded investment, total non-performing loans		1,777	29
Loans Held-for-Investment | Commercial | Real Estate Loans | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		15,533	13,650
Financing receivable, recorded investment 30 to 89 days past due		3,438	15,050
Financing receivable, recorded investment, equal to greater than 90 days past due		11,579	17,659
Financing receivable, recorded investment past due, total		30,550	46,359
Financing receivable, recorded investment, total non-performing loans		30,550	46,359
Loans Held-for-Investment | Commercial | Real Estate Loans | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due			29
Financing receivable, recorded investment past due, total			29
Financing receivable, recorded investment 90 days or more past due and accruing		13
Financing receivable, recorded investment, total non-performing loans		13	29
Loans Held-for-Investment | Commercial | Real Estate Loans | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		876
Financing receivable, recorded investment, equal to greater than 90 days past due		1,020
Financing receivable, recorded investment past due, total		1,896
Financing receivable, recorded investment, total non-performing loans		1,896
Loans Held-for-Investment | Commercial | Real Estate Loans | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		404
Financing receivable, recorded investment, equal to greater than 90 days past due		1,360
Financing receivable, recorded investment past due, total		1,764
Financing receivable, recorded investment, total non-performing loans		1,764
Loans Held-for-Investment | Commercial | Real Estate Loans | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		14,657	13,650
Financing receivable, recorded investment 30 to 89 days past due		3,438	15,050
Financing receivable, recorded investment, equal to greater than 90 days past due		10,559	17,659
Financing receivable, recorded investment past due, total		28,654	46,359
Financing receivable, recorded investment, total non-performing loans		28,654	46,359
Loans Held-for-Investment | Real Estate Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	14,948
Financing receivable, recorded investment 30 to 89 days past due	464
Financing receivable, recorded investment, equal to greater than 90 days past due	9,966
Financing receivable, recorded investment past due, total	25,378
Financing receivable, recorded investment 90 days or more past due and accruing	4
Financing receivable, recorded investment, total non-performing loans	25,382
Loans Held-for-Investment | Real Estate Loans | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	353
Financing receivable, recorded investment, equal to greater than 90 days past due	1,358
Financing receivable, recorded investment past due, total	1,711
Financing receivable, recorded investment 90 days or more past due and accruing	4
Financing receivable, recorded investment, total non-performing loans	1,715
Loans Held-for-Investment | Real Estate Loans | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	14,595
Financing receivable, recorded investment 30 to 89 days past due	464
Financing receivable, recorded investment, equal to greater than 90 days past due	8,608
Financing receivable, recorded investment past due, total	23,667
Financing receivable, recorded investment, total non-performing loans	23,667
Loans Held-for-Investment | Real Estate Loans | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 90 days or more past due and accruing	4
Financing receivable, recorded investment, total non-performing loans	4
Loans Held-for-Investment | Real Estate Loans | Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	353
Financing receivable, recorded investment, equal to greater than 90 days past due	1,358
Financing receivable, recorded investment past due, total	1,711
Financing receivable, recorded investment, total non-performing loans	1,711
Loans Held-for-Investment | Real Estate Loans | Commercial | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	14,595
Financing receivable, recorded investment 30 to 89 days past due	464
Financing receivable, recorded investment, equal to greater than 90 days past due	8,608
Financing receivable, recorded investment past due, total	23,667
Financing receivable, recorded investment, total non-performing loans	23,667
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	284
Financing receivable, recorded investment 30 to 89 days past due	919
Financing receivable, recorded investment, equal to greater than 90 days past due	457
Financing receivable, recorded investment past due, total	1,660
Financing receivable, recorded investment 90 days or more past due and accruing	290
Financing receivable, recorded investment, total non-performing loans	1,950
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	50
Financing receivable, recorded investment 30 to 89 days past due	227
Financing receivable, recorded investment, equal to greater than 90 days past due	327
Financing receivable, recorded investment past due, total	604
Financing receivable, recorded investment 90 days or more past due and accruing	37
Financing receivable, recorded investment, total non-performing loans	641
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	234
Financing receivable, recorded investment 30 to 89 days past due	692
Financing receivable, recorded investment, equal to greater than 90 days past due	130
Financing receivable, recorded investment past due, total	1,056
Financing receivable, recorded investment 90 days or more past due and accruing	253
Financing receivable, recorded investment, total non-performing loans	1,309
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due	20
Financing receivable, recorded investment, equal to greater than 90 days past due	327
Financing receivable, recorded investment past due, total	347
Financing receivable, recorded investment 90 days or more past due and accruing	37
Financing receivable, recorded investment, total non-performing loans	384
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	50
Financing receivable, recorded investment 30 to 89 days past due	207
Financing receivable, recorded investment past due, total	257
Financing receivable, recorded investment, total non-performing loans	257
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	234
Financing receivable, recorded investment 30 to 89 days past due	692
Financing receivable, recorded investment, equal to greater than 90 days past due	130
Financing receivable, recorded investment past due, total	1,056
Financing receivable, recorded investment 90 days or more past due and accruing	253
Financing receivable, recorded investment, total non-performing loans	1,309
Loans Held-for-Investment | Real Estate Loans | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	1,861
Financing receivable, recorded investment past due, total	1,861
Financing receivable, recorded investment, total non-performing loans	1,861
Loans Held-for-Investment | Real Estate Loans | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	1,861
Financing receivable, recorded investment past due, total	1,861
Financing receivable, recorded investment, total non-performing loans	1,861
Loans Held-for-Investment | Real Estate Loans | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	517
Financing receivable, recorded investment, equal to greater than 90 days past due	1,899
Financing receivable, recorded investment past due, total	2,416
Financing receivable, recorded investment 90 days or more past due and accruing	71
Financing receivable, recorded investment, total non-performing loans	2,487
Loans Held-for-Investment | Real Estate Loans | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	517
Financing receivable, recorded investment past due, total	517
Financing receivable, recorded investment, total non-performing loans	517
Loans Held-for-Investment | Real Estate Loans | Multi Family | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	1,899
Financing receivable, recorded investment past due, total	1,899
Financing receivable, recorded investment 90 days or more past due and accruing	71
Financing receivable, recorded investment, total non-performing loans	1,970
Loans Held-for-Investment | Real Estate Loans | Multi Family | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	517
Financing receivable, recorded investment past due, total	517
Financing receivable, recorded investment, total non-performing loans	517
Loans Held-for-Investment | Real Estate Loans | Multi Family | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	1,899
Financing receivable, recorded investment past due, total	1,899
Financing receivable, recorded investment 90 days or more past due and accruing	71
Financing receivable, recorded investment, total non-performing loans	1,970
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due	100
Financing receivable, recorded investment, equal to greater than 90 days past due	1,602
Financing receivable, recorded investment past due, total	1,702
Financing receivable, recorded investment, total non-performing loans	1,702
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due	100
Financing receivable, recorded investment, equal to greater than 90 days past due	1,602
Financing receivable, recorded investment past due, total	1,702
Financing receivable, recorded investment, total non-performing loans	1,702
Loans Held-for-Investment | Commercial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	541
Financing receivable, recorded investment, equal to greater than 90 days past due	724
Financing receivable, recorded investment past due, total	1,265
Financing receivable, recorded investment, total non-performing loans	1,265
Loans Held-for-Investment | Commercial And Industrial Portfolio Segment [Member] | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	541
Financing receivable, recorded investment, equal to greater than 90 days past due	724
Financing receivable, recorded investment past due, total	1,265
Financing receivable, recorded investment, total non-performing loans	1,265
Loans Held-for-Investment | Insurance Premium Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	7
Financing receivable, recorded investment past due, total	7
Financing receivable, recorded investment, total non-performing loans	7
Loans Held-for-Investment | Insurance Premium Portfolio Segment [Member] | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	7
Financing receivable, recorded investment past due, total	7
Financing receivable, recorded investment, total non-performing loans	7
Loans Held-for-Investment | Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 90 days or more past due and accruing	59
Financing receivable, recorded investment, total non-performing loans	59
Loans Held-for-Investment | Other Portfolio Segment [Member] | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 90 days or more past due and accruing	59
Financing receivable, recorded investment, total non-performing loans	59
Loans Held-for-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		458
Financing receivable, recorded investment 30 to 89 days past due		175
Financing receivable, recorded investment, equal to greater than 90 days past due	80	2,815
Financing receivable, recorded investment past due, total	80	3,448
Financing receivable, recorded investment, total non-performing loans	80	3,448
Loans Held-for-Sale | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		208
Financing receivable, recorded investment past due, total		208
Financing receivable, recorded investment, total non-performing loans		208
Loans Held-for-Sale | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		208
Financing receivable, recorded investment past due, total		208
Financing receivable, recorded investment, total non-performing loans		208
Loans Held-for-Sale | Construction and Land | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		422
Financing receivable, recorded investment past due, total		422
Financing receivable, recorded investment, total non-performing loans		422
Loans Held-for-Sale | Construction and Land | Real Estate Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		422
Financing receivable, recorded investment past due, total		422
Financing receivable, recorded investment, total non-performing loans		422
Loans Held-for-Sale | Multi Family | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		473
Financing receivable, recorded investment past due, total		473
Financing receivable, recorded investment, total non-performing loans		473
Loans Held-for-Sale | Multi Family | Real Estate Loans | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		32
Financing receivable, recorded investment past due, total		32
Financing receivable, recorded investment, total non-performing loans		32
Loans Held-for-Sale | Multi Family | Real Estate Loans | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		441
Financing receivable, recorded investment past due, total		441
Financing receivable, recorded investment, total non-performing loans		441
Loans Held-for-Sale | Multi Family | Real Estate Loans | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		32
Financing receivable, recorded investment past due, total		32
Financing receivable, recorded investment, total non-performing loans		32
Loans Held-for-Sale | Multi Family | Real Estate Loans | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		441
Financing receivable, recorded investment past due, total		441
Financing receivable, recorded investment, total non-performing loans		441
Loans Held-for-Sale | Commercial | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		458
Financing receivable, recorded investment 30 to 89 days past due		175
Financing receivable, recorded investment, equal to greater than 90 days past due		1,712
Financing receivable, recorded investment past due, total		2,345
Financing receivable, recorded investment, total non-performing loans		2,345
Loans Held-for-Sale | Commercial | Real Estate Loans | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		263
Financing receivable, recorded investment past due, total		263
Financing receivable, recorded investment, total non-performing loans		263
Loans Held-for-Sale | Commercial | Real Estate Loans | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		458
Financing receivable, recorded investment 30 to 89 days past due		175
Financing receivable, recorded investment, equal to greater than 90 days past due		1,449
Financing receivable, recorded investment past due, total		2,082
Financing receivable, recorded investment, total non-performing loans		2,082
Loans Held-for-Sale | Commercial | Real Estate Loans | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		263
Financing receivable, recorded investment past due, total		263
Financing receivable, recorded investment, total non-performing loans		263
Loans Held-for-Sale | Commercial | Real Estate Loans | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		458
Financing receivable, recorded investment 30 to 89 days past due		175
Financing receivable, recorded investment, equal to greater than 90 days past due		1,449
Financing receivable, recorded investment past due, total		2,082
Financing receivable, recorded investment, total non-performing loans		2,082
Loans Held-for-Sale | Commercial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	80
Financing receivable, recorded investment past due, total	80
Financing receivable, recorded investment, total non-performing loans	80
Loans Held-for-Sale | Commercial And Industrial Portfolio Segment [Member] | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	80
Financing receivable, recorded investment past due, total	80
Financing receivable, recorded investment, total non-performing loans	$ 80

Loans (Detail and Delinquency Status of Originated Loans Held-For-Investment, Net of Deferred Fees and Costs, By Performing and Non-Performing Loans) (Detail) (USD $)
In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	$ 18,151	$ 19,492
Financing receivable, recorded investment 30 to 89 days past due	1,483	4,208
Financing receivable, recorded investment past due, total	34,369	43,781
Financing receivable, recorded investment total non-performing loans and accruing	34,793	43,866
Financing receivable, recorded investment, total loans receivable	990,837	985,945	827,591
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	311,386
Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	34,764
Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	276,622
Commercial | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	32,491
Commercial | Pass | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	204,788
Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	562
Commercial | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	25,090
Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	1,711
Commercial | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	46,744
One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	69,858
One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	37,689
One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	32,169
One-to-Four Family Residential | Pass | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	35,291
One-to-Four Family Residential | Pass | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	28,723
One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	1,546
One-to-Four Family Residential | Special Mention | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	389
One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	852
One-to-Four Family Residential | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	3,057
Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	25,514
Construction and Land | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	15,938
Construction and Land | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	4,228
Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	5,348
Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	539,452
Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	23,747
Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	515,705
Multi Family | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	23,107
Multi Family | Pass | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	495,344
Multi Family | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	123
Multi Family | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	13,456
Multi Family | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	517
Multi Family | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	6,905
Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	29,168
Home Equity and Lines of Credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	26,790
Home Equity and Lines of Credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	676
Home Equity and Lines of Credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	1,702
Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	454
Insurance Premium Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	444
Insurance Premium Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	3
Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	7
Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	1,616
Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	1,616
Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	13,389
Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	9,465
Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	569
Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable	3,355
Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	944,004
Financing receivable, recorded investment 30 to 89 days past due	12,120
Financing receivable, recorded investment past due, total	956,124
Performing Financing Receivable [Member] | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	279,506
Financing receivable, recorded investment 30 to 89 days past due	6,498
Financing receivable, recorded investment past due, total	286,004
Performing Financing Receivable [Member] | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	33,049
Financing receivable, recorded investment past due, total	33,049
Performing Financing Receivable [Member] | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	246,457
Financing receivable, recorded investment 30 to 89 days past due	6,498
Financing receivable, recorded investment past due, total	252,955
Performing Financing Receivable [Member] | Commercial | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	32,491
Financing receivable, recorded investment past due, total	32,491
Performing Financing Receivable [Member] | Commercial | Pass | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	202,767
Financing receivable, recorded investment 30 to 89 days past due	2,021
Financing receivable, recorded investment past due, total	204,788
Performing Financing Receivable [Member] | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	558
Financing receivable, recorded investment past due, total	558
Performing Financing Receivable [Member] | Commercial | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	25,090
Financing receivable, recorded investment past due, total	25,090
Performing Financing Receivable [Member] | Commercial | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	18,600
Financing receivable, recorded investment 30 to 89 days past due	4,477
Financing receivable, recorded investment past due, total	23,077
Performing Financing Receivable [Member] | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	64,803
Financing receivable, recorded investment 30 to 89 days past due	3,105
Financing receivable, recorded investment past due, total	67,908
Performing Financing Receivable [Member] | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	35,650
Financing receivable, recorded investment 30 to 89 days past due	1,398
Financing receivable, recorded investment past due, total	37,048
Performing Financing Receivable [Member] | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	29,153
Financing receivable, recorded investment 30 to 89 days past due	1,707
Financing receivable, recorded investment past due, total	30,860
Performing Financing Receivable [Member] | One-to-Four Family Residential | Pass | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	34,807
Financing receivable, recorded investment 30 to 89 days past due	484
Financing receivable, recorded investment past due, total	35,291
Performing Financing Receivable [Member] | One-to-Four Family Residential | Pass | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	27,016
Financing receivable, recorded investment 30 to 89 days past due	1,707
Financing receivable, recorded investment past due, total	28,723
Performing Financing Receivable [Member] | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	718
Financing receivable, recorded investment 30 to 89 days past due	444
Financing receivable, recorded investment past due, total	1,162
Performing Financing Receivable [Member] | One-to-Four Family Residential | Special Mention | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	389
Financing receivable, recorded investment past due, total	389
Performing Financing Receivable [Member] | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	125
Financing receivable, recorded investment 30 to 89 days past due	470
Financing receivable, recorded investment past due, total	595
Performing Financing Receivable [Member] | One-to-Four Family Residential | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	1,748
Financing receivable, recorded investment past due, total	1,748
Performing Financing Receivable [Member] | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	23,653
Financing receivable, recorded investment past due, total	23,653
Performing Financing Receivable [Member] | Construction and Land | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	15,938
Financing receivable, recorded investment past due, total	15,938
Performing Financing Receivable [Member] | Construction and Land | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	4,228
Financing receivable, recorded investment past due, total	4,228
Performing Financing Receivable [Member] | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	3,487
Financing receivable, recorded investment past due, total	3,487
Performing Financing Receivable [Member] | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	534,765
Financing receivable, recorded investment 30 to 89 days past due	2,200
Financing receivable, recorded investment past due, total	536,965
Performing Financing Receivable [Member] | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	23,087
Financing receivable, recorded investment 30 to 89 days past due	143
Financing receivable, recorded investment past due, total	23,230
Performing Financing Receivable [Member] | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	511,678
Financing receivable, recorded investment 30 to 89 days past due	2,057
Financing receivable, recorded investment past due, total	513,735
Performing Financing Receivable [Member] | Multi Family | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	22,964
Financing receivable, recorded investment 30 to 89 days past due	143
Financing receivable, recorded investment past due, total	23,107
Performing Financing Receivable [Member] | Multi Family | Pass | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	495,344
Financing receivable, recorded investment past due, total	495,344
Performing Financing Receivable [Member] | Multi Family | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	123
Financing receivable, recorded investment past due, total	123
Performing Financing Receivable [Member] | Multi Family | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	11,739
Financing receivable, recorded investment 30 to 89 days past due	1,717
Financing receivable, recorded investment past due, total	13,456
Performing Financing Receivable [Member] | Multi Family | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	4,595
Financing receivable, recorded investment 30 to 89 days past due	340
Financing receivable, recorded investment past due, total	4,935
Performing Financing Receivable [Member] | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	27,373
Financing receivable, recorded investment 30 to 89 days past due	93
Financing receivable, recorded investment past due, total	27,466
Performing Financing Receivable [Member] | Home Equity and Lines of Credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	26,790
Financing receivable, recorded investment past due, total	26,790
Performing Financing Receivable [Member] | Home Equity and Lines of Credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	583
Financing receivable, recorded investment 30 to 89 days past due	93
Financing receivable, recorded investment past due, total	676
Performing Financing Receivable [Member] | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	358
Financing receivable, recorded investment 30 to 89 days past due	89
Financing receivable, recorded investment past due, total	447
Performing Financing Receivable [Member] | Insurance Premium Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	358
Financing receivable, recorded investment 30 to 89 days past due	86
Financing receivable, recorded investment past due, total	444
Performing Financing Receivable [Member] | Insurance Premium Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due	3
Financing receivable, recorded investment past due, total	3
Performing Financing Receivable [Member] | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	1,520
Financing receivable, recorded investment 30 to 89 days past due	37
Financing receivable, recorded investment past due, total	1,557
Performing Financing Receivable [Member] | Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	1,520
Financing receivable, recorded investment 30 to 89 days past due	37
Financing receivable, recorded investment past due, total	1,557
Performing Financing Receivable [Member] | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	12,026
Financing receivable, recorded investment 30 to 89 days past due	98
Financing receivable, recorded investment past due, total	12,124
Performing Financing Receivable [Member] | Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	9,465
Financing receivable, recorded investment past due, total	9,465
Performing Financing Receivable [Member] | Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	471
Financing receivable, recorded investment 30 to 89 days past due	98
Financing receivable, recorded investment past due, total	569
Performing Financing Receivable [Member] | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	2,090
Financing receivable, recorded investment past due, total	2,090
Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	34,713
Nonperforming Financing Receivable [Member] | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	25,382
Nonperforming Financing Receivable [Member] | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,715
Nonperforming Financing Receivable [Member] | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	23,667
Nonperforming Financing Receivable [Member] | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	4
Nonperforming Financing Receivable [Member] | Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,711
Nonperforming Financing Receivable [Member] | Commercial | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	23,667
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,950
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	641
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,309
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	384
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	257
Nonperforming Financing Receivable [Member] | One-to-Four Family Residential | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,309
Nonperforming Financing Receivable [Member] | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,861
Nonperforming Financing Receivable [Member] | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,861
Nonperforming Financing Receivable [Member] | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	2,487
Nonperforming Financing Receivable [Member] | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	517
Nonperforming Financing Receivable [Member] | Multi Family | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,970
Nonperforming Financing Receivable [Member] | Multi Family | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	517
Nonperforming Financing Receivable [Member] | Multi Family | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,970
Nonperforming Financing Receivable [Member] | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,702
Nonperforming Financing Receivable [Member] | Home Equity and Lines of Credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,702
Nonperforming Financing Receivable [Member] | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	7
Nonperforming Financing Receivable [Member] | Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	7
Nonperforming Financing Receivable [Member] | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	59
Nonperforming Financing Receivable [Member] | Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	59
Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,265
Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing	1,265
Loans Held-for-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		985,945	827,591
Loans Held-for-Investment | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		59,096	44,517
Loans Held-for-Investment | Insurance Premium Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		58,817	44,149
Loans Held-for-Investment | Insurance Premium Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		142	239
Loans Held-for-Investment | Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		137	129
Loans Held-for-Investment | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,496	1,061
Loans Held-for-Investment | Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,496	1,061
Loans Held-for-Investment | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		12,715	17,032
Loans Held-for-Investment | Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		8,969	14,110
Loans Held-for-Investment | Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,118	776
Loans Held-for-Investment | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		2,628	2,146
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		72,679	78,109
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		42,359	51,757
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		30,320	26,352
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Pass | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		39,808	49,928
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Pass | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		27,806	22,247
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,730	1,206
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Special Mention | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable			1,750
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		821	623
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Substandard | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		2,514	2,355
Loans Held-for-Investment | Real Estate Loans | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		23,478	35,077
Loans Held-for-Investment | Real Estate Loans | Construction and Land | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		17,651	24,767
Loans Held-for-Investment | Real Estate Loans | Construction and Land | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		631	1,128
Loans Held-for-Investment | Real Estate Loans | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		5,196	9,182
Loans Held-for-Investment | Real Estate Loans | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		459,434	284,199
Loans Held-for-Investment | Real Estate Loans | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		24,118	19,384
Loans Held-for-Investment | Real Estate Loans | Multi Family | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		435,316	264,815
Loans Held-for-Investment | Real Estate Loans | Multi Family | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		23,595	18,880
Loans Held-for-Investment | Real Estate Loans | Multi Family | Pass | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		419,906	256,948
Loans Held-for-Investment | Real Estate Loans | Multi Family | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		11,989	5,233
Loans Held-for-Investment | Real Estate Loans | Multi Family | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		523	504
Loans Held-for-Investment | Real Estate Loans | Multi Family | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		3,421	2,634
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		29,906	28,337
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		27,751	28,042
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		389	55
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,766	240
Loans Held-for-Investment | Real Estate Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		327,141	339,259
Loans Held-for-Investment | Real Estate Loans | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		32,866	27,824
Loans Held-for-Investment | Real Estate Loans | Commercial | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		294,275	311,435
Loans Held-for-Investment | Real Estate Loans | Commercial | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		30,478	24,826
Loans Held-for-Investment | Real Estate Loans | Commercial | Pass | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		216,465	248,759
Loans Held-for-Investment | Real Estate Loans | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		624	1,613
Loans Held-for-Investment | Real Estate Loans | Commercial | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		23,271	12,108
Loans Held-for-Investment | Real Estate Loans | Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		1,764	1,385
Loans Held-for-Investment | Real Estate Loans | Commercial | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, total loans receivable		54,539	50,568
Loans Held-for-Investment | Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		40,418	60,890
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		137	129
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		137	129
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,367	1,361
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing			38
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		724	100
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		643	1,223
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,338	2,383
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		766	987
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		572	1,396
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		358	364
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		408	623
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | One-to-Four Family Residential | Substandard | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		572	1,396
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,709	5,526
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Construction and Land | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing			404
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,709	5,122
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,774	4,863
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		523	504
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,251	4,359
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing			1,824
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		523	504
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Multi Family | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,251	2,535
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,766	240
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Home Equity and Lines of Credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,766	240
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		32,327	46,388
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,777	29
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		30,550	46,359
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		13	29
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,896
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		1,764
Loans Held-for-Investment | Nonperforming Financing Receivable [Member] | Real Estate Loans | Commercial | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment total non-performing loans and accruing		28,654	46,359
Loans Held-for-Investment | Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		924,460	746,903
Financing receivable, recorded investment 30 to 89 days past due		21,067	19,798
Financing receivable, recorded investment past due, total		945,527	766,701
Loans Held-for-Investment | Performing Loans [Member] | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		58,391	43,728
Financing receivable, recorded investment 30 to 89 days past due		568	660
Financing receivable, recorded investment past due, total		58,959	44,388
Loans Held-for-Investment | Performing Loans [Member] | Insurance Premium Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		58,391	43,728
Financing receivable, recorded investment 30 to 89 days past due		426	421
Financing receivable, recorded investment past due, total		58,817	44,149
Loans Held-for-Investment | Performing Loans [Member] | Insurance Premium Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due		142	239
Financing receivable, recorded investment past due, total		142	239
Loans Held-for-Investment | Performing Loans [Member] | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,405	959
Financing receivable, recorded investment 30 to 89 days past due		91	102
Financing receivable, recorded investment past due, total		1,496	1,061
Loans Held-for-Investment | Performing Loans [Member] | Other Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,405	959
Financing receivable, recorded investment 30 to 89 days past due		91	102
Financing receivable, recorded investment past due, total		1,496	1,061
Loans Held-for-Investment | Performing Loans [Member] | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		11,141	15,135
Financing receivable, recorded investment 30 to 89 days past due		207	536
Financing receivable, recorded investment past due, total		11,348	15,671
Loans Held-for-Investment | Performing Loans [Member] | Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		8,887	13,626
Financing receivable, recorded investment 30 to 89 days past due		82	446
Financing receivable, recorded investment past due, total		8,969	14,072
Loans Held-for-Investment | Performing Loans [Member] | Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		269	586
Financing receivable, recorded investment 30 to 89 days past due		125	90
Financing receivable, recorded investment past due, total		394	676
Loans Held-for-Investment | Performing Loans [Member] | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,985	923
Financing receivable, recorded investment past due, total		1,985	923
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		69,083	73,151
Financing receivable, recorded investment 30 to 89 days past due		2,258	2,575
Financing receivable, recorded investment past due, total		71,341	75,726
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		40,523	49,013
Financing receivable, recorded investment 30 to 89 days past due		1,070	1,757
Financing receivable, recorded investment past due, total		41,593	50,770
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		28,560	24,138
Financing receivable, recorded investment 30 to 89 days past due		1,188	818
Financing receivable, recorded investment past due, total		29,748	24,956
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Pass | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		39,420	48,930
Financing receivable, recorded investment 30 to 89 days past due		388	998
Financing receivable, recorded investment past due, total		39,808	49,928
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Pass | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		26,618	21,429
Financing receivable, recorded investment 30 to 89 days past due		1,188	818
Financing receivable, recorded investment past due, total		27,806	22,247
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		974	83
Financing receivable, recorded investment 30 to 89 days past due		398	759
Financing receivable, recorded investment past due, total		1,372	842
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Special Mention | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due			1,750
Financing receivable, recorded investment past due, total			1,750
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		129
Financing receivable, recorded investment 30 to 89 days past due		284
Financing receivable, recorded investment past due, total		413
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | One-to-Four Family Residential | Substandard | Greater Than Sixty Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,942	959
Financing receivable, recorded investment past due, total		1,942	959
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		18,728	29,052
Financing receivable, recorded investment 30 to 89 days past due		3,041	499
Financing receivable, recorded investment past due, total		21,769	29,551
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Construction and Land | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		14,610	24,767
Financing receivable, recorded investment 30 to 89 days past due		3,041
Financing receivable, recorded investment past due, total		17,651	24,767
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Construction and Land | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		631	225
Financing receivable, recorded investment 30 to 89 days past due			499
Financing receivable, recorded investment past due, total		631	724
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		3,487	4,060
Financing receivable, recorded investment past due, total		3,487	4,060
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		451,192	273,142
Financing receivable, recorded investment 30 to 89 days past due		6,468	6,194
Financing receivable, recorded investment past due, total		457,660	279,336
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		23,595	18,656
Financing receivable, recorded investment 30 to 89 days past due			224
Financing receivable, recorded investment past due, total		23,595	18,880
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		427,597	254,486
Financing receivable, recorded investment 30 to 89 days past due		6,468	5,970
Financing receivable, recorded investment past due, total		434,065	260,456
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		23,595	18,656
Financing receivable, recorded investment 30 to 89 days past due			224
Financing receivable, recorded investment past due, total		23,595	18,880
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Pass | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		416,453	251,129
Financing receivable, recorded investment 30 to 89 days past due		3,453	5,819
Financing receivable, recorded investment past due, total		419,906	256,948
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		10,526	3,258
Financing receivable, recorded investment 30 to 89 days past due		1,463	151
Financing receivable, recorded investment past due, total		11,989	3,409
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Multi Family | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		618	99
Financing receivable, recorded investment 30 to 89 days past due		1,552
Financing receivable, recorded investment past due, total		2,170	99
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		28,110	27,835
Financing receivable, recorded investment 30 to 89 days past due		30	262
Financing receivable, recorded investment past due, total		28,140	28,097
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Home Equity and Lines of Credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		27,721	27,780
Financing receivable, recorded investment 30 to 89 days past due		30	262
Financing receivable, recorded investment past due, total		27,751	28,042
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Home Equity and Lines of Credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		389	55
Financing receivable, recorded investment past due, total		389	55
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		286,410	283,901
Financing receivable, recorded investment 30 to 89 days past due		8,404	8,970
Financing receivable, recorded investment past due, total		294,814	292,871
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		31,089	25,891
Financing receivable, recorded investment 30 to 89 days past due			1,904
Financing receivable, recorded investment past due, total		31,089	27,795
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		255,321	258,010
Financing receivable, recorded investment 30 to 89 days past due		8,404	7,066
Financing receivable, recorded investment past due, total		263,725	265,076
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Pass | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		30,478	24,823
Financing receivable, recorded investment 30 to 89 days past due			3
Financing receivable, recorded investment past due, total		30,478	24,826
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Pass | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		215,123	242,131
Financing receivable, recorded investment 30 to 89 days past due		1,342	6,628
Financing receivable, recorded investment past due, total		216,465	248,759
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		611	1,068
Financing receivable, recorded investment 30 to 89 days past due			516
Financing receivable, recorded investment past due, total		611	1,584
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Special Mention | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		20,796	11,670
Financing receivable, recorded investment 30 to 89 days past due		579	438
Financing receivable, recorded investment past due, total		21,375	12,108
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due			1,385
Financing receivable, recorded investment past due, total			1,385
Loans Held-for-Investment | Performing Loans [Member] | Real Estate Loans | Commercial | Substandard | Greater Than Thirty Five Percent Ltv [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		19,402	4,209
Financing receivable, recorded investment 30 to 89 days past due		6,483
Financing receivable, recorded investment past due, total		$ 25,885	$ 4,209

Loans (Summary of Impaired Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 57,548	$ 54,270	$ 63,219
Unpaid principal balance	59,794	57,662	68,743
Impaired Financing Receivable, Related Allowance	(4,664)	(4,064)	(2,655)
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	44,994
Recorded Investment With an Allowance Recorded		43,448
Unpaid principal balance	46,112
Unpaid Principal Balance With an Allowance Recorded		45,942
Impaired Financing Receivable, Related Allowance	(2,325)	(1,895)
Commercial | Substandard
Financing Receivable, Impaired [Line Items]
Recorded investment	495
Unpaid principal balance	495
Impaired Financing Receivable, Related Allowance	(1,468)
Commercial | Substandard | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		1,766
Recorded investment with no related allowance recorded	1,711	1,764
Unpaid Principal Balance With an Allowance Recorded		2,132
Unpaid principal balance with no related allowance recorded	1,711	1,764
Impaired Financing Receivable, Related Allowance		(175)
Commercial | Substandard | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment	11,875
Recorded Investment With an Allowance Recorded		9,305
Recorded investment with no related allowance recorded	26,904	26,284
Unpaid principal balance	12,232
Unpaid Principal Balance With an Allowance Recorded		9,305
Unpaid principal balance with no related allowance recorded	27,630	27,906
Impaired Financing Receivable, Related Allowance	(2,254)	(1,655)
Commercial | Pass | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded	884
Unpaid principal balance with no related allowance recorded	884
Commercial | Special Mention | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment	648
Recorded Investment With an Allowance Recorded		659
Recorded investment with no related allowance recorded	2,972	3,670
Unpaid principal balance	675
Unpaid Principal Balance With an Allowance Recorded		685
Unpaid principal balance with no related allowance recorded	2,980	3,679
Impaired Financing Receivable, Related Allowance	(71)	(65)
Commercial | Loss | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Unpaid principal balance with no related allowance recorded		471
One-to-Four Family Residential
Financing Receivable, Impaired [Line Items]
Recorded investment	2,582
Recorded Investment With an Allowance Recorded		2,532
Unpaid principal balance	2,582
Unpaid Principal Balance With an Allowance Recorded		2,532
Impaired Financing Receivable, Related Allowance	(396)	(408)
One-to-Four Family Residential | Substandard | Less Than 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded	50
Unpaid principal balance with no related allowance recorded	50
One-to-Four Family Residential | Substandard | => 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment	1,748
Recorded Investment With an Allowance Recorded		1,750
Recorded investment with no related allowance recorded	257
Unpaid principal balance	1,748
Unpaid Principal Balance With an Allowance Recorded		1,750
Unpaid principal balance with no related allowance recorded	257
Impaired Financing Receivable, Related Allowance	(384)	(386)
One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment	527
Recorded Investment With an Allowance Recorded		782
Unpaid principal balance	527
Unpaid Principal Balance With an Allowance Recorded		782
Impaired Financing Receivable, Related Allowance	(12)	(22)
One-to-Four Family Residential | Real Estate Loans
Financing Receivable, Impaired [Line Items]
Recorded investment		2,532	1,750
Unpaid principal balance		2,532	1,750
Impaired Financing Receivable, Related Allowance		(408)	(369)
One-to-Four Family Residential | Real Estate Loans | Substandard | => 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		1,750
Unpaid Principal Balance With an Allowance Recorded		1,750
Impaired Financing Receivable, Related Allowance		(386)
One-to-Four Family Residential | Real Estate Loans | Special Mention | Less Than 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		782
Unpaid Principal Balance With an Allowance Recorded		782
Impaired Financing Receivable, Related Allowance		(22)
One-to-Four Family Residential | Real Estate Loans | Special Mention | => 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded			1,750
Unpaid Principal Balance With an Allowance Recorded			1,750
Impaired Financing Receivable, Related Allowance			(369)
Construction and Land
Financing Receivable, Impaired [Line Items]
Recorded investment	2,164
Recorded Investment With an Allowance Recorded		1,709
Unpaid principal balance	2,822
Unpaid Principal Balance With an Allowance Recorded		2,607
Construction and Land | Substandard
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded	2,164	1,709
Unpaid principal balance with no related allowance recorded	2,822	2,607
Construction and Land | Real Estate Loans
Financing Receivable, Impaired [Line Items]
Recorded investment		1,709	4,562
Unpaid principal balance		2,607	5,495
Impaired Financing Receivable, Related Allowance			(36)
Construction and Land | Real Estate Loans | Substandard
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded			2,410
Recorded investment with no related allowance recorded		1,709	2,152
Unpaid Principal Balance With an Allowance Recorded			3,079
Unpaid principal balance with no related allowance recorded		2,607	2,416
Impaired Financing Receivable, Related Allowance			(36)
Multi Family
Financing Receivable, Impaired [Line Items]
Recorded investment	3,762
Recorded Investment With an Allowance Recorded		2,945
Unpaid principal balance	4,232
Unpaid Principal Balance With an Allowance Recorded		2,945
Impaired Financing Receivable, Related Allowance	(343)	(338)
Multi Family | Substandard | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded	517	523
Unpaid principal balance with no related allowance recorded	517	523
Multi Family | Substandard | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment	2,410
Recorded Investment With an Allowance Recorded		1,552
Recorded investment with no related allowance recorded	835	870
Unpaid principal balance	2,410
Unpaid Principal Balance With an Allowance Recorded		1,552
Unpaid principal balance with no related allowance recorded	1,305	870
Impaired Financing Receivable, Related Allowance	(343)	(338)
Multi Family | Real Estate Loans
Financing Receivable, Impaired [Line Items]
Recorded investment		2,945	5,083
Unpaid principal balance		2,945	7,378
Impaired Financing Receivable, Related Allowance		(338)	(121)
Multi Family | Real Estate Loans | Substandard | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded		523	504
Unpaid principal balance with no related allowance recorded		523	504
Multi Family | Real Estate Loans | Substandard | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded			1,187
Recorded investment with no related allowance recorded		870
Unpaid Principal Balance With an Allowance Recorded			1,632
Unpaid principal balance with no related allowance recorded		870
Impaired Financing Receivable, Related Allowance			(121)
Multi Family | Real Estate Loans | Special Mention | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded			3,392
Unpaid principal balance with no related allowance recorded			5,242
Commercial And Industrial Loans
Financing Receivable, Impaired [Line Items]
Recorded investment	2,091	2,043
Recorded Investment With an Allowance Recorded		2,043
Unpaid principal balance	2,091	2,043
Unpaid Principal Balance With an Allowance Recorded		2,043
Impaired Financing Receivable, Related Allowance	(1,468)	(1,393)
Commercial And Industrial Loans | Substandard
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		462
Recorded investment with no related allowance recorded	1,557	921
Unpaid Principal Balance With an Allowance Recorded		462
Unpaid principal balance with no related allowance recorded	1,557	921
Impaired Financing Receivable, Related Allowance		(1,393)
Commercial And Industrial Loans | Special Mention
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded	39	660
Unpaid principal balance with no related allowance recorded	39	660
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	1,955
Recorded Investment With an Allowance Recorded		1,593
Unpaid principal balance	1,955
Unpaid Principal Balance With an Allowance Recorded		1,593
Impaired Financing Receivable, Related Allowance	(132)	(30)
Home Equity Line of Credit [Member] | Substandard
Financing Receivable, Impaired [Line Items]
Recorded investment	1,591
Recorded Investment With an Allowance Recorded		1,593
Unpaid principal balance	1,591
Unpaid Principal Balance With an Allowance Recorded		1,593
Impaired Financing Receivable, Related Allowance	(110)	(30)
Home Equity Line of Credit [Member] | Special Mention
Financing Receivable, Impaired [Line Items]
Recorded investment	364
Unpaid principal balance	364
Impaired Financing Receivable, Related Allowance	(22)
Commercial | Real Estate Loans
Financing Receivable, Impaired [Line Items]
Recorded investment		43,448	51,824
Unpaid principal balance		45,942	54,120
Impaired Financing Receivable, Related Allowance		(1,895)	(2,129)
Commercial | Real Estate Loans | Substandard | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		1,766
Recorded investment with no related allowance recorded		1,764
Unpaid Principal Balance With an Allowance Recorded		2,132
Unpaid principal balance with no related allowance recorded		1,764
Impaired Financing Receivable, Related Allowance		(175)
Commercial | Real Estate Loans | Substandard | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		9,305	20,766
Recorded investment with no related allowance recorded		26,284	25,590
Unpaid Principal Balance With an Allowance Recorded		9,305	21,782
Unpaid principal balance with no related allowance recorded		27,906	26,870
Impaired Financing Receivable, Related Allowance		(1,655)	(2,129)
Commercial | Real Estate Loans | Special Mention | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded			661
Unpaid principal balance with no related allowance recorded			661
Commercial | Real Estate Loans | Special Mention | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		659
Recorded investment with no related allowance recorded		3,670	4,807
Unpaid Principal Balance With an Allowance Recorded		685
Unpaid principal balance with no related allowance recorded		3,679	4,807
Impaired Financing Receivable, Related Allowance		(65)
Commercial | Real Estate Loans | Loss [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance with no related allowance recorded		471
Home Equity and Lines of Credit | Real Estate Loans
Financing Receivable, Impaired [Line Items]
Recorded investment		1,593
Unpaid principal balance		1,593
Impaired Financing Receivable, Related Allowance		(30)
Home Equity and Lines of Credit | Real Estate Loans | Substandard
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		1,593
Unpaid Principal Balance With an Allowance Recorded		1,593
Impaired Financing Receivable, Related Allowance		$ (30)

Loans (Summary of Troubled Debt Restructuring) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 Agreement	Dec. 31, 2011 Relationships
Financing Receivable, Modifications [Line Items]
Number of Relationships	4	13
Pre-Modification Outstanding Recorded Investment	$ 6,981	$ 20,762
Post-Modification Outstanding Recorded Investment	6,981	19,574
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Relationships	1
Pre-Modification Outstanding Recorded Investment	6,360
Post-Modification Outstanding Recorded Investment	6,360
One-to-Four Family Residential
Financing Receivable, Modifications [Line Items]
Number of Relationships	1
Pre-Modification Outstanding Recorded Investment	257
Post-Modification Outstanding Recorded Investment	257
One-to-Four Family Residential | Special Mention
Financing Receivable, Modifications [Line Items]
Number of Relationships		3
Pre-Modification Outstanding Recorded Investment		782
Post-Modification Outstanding Recorded Investment		782
Home Equity and Lines of Credit
Financing Receivable, Modifications [Line Items]
Number of Relationships	2
Pre-Modification Outstanding Recorded Investment	364
Post-Modification Outstanding Recorded Investment	364
Home Equity and Lines of Credit | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		1
Pre-Modification Outstanding Recorded Investment		102
Post-Modification Outstanding Recorded Investment		102
Construction and Land | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		1
Pre-Modification Outstanding Recorded Investment		164
Post-Modification Outstanding Recorded Investment		164
Commercial Real Estate Loans | Special Mention
Financing Receivable, Modifications [Line Items]
Number of Relationships		2
Pre-Modification Outstanding Recorded Investment		4,007
Post-Modification Outstanding Recorded Investment		2,819
Commercial Real Estate Loans | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		3
Pre-Modification Outstanding Recorded Investment		13,966
Post-Modification Outstanding Recorded Investment		13,966
Commercial And Industrial Loans | Special Mention
Financing Receivable, Modifications [Line Items]
Number of Relationships		1
Pre-Modification Outstanding Recorded Investment		40
Post-Modification Outstanding Recorded Investment		40
Commercial And Industrial Loans | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		2
Pre-Modification Outstanding Recorded Investment		1,701
Post-Modification Outstanding Recorded Investment		$ 1,701

Loans (Detail And Delinquency Status of Restructured Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 Agreement	Dec. 31, 2011 Relationships
Financing Receivable, Modifications [Line Items]
Number of Relationships	4	13
Commercial Real Estate Loans | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		3
Commercial And Industrial Loans | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		2
Loans Defaulted Under Restructured Terms
Financing Receivable, Modifications [Line Items]
Number of Relationships		3
11 30-89 Days Past Due		5,837
90 Days or More Past Due		90
Loans Defaulted Under Restructured Terms | Commercial Real Estate Loans | Substandard | Accrual Loans
Financing Receivable, Modifications [Line Items]
Number of Relationships		1	[1]
11 30-89 Days Past Due		2,425	[1]
Loans Defaulted Under Restructured Terms | Commercial Real Estate Loans | Substandard | Non Accrual [Member]
Financing Receivable, Modifications [Line Items]
Number of Relationships		1
11 30-89 Days Past Due		3,412
Loans Defaulted Under Restructured Terms | Commercial And Industrial Loans | Substandard | Non Accrual [Member]
Financing Receivable, Modifications [Line Items]
Number of Relationships		1
90 Days or More Past Due		90

[1]	Thirty-one days delinquent

Premises and Equipment, Net (Premises and Equipment, Less Accumulated Depreciation and Amortization) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 40,869	$ 34,837
Accumulated depreciation and amortization		(20,881)	(18,780)
Premises and equipment, net	23,146	19,988	16,057
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		436	436
Building and Improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		3,224	3,270
Capital Leases
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		2,600	2,600
Furniture, Fixtures and Equipments
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		15,155	13,724
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 19,454	$ 14,807

Premises and Equipment, Net (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,100,000	$ 1,800,000	$ 1,700,000
Gains, as a result of the sale of premises and equipment.	$ 197,000

Deposits (Deposit Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Transaction:
Negotiable orders of withdrawal	$ 105,795	$ 91,829	$ 76,251
Non-interest bearing checking	160,225	156,493	111,413
Total transaction		248,322	187,664
Savings:
Money market		430,087	294,003
Savings-passbook and statement		334,994	338,140
Total savings	794,742	765,081	632,143
Certificates of deposit:
Under $100,000		262,435	272,266
$100,000 or more		217,688	280,769
Total	482,419	480,123	553,035
Deposits, Total	$ 1,543,181	$ 1,493,526	$ 1,372,842
Negotiable orders of withdrawal		0.60%	1.03%
Non-interest bearing checking
Total transaction		0.22%	0.42%
Money market		0.77%	0.97%
Savings-passbook and statement		0.28%	0.33%
Total savings		0.56%	0.63%
Under $100,000		1.08%	1.34%
$100,000 or more		1.36%	1.25%
Total certificates of deposit		1.21%	1.29%
Total deposits		0.71%	0.87%

Deposits (Narrative) (Detail) (Certificates of Deposit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Certificates of Deposit
Deposits [Line Items]
Brokered deposits	$ 3.4	$ 68.4

Deposits (Maturities of Certificates of Deposit) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Deposits [Line Items]
Total	$ 482,419	$ 480,123	$ 553,035
Certificates of Deposit
Time Deposits [Line Items]
2012		356,391
2013		40,998
2014		31,019
2015		34,581
2016 and after		17,134
Total		$ 480,123

Deposits (Interest Expense on Deposits) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deposits [Line Items]
Negotiable order of withdrawal and money market					$ 3,624	$ 3,546	$ 3,213
Savings-passbook and statement					1,027	1,573	2,833
Certificates of deposit					7,600	8,454	12,168
Interest expense, Total	$ 2,461	$ 3,270	$ 4,985	$ 6,287	$ 12,251	$ 13,573	$ 18,214

Borrowings (Summary of Borrowings) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Obligations [Line Items]
Repurchase agreements	$ 276,000	$ 243,000
Other borrowings:
FHLB advances	201,210	146,300
Floating rate advances	3,004
Obligations under capital leases	1,720	1,937
Long-term Debt, Total	$ 481,934	$ 391,237

Borrowings (Contractual Maturities Repurchase Agreements and FHLB Advances) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Obligations [Line Items]
Long-term Debt, Total	$ 481,934	$ 391,237
Federal Home Loan Bank Advances [Member]
Debt Obligations [Line Items]
2012	57,000
2013	27,300
2014	10,500
2015	52,500
2016 and after	53,910
Long-term Debt, Total	201,210
Reverse Repurchase Agreement [Member]
Debt Obligations [Line Items]
2012	50,000
2013	45,000
2014	56,000
2015	62,000
2016 and after	63,000
Long-term Debt, Total	$ 276,000

Borrowings (Narrative) (Detail) (USD $)	Dec. 31, 2011
Debt Obligations [Line Items]
Unencumbered securities	$ 427,300,000
Collateralized Mortgage Backed Securities [Member]
Debt Obligations [Line Items]
Mortgage-backed securities, amortized cost	296,600,000
Mortgage-backed securities, Market value	309,800,000
Additional Debt [Member]
Debt Obligations [Line Items]
FHLB advances	$ 384,600,000
Repurchase Agreements
Debt Obligations [Line Items]
Weighted average interest rate	3.20%
Repurchase Agreement Maturity period	More than 90 days

Borrowings (Summary of Interest Expense on Borrowings) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Expense [Line Items]
Interest expense	$ 13,162	$ 10,833	$ 10,763
Reverse Repurchase Agreement [Member]
Interest Expense [Line Items]
Interest expense	11,207	9,116	7,158
Federal Home Loan Bank Advances [Member]
Interest Expense [Line Items]
Interest expense	1,776	1,513	3,358
Over Night Borrowings [Member]
Interest Expense [Line Items]
Interest expense	20	26	53
Capital Lease Obligations [Member]
Interest Expense [Line Items]
Interest expense	$ 159	$ 178	$ 194

Income Taxes (Income Tax Expense (Benefit)) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal tax expense (benefit):
Current	$ 8,319	$ 8,114	$ 9,434
Deferred	(2,257)	(1,315)	(3,758)
Federal tax expense (benefit)	6,062	6,799	5,676
State and local tax expense (benefit):
Current	1,061	1,161	2,122
Deferred	(626)	(1,590)	(1,180)
State and local tax expense (benefit)	435	(429)	942
Income tax expense	$ 6,497	$ 6,370	$ 6,618

Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2010
Income Taxes [Line Items]
Deferred tax liability on FDIC-assisted transaction	$ 2,400,000
Bad debt base year reserve	5,900,000
Federal tax bad debt deferred tax liability	2,800,000
Deferred tax liabilities reversed		$ 738,000

Income Taxes (Reconciliation between the Amount of Reported Total Income Tax Expense and the Amount Computed by Multiplying the Applicable Statutory Income Tax Rate) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax expense	$ 8,162	$ 7,057	$ 6,542
Increase (decrease) in taxes resulting from:
State tax, net of federal income tax	283	(279)	612
Bank owned life insurance	(1,041)	(796)	(613)
Incentive stock options	149	149	166
Bargain purchase gain	(1,246)
Other, net	190	239	(89)
Income tax expense	$ 6,497	$ 6,370	$ 6,618

Income Taxes (Reconciliation between the Amount of Reported Total Income Tax Expense and the Amount Computed by Multiplying the Applicable Statutory Income Tax Rate) (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Statutory income tax rate	35.00%	35.00%	35.00%

Income Taxes (The Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for loan losses	$ 10,783	$ 8,838
Deferred loan fees		33
Capitalized leases	697	802
Charitable deduction carryforward	1,340	2,153
Deferred compensation	2,399	2,135
Accrued salaries	718	525
Postretirement benefits	511	498
Equity awards	1,759	1,351
Unrealized actuarial losses on post retirement benefits	201	197
Straight-line leases adjustment	852	704
Asset retirement obligation	102	99
Reserve for accrued interest receivable	1,671	1,304
Reserve for loan commitments	135	154
New Jersey NOL		22
Employee Stock Ownership Plan	132
Other	543	255
Total gross deferred tax assets	21,843	19,070
Deferred tax liabilities:
Depreciation	145	213
Unrealized gains on securities - AFS	11,835	7,468
Mortgage servicing rights	24	49
Employee Stock Ownership Plan		78
Step up to fair market value of acquired loans	62	95
Step up to fair market value of acquired investment		1
Bargain purchase gain	2,297
Deferred loan fees	179
Other		12
Total gross deferred tax liabilities	14,542	7,916
Valuation allowance	1,038	1,038
Net deferred tax asset	$ 6,263	$ 10,116

Retirement Benefits (Narrative) (Detail) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Postretirement Healthcare Plans [Member]	Dec. 31, 2011 Supplemental Retirement Agreement [Member] Installment	Dec. 31, 2010 Supplemental Retirement Agreement [Member]	Dec. 31, 2006 Supplemental Retirement Agreement [Member]	Dec. 31, 2011 Estimated for 2012 [Member]	Dec. 31, 2011 Future [Member]	Dec. 31, 2011 Accrued Expenses and Other Liabilities	Dec. 31, 2010 Accrued Expenses and Other Liabilities	Dec. 31, 2011 Employee Stock Ownership Plan E S O P Plan [Member]	Dec. 31, 2010 Employee Stock Ownership Plan E S O P Plan [Member]	Dec. 31, 2011 Plan 401 k	Dec. 31, 2010 Plan 401 k	Dec. 31, 2009 Plan 401 k	Dec. 31, 2011 Plan 401 k Minimum	Dec. 31, 2011 Plan 401 k Maximum	Dec. 31, 2011 Plan 401 k Subsequent [Member]	Dec. 31, 2011 Plan 401 k Subsequent [Member] Minimum	Dec. 31, 2011 Plan 401 k Subsequent [Member] Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments by employees from base compensation																	2.00%	15.00%
Percentage of employers contribution based on participants compensation														25.00%
Percentage of Contribution from Employees of the First Base Compensation														6.00%					6.00%
Company matching contributions percentage																				25.00%	50.00%
Percentage of Contribution from Employees of the First Base Compensation														5 years
Company's contribution to its plan														$ 218,000	$ 166,000	$ 156,000
Contribution the profit sharing plan														0	0
Employee stock ownership plan authorized to purchase	1,756,279
Initial public offering price	$ 10
ESOP loan payment due date	Dec 31, 2007
Outstanding loan balance												15,000,000	15,400,000
Shares released to particpants												61,801	60,570
ESOP compensation expense	790,000	774,000	676,000
Company contribution to SESOP plan	25,000	33,000	41,000
Net loss	288,000	266,000						27,778
Transition obligation	67,000	84,000						16,711
Prior service cost	(106,000)	(121,000)						15,575
Medical cost trend rate	8.75%	8.75%							4.75%
Medical cost trend rate decreasing	0.50%
Benefit payments	104,000	108,000	97,000
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months				109,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two				114,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three				119,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four				123,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five				125,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter				623,000
Benefit plan obligations										4,145,000	4,095,000
Benefit plan expenses	151,000	597,000	592,000
Agreement execution date					Jul 18, 2006
Number of monthly payments					120
Agreement monthly payment					17,450
Present value of agreement obligation					$ 1,039,000	$ 880,000	$ 1,625,000

Retirement Benefits (Funded Status and Components of Postretirement Benefit Costs) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Accumulated postretirement benefit obligation beginning of year	$ 1,667	$ 1,670	$ 1,559
Service cost	6	5	4
Interest cost	80	88	93
Actuarial loss	47	12	111
Benefits paid	(104)	(108)	(97)
Accumulated postretirement benefit obligation end of year	1,697	1,667	1,670
Plan assets at fair value
Unrecognized transition obligation
Unrecognized prior service cost
Unrecognized loss
Accrued liability (included in accrued expenses and other liabilities)	$ 1,697	$ 1,667	$ 1,670

Retirement Benefits (Amounts Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Workers Compensation And Pneumoconiosis Benefits [Line Items]
Net loss	$ 288	$ 266
Transition obligation	67	84
Prior service cost	106	121
Loss recognized in accumulated other comprehensive income (loss)	$ 461	$ 471

Retirement Benefits (Components of Net Periodic Postretirement Benefit Cost) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6	$ 5	$ 4
Interest cost	80	88	93
Amortization of transition obligation	17	17	17
Amortization of prior service costs	15	15	15
Amortization of unrecognized loss	25	26	17
Net postretirement benefit cost included in compensation and employee benefits	$ 143	$ 151	$ 146

Retirement Benefits (Company's Discount Rate and Rate of Compensation Increase Used in Accounting For The Plan) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assumptions used to determine benefit obligation at period end:
Discount rate	4.00%	5.00%	5.50%
Rate of increase in compensation	4.00%	4.00%	4.25%
Assumptions used to determine net periodic benefit cost for the year:
Discount rate	5.00%	5.50%	6.25%
Rate of increase in compensation	4.00%	4.25%	4.25%

Retirement Benefits (Summary of Percentage Point Change in Assumed Heath Care Cost Trends) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Aggregate of service and interest components of net periodic cost (benefit)	$ 7	$ 7
Aggregate of service and interest components of net periodic cost (benefit)	(5)	(6)
Effect on accumulated postretirement benefit obligation	134	129
Effect on accumulated postretirement benefit obligation	(119)	(115)
Aggregate [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate of service and interest components of net periodic cost (benefit)	7	7	8
Aggregate of service and interest components of net periodic cost (benefit)	$ (5)	$ (6)	$ (6)

Equity Incentive Plan (Narrative) (Detail) (USD $)	12 Months Ended							6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 2008 Equity Incentive Plan	Dec. 31, 2011 January 30, 2009 2008 Equity Incentive Plan	Dec. 31, 2011 May 29, 2009 2008 Equity Incentive Plan	Dec. 31, 2011 January 30, 2010 2008 Equity Incentive Plan	Jun. 30, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member] 2008 Equity Incentive Plan Year	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member] 2008 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued under equity incentive plan				3,073,488
Stcok available for issuance under equity incentive plan				157,538
Vesting Period										5 years						5 years
Expiration period of stcok options										10
Method used to estimate fair value					The Black-Scholes option pricing model	The Black-Scholes option pricing model	The Black-Scholes option pricing model
Expected Life					6.5 years	6.5 years	6.5 years
Risk free return					2.17%	2.88%	2.90%
Volatility					35.33%	38.39%	38.29%
Dividend Rate					1.61%	1.50%	1.81%
Stock-based compensation	$ 3,000,000	$ 3,000,000	$ 2,900,000								$ 742,000	$ 775,000	$ 1,500,000	$ 1,500,000
Expected future stock award expense								2,100,000	2,800,000
Expected future stock award expense average period								1 year 7 months 6 days	2 years 1 month 6 days				1 year 7 months 6 days		2 years 1 month 6 days
Expected future stock award expense											$ 2,600,000		$ 2,600,000		$ 3,500,000

Equity Incentive Plan (Summary of Company's Stock Options Outstanding) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	0 years	0 years	10 years	10 years
Beginning Balance	6 years 6 months 26 days	7 years 7 days	8 years 1 month 2 days	9 years 29 days	0 years
Exercisable	6 years 6 months 26 days	6 years 11 months 23 days
Beginning Balance	$ 9.95	$ 9.94	$ 9.94
Granted			$ 13.24	$ 9.94
Exercised		$ 9.94	$ 9.94	$ 9.94
Ending Balance	$ 9.95	$ 9.95	$ 9.94	$ 9.94
Exercisable	$ 9.95	$ 9.94
Beginning Balance	$ 3.22	$ 3.22	$ 3.22	$ 0
Granted	$ 0	$ 0	$ 4.66	$ 3.22
Exercised	$ 0	$ 3.22	$ 3.22	$ 3.22
Ending Balance	$ 3.22	$ 3.22	$ 3.22	$ 3.22	$ 0
Exercisable	$ 0	$ 3.22	$ 3.22	$ 3.22
Beginning Balance	2,056,660	2,072,540	2,083,400
Granted			3,000	2,106,400
Exercised		(15,880)	(13,860)	(23,000)
Ending Balance	2,053,100	2,056,660	2,072,540	2,083,400
Exercisable	1,240,040	824,080

Equity Incentive Plan (Summary of Status of Company's Restricted Share Awards) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	$ 9.97	$ 9.97	$ 9.94
Granted			$ 13.24	$ 9.94
Vested	$ 9.96	$ 9.96	$ 9.94
Forfeited	$ 9.94			$ 9.94
Ending Balance	$ 9.97	$ 9.97	$ 9.97	$ 9.94
Beginning Balance	488,830	653,880	825,150
Granted			4,400	836,650
Vested	162,650	165,050	175,670
Forfeited	(1,240)			(11,500)
Ending Balance	324,940	488,830	653,880	825,150

Commitment and Contingencies (Commitment and Contingent Liabilities Not Reflected in Consolidated Financial Statements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Contingencies And Commitments [Line Items]
Commitments to extend credit	$ 32,878
Unused lines of credit	31,857
Standby letters of credit	$ 1,769

Commitments and Contingencies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitment And Contingencies [Line Items]
Guarantees extend term period	1 year
Allowance for estimated losses on commitments	$ 328,000	$ 366,000
Number of properties with contractual operating rental payments	4
Lease rental payments	13,800,000
Level of cash balances required to maintain	197,000	700,000
Occupancy Expense
Commitment And Contingencies [Line Items]
Net rental expense	$ 2,872,000	$ 2,353,000	$ 2,128,000
Maximum
Commitment And Contingencies [Line Items]
Lease term period	20
Minimum
Commitment And Contingencies [Line Items]
Lease term period	15

Commitment and Contingencies (The Projected Minimum Annual Rental Payments and Receipts under the Capitalized Leases and Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Lease | Minimum Rental Receipts
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2012	$ 165
2013	170
2014	190
2015	190
2016	190
Thereafter	1,442
Total minimum lease payments	2,347
Operating Lease | Minimum Rental Payments
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2012	3,378
2013	3,307
2014	3,302
2015	3,339
2016	3,135
Thereafter	31,607
Total minimum lease payments	48,068
Capital Lease | Minimum Rental Payments
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2012	387
2013	399
2014	411
2015	269
2016	247
Thereafter	560
Total minimum lease payments	$ 2,273

Regulatory Requirements (Narrative) (Detail) (Minimum)	Dec. 31, 2011
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible capital to tangible assets	1.50%
Core capital to total adjusted assets	4.00%
Total capital to risk-adjusted total assets	8.00%
Core capital ratio	5.00%
Tier 1 risk-based capital ratio	6.00%
Total risk-based capital ratio	10.00%

Regulatory Requirements (Bank's Regulatory Capital Amounts and Ratios Compared to the Regulatory Requirements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Actual
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible capital to tangible assets	$ 312,993	$ 292,981
Tier I capital (core) (to adjusted total assets)	312,993	292,981
Total capital (to risk-weighted assets)	330,147	307,375
Tangible capital to tangible assets	13.42%	13.43%
Tier I capital (core) (to adjusted total assets)	13.42%	13.43%
Total capital (to risk-weighted assets)	24.71%	27.39%
Adequacy Purposes
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible capital to tangible assets	34,987	32,723
Tier I capital (core) (to adjusted total assets)	93,298	87,263
Total capital (to risk-weighted assets)	106,901	89,751
Tangible capital to tangible assets	1.50%	1.50%
Tier I capital (core) (to adjusted total assets)	4.00%	4.00%
Total capital (to risk-weighted assets)	8.00%	8.00%
Under Prompt Corrective Action Provisions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I capital (core) (to adjusted total assets)	116,622	109,078
Total capital (to risk-weighted assets)	$ 133,627	$ 112,188
Tier I capital (core) (to adjusted total assets)	5.00%	5.00%
Total capital (to risk-weighted assets)	10.00%	10.00%

Fair Value of Measurement (Significant Fair Value of Assets and Liabilities Measured on Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Recurring Basis
Available-for-sale:
Mortgage-backed securities	$ 1,221,219	$ 1,098,725	$ 1,244,313
Trading securities	4,490	4,146	4,095
Total	1,225,709	1,102,871	1,248,408
Recurring Basis | GSE
Available-for-sale:
Mortgage-backed securities	1,071,654	945,782	977,872
Recurring Basis | Non-GSE
Available-for-sale:
Mortgage-backed securities	33,359	40,451	97,267
Recurring Basis | Corporate Bonds
Available-for-sale:
Mortgage-backed securities	102,703	100,657	121,788
Recurring Basis | Equities
Available-for-sale:
Mortgage-backed securities	13,503	11,835	12,353
Recurring Basis | Government Sponsored Enterprises Bonds
Available-for-sale:
Mortgage-backed securities			35,033
Nonrecurring
Real estate loans:
Impaired loans	35,282	35,212	35,748
Commercial and industrial loans	456	462
Other real estate owned	2,139	3,359	171
Total	37,877	39,033	35,919
Nonrecurring | Commercial Real Estate [Member]
Real estate loans:
Impaired loans	26,524	27,826	26,951
Nonrecurring | One-to-Four Family Residential
Real estate loans:
Impaired loans	2,532	2,532	1,381
Nonrecurring | Construction and Land
Real estate loans:
Impaired loans	1,861	1,709	4,526
Nonrecurring | Multi Family
Real estate loans:
Impaired loans	2,411	1,552	2,890
Nonrecurring | Home Equity and Lines of Credit
Real estate loans:
Impaired loans	1,954	1,593
Level 1 | Recurring Basis
Available-for-sale:
Mortgage-backed securities	13,503	11,835	12,353
Trading securities	4,490	4,146	4,095
Total	17,993	15,981	16,448
Level 1 | Recurring Basis | Equities
Available-for-sale:
Mortgage-backed securities	13,503	11,835	12,353
Level 2 | Recurring Basis
Available-for-sale:
Mortgage-backed securities	1,207,716	1,086,890	1,231,960
Total	1,207,716	1,086,890	1,231,960
Level 2 | Recurring Basis | GSE
Available-for-sale:
Mortgage-backed securities	1,071,654	945,782	977,872
Level 2 | Recurring Basis | Non-GSE
Available-for-sale:
Mortgage-backed securities	33,359	40,451	97,267
Level 2 | Recurring Basis | Corporate Bonds
Available-for-sale:
Mortgage-backed securities	102,703	100,657	121,788
Level 2 | Recurring Basis | Government Sponsored Enterprises Bonds
Available-for-sale:
Mortgage-backed securities			35,033
Level 3 | Nonrecurring
Real estate loans:
Impaired loans	35,282	35,212	35,748
Commercial and industrial loans	456	462
Other real estate owned	2,139	3,359	171
Total	37,877	39,033	35,919
Level 3 | Nonrecurring | Commercial Real Estate [Member]
Real estate loans:
Impaired loans	26,524	27,826	26,951
Level 3 | Nonrecurring | One-to-Four Family Residential
Real estate loans:
Impaired loans	2,532	2,532	1,381
Level 3 | Nonrecurring | Construction and Land
Real estate loans:
Impaired loans	1,861	1,709	4,526
Level 3 | Nonrecurring | Multi Family
Real estate loans:
Impaired loans	2,411	1,552	2,890
Level 3 | Nonrecurring | Home Equity and Lines of Credit
Real estate loans:
Impaired loans	$ 1,954	$ 1,593

Fair Value Measurements (Narrative) (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Impaired loans held-for-investment and held-for-sale with outstanding principal balances	$ 39,300,000	$ 39,300,000		$ 39,100,000	$ 38,400,000
Estimated fair value of impaired loans held-for-investment and held-for-sale	35,700,000	35,700,000		35,700,000	35,700,000
Impaired Financing Receivables Provisions		604,000	2,400,000	4,100,000	2,700,000
Net impairment charge-offs		992,000	1,400,000	7,700,000	3,700,000
Assets acquired through foreclosure, or deed in lieu of foreclosure	2,100,000	2,100,000		3,359,000	171,000
Subsequent valuation adjustments to other real estate owned (REO)	0	0		72,000	146,000
Maturity period of cash and cash equivalents		Six months or less		Three months or less
Maturity period of certificates of deposit, minimum		Six months or less		Six months or less
Maturity period of certificates of deposit, maximum		Six months or greater		Six months or greater
Fair Value Equity Level 1 And Level 2 Transfers Amount		$ 0

Fair Value of Measurement (Estimated Fair Values of Significant Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying Value
Financial assets:
Cash and cash equivalents	$ 34,381	$ 65,269	$ 43,852
Trading securities	4,490	4,146	4,095
Securities available-for-sale	1,221,219	1,098,725	1,244,313
Securities held-to-maturity	2,832	3,617	5,060
Federal Home Loan Bank of New York stock, at cost	14,208	12,677	9,784
Loans held-for-sale	355	3,900	1,170
Net loans held-for-investment	1,045,906	1,047,631	805,772
Financial liabilities:
Deposits	1,543,181	1,493,526	1,372,842
Repurchase agreements and other borrowings	513,571	481,934	391,237
Advance payments by borrowers	3,177	2,201	693
Estimated Fair Value
Financial assets:
Cash and cash equivalents	34,381	65,269	43,852
Trading securities	4,490	4,146	4,095
Securities available-for-sale	1,221,219	1,098,725	1,244,313
Securities held-to-maturity	2,961	3,771	5,273
Federal Home Loan Bank of New York stock, at cost	14,208	12,677	9,784
Loans held-for-sale	355	3,900	1,170
Net loans held-for-investment	1,111,954	1,081,484	818,295
Financial liabilities:
Deposits	1,549,103	1,499,906	1,377,068
Repurchase agreements and other borrowings	528,777	498,774	403,920
Advance payments by borrowers	$ 3,177	$ 2,201	$ 693

Stock Repurchase Program (Narrative) (Detail) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012
Common stock average price per share	$ 12.86	$ 12.91
Treasury stock held	5,114,020	5,384,510
Additional shares repurchase		5,384,510
Common stock average price per share	$ 12.86	$ 12.91

Earnings Per Share (Earnings Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income available to common stockholders	$ 3,948	$ 3,810	$ 3,696	$ 4,347	$ 4,970	$ 3,831	$ 2,395	$ 4,186	$ 3,381	$ 8,896	$ 9,317	$ 16,823	$ 13,793	$ 12,074
Weighted average shares outstanding-basic	38,512,169			40,599,400						38,579,475	40,848,467	40,068,991	41,387,106	42,405,774
Effect of non-vested restricted stock and stock options outstanding	451,952			381,291						473,643	411,566	446,254	281,900	126,794
Weighted average shares outstanding-diluted	38,964,121			40,980,691						39,053,118	41,260,033	40,515,245	41,669,006	42,532,568
Earnings per share-basic	$ 0.1			$ 0.11						$ 0.23	$ 0.23	$ 0.42	$ 0.33	$ 0.28
Earnings per share-diluted	$ 0.1			$ 0.11						$ 0.23	$ 0.23	$ 0.42	$ 0.33	$ 0.28

Postponement of Plan of Conversion and Reorganization (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Reorganization Expense And Operating Group Ownership [Line Items]
Second step conversion and reorganization expense	$ 1.8
Second step conversion and reorganization date	2010-09-30

Subsequent Events (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2011 Ratio	Feb. 15, 2012
Subsequent Event [Line Items]
Loans cancelled			$ 1.7
Loans originated to obligors residing in states			4.3
Carrying value of loans sold			42
Plaintiff seeking damages	40
Insurance coverage	$ 12
Share exchange ratio for acquisition		0.4748

Parent-only Financial Information (Condensed Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Interest-earning deposits in other financial institutions	$ 22,701	$ 49,730		$ 33,990
Securities available-for-sale (corporate bonds)	1,221,219	1,098,725		1,244,313
Other assets	12,090	15,059		18,056
Total assets	2,463,922	2,376,918		2,247,167
Liabilities and Stockholders' Equity
Total liabilities	2,075,030	1,994,268		1,850,450
Total stockholders' equity	388,892	382,650	398,171	396,717	391,540	386,578
Total liabilities and stockholders' equity	2,463,922	2,376,918		2,247,167
Parent Company
Assets
Cash in Northfield Bank		10,679		20,929
Interest-earning deposits in other financial institutions		1,558		658
Investment in Northfield Bank		347,427		319,603
Securities available-for-sale (corporate bonds)		5,327		37,472
ESOP loan receivable		14,955		15,392
Accrued interest receivable		95		505
Other assets		2,897		2,392
Total assets		382,938		396,951
Liabilities and Stockholders' Equity
Total liabilities		288		234
Total stockholders' equity		382,650		396,717
Total liabilities and stockholders' equity		$ 382,938		$ 396,951

Parent-only Financial Information (Condensed Statements of Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit)	$ (2,150)	$ 466	$ (2,035)	$ (2,338)	$ (2,590)	$ (1,973)	$ (215)	$ (2,342)	$ (1,840)	$ (4,845)	$ (4,928)	$ (6,497)	$ (6,370)	$ (6,618)
Net income	3,948	3,810	3,696	4,347	4,970	3,831	2,395	4,186	3,381	8,896	9,317	16,823	13,793	12,074
Parent Company
Interest on ESOP loan												500	513	526
Interest income on deposit in Northfield Bank												78	100	273
Interest income on deposits in other financial institutions												3	31	590
Interest income on corporate bonds												688	1,247	603
Gain on securities transactions, net												227	38
Undistributed earnings of Northfield Bank												16,503	14,320	11,521
Total income												17,999	16,249	13,513
Other expenses												952	2,627	1,177
Income tax expense (benefit)												224	(171)	262
Total expense												1,176	2,456	1,439
Net income												$ 16,823	$ 13,793	$ 12,074

Parent-only Financial Information (Condensed Statements of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 8,896	$ 9,317	$ 16,823	$ 13,793	$ 12,074
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease in accrued interest receivable	820	305	125	181	265
Decrease (increase) in other assets	1,747	(2,084)	(1,659)	(18)	148
Net cash provided by operating activities	14,991	10,489	27,460	25,575	15,164
Cash flows from investing activities
Net cash provided by (used in) investing activities	(122,291)	(107,130)	10,623	(180,820)	(236,576)
Cash flows from financing activities
Net cash provided by financing activities	76,412	115,696	(16,666)	156,553	213,828
Net (decrease) increase in cash and cash equivalents	(30,888)	19,055	21,417	1,308	(7,584)
Cash and cash equivalents at beginning of period	65,269	43,852	43,852	42,544	50,128
Cash and cash equivalents at end of period	34,381	62,907	65,269	43,852	42,544
Parent Company
Cash flows from operating activities
Net income			16,823	13,793	12,074
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease in accrued interest receivable			410	80	288
Deferred taxes				830	1,064
(Decrease) increase in due from (to) Northfield Bank			(478)	396	312
Decrease (increase) in other assets			67	(1,178)	(1,154)
Amortization of premium on corporate bond			521	1,063	527
Gain on securities transactions, net			(227)	(38)
Increase in other liabilities			54	100	134
Undistributed earnings of Northfield Bank			(16,503)	(14,320)	(11,521)
Net cash provided by operating activities			667	726	1,724
Cash flows from investing activities
Dividend from Northfield Bank					14,000
Purchases of corporate bonds					(50,323)
Maturities of corporate bonds					4,290
Proceeds from sale of corporate bonds			31,068	12,088
Principal payments on ESOP loan receivable			437	406	381
Maturities of certificate of deposits					30,153
Net cash provided by (used in) investing activities			31,505	12,494	(1,499)
Cash flows from financing activities
Purchase of treasury stock			(37,821)	(8,213)	(19,929)
Dividends paid			(3,701)	(3,308)	(2,963)
Net cash provided by financing activities			(41,522)	(11,521)	(22,892)
Net (decrease) increase in cash and cash equivalents			(9,350)	1,699	(22,667)
Cash and cash equivalents at beginning of period		21,587	21,587	19,888	42,555
Cash and cash equivalents at end of period			$ 12,237	$ 21,587	$ 19,888

Parent-only Financial Information (Selected Quarterly Financial Data) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Operating Data:
Interest income	$ 22,760	$ 23,862	$ 22,719	$ 22,438	$ 21,998	$ 21,774	$ 21,682	$ 22,032	$ 21,007	$ 45,499	$ 44,436	$ 91,017	$ 86,495	$ 85,568
Interest expense	5,747	6,135	6,442	6,609	6,227	5,829	6,004	6,115	6,458	11,561	12,836	25,413	24,406	28,977
Net interest income	17,013	17,727	16,277	15,829	15,771	15,945	15,678	15,917	14,549	33,938	31,600	65,604	62,089	56,591
Provision for loan losses	544	7,472	2,000	1,750	1,367	1,958	3,398	2,798	1,930	1,159	3,117	12,589	10,084	9,038
Net interest income after provision for loan losses	16,469	10,255	14,277	14,079	14,404	13,987	12,280	13,119	12,619	32,779	28,483	53,015	52,005	47,553
Bargain purchase gain, net of tax		3,560										3,560
Other income	1,430	1,736	1,240	2,190	3,109	1,752	1,501	1,866	1,723	5,405	5,299	11,835	6,842	5,393
Other expenses	11,801	12,207	9,786	9,584	9,953	9,935	11,171	8,457	9,121	24,443	19,537	41,530	38,684	34,254
Income before income tax expense	6,098	3,344	5,731	6,685	7,560	5,804	2,610	6,528	5,221	13,741	14,245	23,320	20,163	18,692
Income tax expense	2,150	(466)	2,035	2,338	2,590	1,973	215	2,342	1,840	4,845	4,928	6,497	6,370	6,618
Net income	$ 3,948	$ 3,810	$ 3,696	$ 4,347	$ 4,970	$ 3,831	$ 2,395	$ 4,186	$ 3,381	$ 8,896	$ 9,317	$ 16,823	$ 13,793	$ 12,074
Net income per common share- basis and diluted	$ 0.1	$ 0.1	$ 0.09	$ 0.11	$ 0.12	$ 0.09	$ 0.06	$ 0.1	$ 0.08	$ 0.23	$ 0.23	$ 0.42	$ 0.33	$ 0.28

Securities (Summary of Mortgage-Backed Securities and Other Securities Available-for-Sale) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	$ 1,189,474	$ 1,069,139	$ 1,225,655
Gross unrealized gains	32,675	31,636	23,209
Gross unrealized losses	930	2,050	4,551
Estimated fair value	1,221,219	1,098,725	1,244,313
Pass-through Certificates [Member] | Government sponsored enterprises (GSE) [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	491,069	490,184	342,316
Gross unrealized gains	25,079	24,709	13,479
Gross unrealized losses	105
Estimated fair value	516,043	514,893	355,795
Pass-through Certificates [Member] | Non-GSE
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	8,025	8,770	27,801
Gross unrealized gains			814
Gross unrealized losses	640	1,255	737
Estimated fair value	7,385	7,515	27,878
Real Estate Mortgage Investment Conduits (REMICs) [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	1,073,818	956,430	1,058,465
Gross unrealized gains	32,058	31,230	20,987
Gross unrealized losses	863	1,427	4,313
Estimated fair value	1,105,013	986,233	1,075,139
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Government sponsored enterprises (GSE) [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	550,179	426,362	622,582
Gross unrealized gains	5,510	4,662	3,020
Gross unrealized losses	78	135	3,525
Estimated fair value	555,611	430,889	622,077
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Non-GSE
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	24,545	31,114	65,766
Gross unrealized gains	1,469	1,859	3,674
Gross unrealized losses	40	37	51
Estimated fair value	25,974	32,936	69,389
Other Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	115,656	112,709	167,190
Gross unrealized gains	617	406	2,222
Gross unrealized losses	67	623	238
Estimated fair value	116,206	112,492	169,174
Other Securities [Member] | Equity Investments-Mutual Funds [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	13,467	11,787	12,437
Gross unrealized gains	36	48	31
Gross unrealized losses			115
Estimated fair value	13,503	11,835	12,353
Other Securities [Member] | Corporate Bonds
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	102,189	100,922	119,765
Gross unrealized gains	581	358	2,146
Gross unrealized losses	67	623	123
Estimated fair value	$ 102,703	$ 100,657	$ 121,788

Securities (Summary of the Expected Maturity Distribution of Debt Securities Available-for-Sale, Other than Mortgage-Backed Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost, Due in one year or less	$ 45,748	$ 30,354
Amortized cost, Due after one year through five years	56,441	70,568
Amortized cost	102,189	100,922
Fair value, Due in one year or less	45,973	30,552
Fair value, Amortized cost, Due after one year through five years	56,730	70,105
Fair value	$ 102,703	$ 100,657

Securities (Narrative) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended			12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Security	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Real Estate Mortgage Investment Conduits (REMICs) [Member] Security	Jun. 30, 2012 Real Estate Mortgage Investment Conduits (REMICs) [Member] Minimum	Jun. 30, 2012 Real Estate Mortgage Investment Conduits (REMICs) [Member] Maximum	Dec. 31, 2011 Non-GSE 1 [Member]	Dec. 31, 2005 Non-GSE 1 [Member]	Dec. 31, 2004 Non-GSE 1 [Member]	Jun. 30, 2012 Non-GSE 1 [Member]	Jun. 30, 2012 Non-GSE 2 [Member]	Jun. 30, 2012 Corporate Bonds Security	Dec. 31, 2011 Corporate Bonds	Jun. 30, 2012 Non-GSE Real Estate Mortgage Investment Conduits (REMICs) [Member] Security
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Proceeds from sale of securities available-for-sale	$ 31,500,000	$ 25,900,000	$ 130,276,000	$ 114,446,000	$ 182,658,000	$ 221,187,000	$ 3,293,000
Gross realized gains on sales of securities available-for-sale	66,000	866,000	1,800,000	2,500,000	2,900,000	1,300,000	89,000
Gross realized losses on sales of securities available-for-sale	0	0	0	0	177,000	4,000	0
Recognized gains on trading securities portfolio	(106,000)	(47,000)	253,000	139,000
Impairment charges against earnings	0	248,000	0	409,000	1,200,000	962,000	1,400,000				593,000
Number of equity investments			1
Number of private label securities			2
Fair value of mortgage backed securities											5,000,000			5,200,000	2,200,000
Estimated amortized cost of mortgage backed securities											$ 5,900,000			$ 5,600,000	$ 2,400,000
Percentage of underlying collateral security												17.00%	83.00%
Period of unrealized loss position of securities									Less than twelve months	Greater than twelve months						Greater than twelve months	Greater than twelve months
Number of securities								1								2		12
Number of current securities																1

Securities (Activity Related to the Credit Component Recognized in Earnings on Debt Securities) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Mar. 31, 2012
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Balance, beginning of period	$ 330	$ 330	$ 330	$ 176		$ 578	$ 578
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	248	248	248	154	176
Cumulative pre-tax credit losses, end of period	$ 578	$ 578	$ 578	$ 330	$ 176	$ 578	$ 578

Securities (Gross Unrealized Losses on Mortgage-Backed Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, less than 12 months	$ 190	$ 555	$ 3,763
Estimated Fair value, less than 12 months	117,280	84,511	363,735
Unrealized losses, 12 months or more	740	1,495	788
Estimated Fair value,Unrealized losses, 12 months or more	19,654	18,976	11,364
Unrealized losses, total	930	2,050	4,551
Estimated Fair value, total	136,934	103,487	375,099
Pass-through Certificates [Member] | Government sponsored enterprises (GSE) [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, less than 12 months	105
Estimated Fair value, less than 12 months	14,717
Unrealized losses, total	105
Estimated Fair value, total	14,717
Pass-through Certificates [Member] | Non-GSE
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, less than 12 months		307
Estimated Fair value, less than 12 months		2,513
Unrealized losses, 12 months or more	640	948	737
Estimated Fair value,Unrealized losses, 12 months or more	7,385	5,002	10,126
Unrealized losses, total	640	1,255	737
Estimated Fair value, total	7,385	7,515	10,126
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Government sponsored enterprises (GSE) [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, less than 12 months	78	135	3,525
Estimated Fair value, less than 12 months	100,705	54,475	344,971
Unrealized losses, total	78	135	3,525
Estimated Fair value, total	100,705	54,475	344,971
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Non-GSE
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, 12 months or more	40	37	51
Estimated Fair value,Unrealized losses, 12 months or more	735	842	1,238
Unrealized losses, total	40	37	51
Estimated Fair value, total	735	842	1,238
Corporate Bonds
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, less than 12 months	7	113	123
Estimated Fair value, less than 12 months	1,858	27,523	13,880
Unrealized losses, 12 months or more	60	510
Estimated Fair value,Unrealized losses, 12 months or more	11,534	13,132
Unrealized losses, total	67	623	123
Estimated Fair value, total	$ 13,392	$ 40,655	$ 13,880

Loans (Summary of Accretable Yield) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2010
Investments In Loans [Line Items]
Balance at the beginning of period	$ 40,873	$ 42,493	$ 0
Accretion into interest income	(1,562)	(3,182)
Balance at end of period	$ 39,311	$ 39,311	$ 0

Loans (Activity in the Allowance for Loan Losses) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Loans [Line Items]
Balance at beginning of year	$ 26,836	$ 21,819	$ 21,819	$ 15,414	$ 8,778
Provision for loan losses	1,159	3,117	12,589	10,084	9,038
Charge-offs, net	(953)	(1,416)	(7,680)	(3,699)	(2,402)
Balance at end of year	$ 27,042	$ 23,520	$ 26,836	$ 21,819	$ 15,414

Deposits (Deposits Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits
Non-interest-bearing demand	$ 160,225	$ 156,493	$ 111,413
Interest-bearing negotiable orders of withdrawal (NOW)	105,795	91,829	76,251
Savings-passbook, statement, tiered, and money market	794,742	765,081	632,143
Certificates of deposit	482,419	480,123	553,035
Deposits, Total	$ 1,543,181	$ 1,493,526	$ 1,372,842

Deposits (Interest Expense on Deposits Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest expense
NOW, savings-passbook, statement, tiered, and money market	$ 1,023	$ 1,164	$ 2,119	$ 2,298
Certificates of deposit	1,438	2,106	2,866	3,989
Interest expense, Total	$ 2,461	$ 3,270	$ 4,985	$ 6,287	$ 12,251	$ 13,573	$ 18,214

Equity Incentive Plan (Stock Options Outstanding) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	$ 9.95	$ 9.94	$ 9.94
Granted			$ 13.24	$ 9.94
Forfeited	$ 9.94
Exercised		$ 9.94	$ 9.94	$ 9.94
Ending Balance	$ 9.95	$ 9.95	$ 9.94	$ 9.94
Exercisable-June 30, 2012	$ 9.95	$ 9.94
Beginning Balance	$ 3.22	$ 3.22	$ 3.22	$ 0
Granted	$ 0	$ 0	$ 4.66	$ 3.22
Forfeited	$ 3.22
Exercised	$ 0	$ 3.22	$ 3.22	$ 3.22
Ending Balance	$ 3.22	$ 3.22	$ 3.22	$ 3.22	$ 0
Exercisable-June 30, 2012	$ 3.22
Beginning Balance	2,056,660	2,072,540	2,083,400
Granted			3,000	2,106,400
Forfeited	(3,560)
Exercised		15,880	13,860	23,000
Ending Balance	2,053,100	2,056,660	2,072,540	2,083,400
Exercisable-June 30, 2012	1,240,040	824,080
Granted	0 years	0 years	10 years	10 years
Outstanding-Beginning Balance	6 years 6 months 26 days	7 years 7 days	8 years 1 month 2 days	9 years 29 days	0 years
Exercisable-June 30, 2012	6 years 6 months 26 days	6 years 11 months 23 days

Equity Incentive Plan (Status of the Company's Restricted Share Awards) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	488,830	653,880	825,150
Granted			4,400	836,650
Vested	(162,650)	(165,050)	(175,670)
Forfeited	(1,240)			(11,500)
Ending Balance	324,940	488,830	653,880	825,150
Beginning Balance	$ 9.97	$ 9.97	$ 9.94
Granted			$ 13.24	$ 9.94
Vested	$ 9.96	$ 9.96	$ 9.94
Forfeited	$ 9.94			$ 9.94
Ending Balance	$ 9.97	$ 9.97	$ 9.97	$ 9.94

Fair Value Measurements (Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Recurring Basis
Available-for-sale:
Mortgage-backed securities	$ 1,221,219	$ 1,098,725	$ 1,244,313
Trading securities	4,490	4,146	4,095
Total	1,225,709	1,102,871	1,248,408
Recurring Basis | GSE
Available-for-sale:
Mortgage-backed securities	1,071,654	945,782	977,872
Recurring Basis | Non-GSE
Available-for-sale:
Mortgage-backed securities	33,359	40,451	97,267
Recurring Basis | Corporate Bonds
Available-for-sale:
Mortgage-backed securities	102,703	100,657	121,788
Recurring Basis | Equities
Available-for-sale:
Mortgage-backed securities	13,503	11,835	12,353
Nonrecurring
Real estate loans:
Impaired loans	35,282	35,212	35,748
Commercial and industrial loans	456	462
Other real estate owned	2,139	3,359	171
Total	37,877	39,033	35,919
Nonrecurring | Commercial Real Estate [Member]
Real estate loans:
Impaired loans	26,524	27,826	26,951
Nonrecurring | One-to-Four Family Residential
Real estate loans:
Impaired loans	2,532	2,532	1,381
Nonrecurring | Construction and Land
Real estate loans:
Impaired loans	1,861	1,709	4,526
Nonrecurring | Multi Family
Real estate loans:
Impaired loans	2,411	1,552	2,890
Nonrecurring | Home Equity and Lines of Credit
Real estate loans:
Impaired loans	1,954	1,593
Level 1 | Recurring Basis
Available-for-sale:
Mortgage-backed securities	13,503	11,835	12,353
Trading securities	4,490	4,146	4,095
Total	17,993	15,981	16,448
Level 1 | Recurring Basis | Equities
Available-for-sale:
Mortgage-backed securities	13,503	11,835	12,353
Level 2 | Recurring Basis
Available-for-sale:
Mortgage-backed securities	1,207,716	1,086,890	1,231,960
Total	1,207,716	1,086,890	1,231,960
Level 2 | Recurring Basis | GSE
Available-for-sale:
Mortgage-backed securities	1,071,654	945,782	977,872
Level 2 | Recurring Basis | Non-GSE
Available-for-sale:
Mortgage-backed securities	33,359	40,451	97,267
Level 2 | Recurring Basis | Corporate Bonds
Available-for-sale:
Mortgage-backed securities	102,703	100,657	121,788
Level 3 | Nonrecurring
Real estate loans:
Impaired loans	35,282	35,212	35,748
Commercial and industrial loans	456	462
Other real estate owned	2,139	3,359	171
Total	37,877	39,033	35,919
Level 3 | Nonrecurring | Commercial Real Estate [Member]
Real estate loans:
Impaired loans	26,524	27,826	26,951
Level 3 | Nonrecurring | One-to-Four Family Residential
Real estate loans:
Impaired loans	2,532	2,532	1,381
Level 3 | Nonrecurring | Construction and Land
Real estate loans:
Impaired loans	1,861	1,709	4,526
Level 3 | Nonrecurring | Multi Family
Real estate loans:
Impaired loans	2,411	1,552	2,890
Level 3 | Nonrecurring | Home Equity and Lines of Credit
Real estate loans:
Impaired loans	$ 1,954	$ 1,593

Fair Value Measurements (Qualitative Information for Level 3 Assets Measured at Fair Value on a Non-Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 35,738
Valuation Methodology	Appraisals
Discount for dated appraisal utilizing changes in real estate indexes	Varies
Discount for costs to sell	7.00%
Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 2,139
Valuation Methodology	Appraisals
Discount for dated appraisal utilizing changes in real estate indexes	Varies
Discount for costs to sell	7.00%
Maximum | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount for quick sale	20.00%
Minimum | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount for quick sale	10.00%

Fair Value Measurements (Estimated Fair Values of the Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying Value
Financial assets:
Cash and cash equivalents	$ 34,381	$ 65,269	$ 43,852
Trading securities	4,490	4,146	4,095
Securities available-for-sale	1,221,219	1,098,725	1,244,313
Securities held-to-maturity	2,832	3,617	5,060
Federal Home Loan Bank of New York stock, at cost	14,208	12,677	9,784
Loans held-for-sale	355	3,900	1,170
Net loans held-for-investment	1,045,906	1,047,631	805,772
Financial liabilities:
Deposits	1,543,181	1,493,526	1,372,842
Repurchase agreements and other borrowings	513,571	481,934	391,237
Advance payments by borrowers	3,177	2,201	693
Estimated Fair Value
Financial assets:
Cash and cash equivalents	34,381	65,269	43,852
Trading securities	4,490	4,146	4,095
Securities available-for-sale	1,221,219	1,098,725	1,244,313
Securities held-to-maturity	2,961	3,771	5,273
Federal Home Loan Bank of New York stock, at cost	14,208	12,677	9,784
Loans held-for-sale	355	3,900	1,170
Net loans held-for-investment	1,111,954	1,081,484	818,295
Financial liabilities:
Deposits	1,549,103	1,499,906	1,377,068
Repurchase agreements and other borrowings	528,777	498,774	403,920
Advance payments by borrowers	3,177	2,201	693
Estimated Fair Value | Level 1
Financial assets:
Cash and cash equivalents	34,381
Trading securities	4,490
Securities available-for-sale	13,503
Estimated Fair Value | Level 2
Financial assets:
Securities available-for-sale	1,207,716
Securities held-to-maturity	2,961
Federal Home Loan Bank of New York stock, at cost	14,208
Financial liabilities:
Deposits	1,549,103
Repurchase agreements and other borrowings	528,777
Advance payments by borrowers	3,177
Estimated Fair Value | Level 3
Financial assets:
Loans held-for-sale	355
Net loans held-for-investment	$ 1,111,954

Fair Value Measurements (Earnings Per Share Calculations and Reconciliation of Basic to Diluted) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share calculations and reconciliation of basic to diluted
Net income available to common stockholders	$ 3,948	$ 3,810	$ 3,696	$ 4,347	$ 4,970	$ 3,831	$ 2,395	$ 4,186	$ 3,381	$ 8,896	$ 9,317	$ 16,823	$ 13,793	$ 12,074
Weighted average shares outstanding-basic	38,512,169			40,599,400						38,579,475	40,848,467	40,068,991	41,387,106	42,405,774
Effect of non-vested restricted stock and stock options outstanding	451,952			381,291						473,643	411,566	446,254	281,900	126,794
Weighted average shares outstanding-diluted	38,964,121			40,980,691						39,053,118	41,260,033	40,515,245	41,669,006	42,532,568
Earnings per share-basic	$ 0.1			$ 0.11						$ 0.23	$ 0.23	$ 0.42	$ 0.33	$ 0.28
Earnings per share-diluted	$ 0.1			$ 0.11						$ 0.23	$ 0.23	$ 0.42	$ 0.33	$ 0.28

Recent Accounting Pronouncements (Narrative) (Detail)	6 Months Ended
Jun. 30, 2012 Statement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of consecutive statements	2
Threshold having a likelihood	More than 50%

Other Matters (Narrative) (Detail) (USD $)	1 Months Ended		6 Months Ended
	Feb. 22, 2012	Jun. 30, 2012	Jun. 30, 2012 Litigation Case One [Member]	Jun. 30, 2012 Litigation Case Two [Member]
Changes In Business And Other Matters [Line Items]
Conversion cost		$ 402,000
Plaintiff seeking damages	40,000,000		40,000,000
Insurance coverage amount	$ 12,000,000			$ 12,000,000